                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213


      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]


         Post-Effective Amendment No. 35                            [X]



                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No. 36                                           [X]


                        (Check appropriate box or boxes)



                        NATIONWIDE SEPARATE ACCOUNT TRUST

                            TOTAL RETURN FUND
                            CAPITAL APPRECIATION FUND
                            GOVERNMENT BOND FUND
                            MONEY MARKET FUND
                            NATIONWIDE SMALL COMPANY FUND
                            NATIONWIDE INCOME FUND
                            NATIONWIDE STRATEGIC GROWTH FUND
                            NATIONWIDE STRATEGIC VALUE FUND
                            NATIONWIDE EQUITY INCOME FUND
                            NATIONWIDE HIGH INCOME BOND FUND
                            NATIONWIDE BALANCED FUND
                            NATIONWIDE MULTI SECTOR BOND FUND

                            NATIONWIDE MID CAP FUND INDEX FUND

                            NATIONWIDE SMALL CAP VALUE FUND

                            NATIONWIDE GLOBAL 50 FUND
                            NATIONWIDE SMALL CAP GROWTH FUND

                            NATIONWIDE GROWTH FOCUS FUND
                            NATIONWIDE NEW ECONOMY FUND



               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)


       Registrant's Telephone Number, including Area Code: (614) 249-7111


                                            Send Copies of Communications to:
       MS. ELIZABETH A. DAVIN             STRADLEY, RONON, STEVENS AND YOUNG LLP
        ONE NATIONWIDE PLAZA                     2600 COMMERCE SQUARE
        COLUMBUS, OHIO 43215                  PHILADELPHIA, PENNSYLVANIA 19103
(NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective: (check appropriate box)


     [X] immediately upon filing pursuant to paragraph (b)


     [ ] on (date) pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on [date] pursuant to paragraph (a)(1)


     [ ] 75 days after filing pursuant to paragraph (a)(2)


     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:


     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


This filing includes the Prospectuses for all of the Trust's series (except for the Nationwide Growth Focus Fund, Nationwide New Economy Fund, the Nationwide Global Technology & Communications Fund, Nationwide Global Life Sciences Fund, and Nationwide International Equity Fund and the Statement of Additional Information encompassing all series of Nationwide Separate Account Trust (except for Nationwide Global Technology & Communications Fund, Nationwide Global Life Sciences Fund and Nationwide International Equity Fund). The prospectuses for the Trust's remaining series are incorporated by reference.

This filing of Post-Effective Amendment No. 35 to the registration statement does not amend in any respect Post-Effective Amendment No. 34 filed on March 24, 2000.

Nationwide(R) Separate Account Trust

- Total Return Fund

- Capital Appreciation Fund

- Government Bond Fund

- Money Market Fund


May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES


TOTAL RETURN FUND..............................................................2


Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


CAPITAL APPRECIATION FUND......................................................4


Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


GOVERNMENT BOND FUND...........................................................6


Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


MONEY MARKET FUND..............................................................8


Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE FUNDS..........................................................10


Temporary Defensive Positions

More About the Stock Funds


More About the Government Bond Fund


More About the Money Market Fund





MANAGEMENT....................................................................13



Management's Discussion of the Funds' Performance


Investment Adviser



BUYING AND SELLING FUND SHARES................................................18


Who Can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales

Dividends and Distributions

Tax Status


FINANCIAL HIGHLIGHTS..........................................................19


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES

This prospectus provides information about four funds offered by Nationwide Separate Account Trust, which include two stocks funds, a bond fund and a money market fund (together the Funds). The "Stock Funds" means both the Total Return Fund and the Capital Appreciation Fund.


Total Return Fund

OBJECTIVE

The investment objective of the Fund is to obtain reasonable, long-term total return on invested capital. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


The Fund is slightly more conservative than the Capital Appreciation Fund, since it seeks total return through a flexible combination of current income and capital appreciation. In other words, the Fund looks for stocks and other securities that pay dividends and other income, instead of relying solely on the security's prospect for increasing in value. To achieve its objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance and generally intends to be fully invested in these securities.


The Fund generally looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It will typically hold the securities of no more than 70 companies at any time. It usually will sell securities if:

- the price of the security is overvalued

- the company's earnings are consistently lower than expected

- more favorable opportunities are identified.

PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.



RISK OF HOLDING A SMALL NUMBER OF SECURITIES. Because the Fund typically holds fewer securities than other stock funds, the price fluctuations of any security will have a greater impact on the Fund.



For additional information, see "More About the Funds".


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

1990                                                                       -8.00
1991                                                                       38.50
1992                                                                        8.20
1993                                                                       10.90
1994                                                                        1.10
1995                                                                       29.10
1996                                                                       21.80
1997                                                                       29.40
1998                                                                       18.10
1999                                                                        6.90

Best Quarter:   17.0%, 4th qtr. of 1998
Worst Quarter: -13.6%, 3rd qtr. of 1990


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                            1 YEAR   5 YEARS   10 YEARS
                            ------   -------   --------
The Fund                     6.94%    20.78%    14.79%
The S&P 500 Index(1)        21.04%    28.55%    18.20%


------------


(1) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.60%
Other Expenses                               0.12%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.72%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.78%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholders's actual costs may be higher or lower, based on these assumptions the cost would be:


       1 YEAR            3 YEARS       5 YEARS      10 YEARS
       ------            -------       -------      --------
        $74                $230          $401          $894

         Fund Summaries



Capital Appreciation Fund


OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


To achieve its objective, the Fund primarily invests in the common stock of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stock and convertible securities and generally intends to be fully invested in these securities.



The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:


- the price of the security is overvalued

- the company's earnings are consistently lower than expected

- more favorable opportunities are identified.

PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.



STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world. As of the date of this prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record levels. There is no guarantee that such levels will continue.


RISK RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


For additional information, see "More About the Funds".

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

1993                                                                              9.60
1994                                                                             -0.90
1995                                                                             29.40
1996                                                                             26.10
1997                                                                             34.50
1998                                                                             30.00
1999                                                                              4.30

Best Quarter:   20.5%, 4th qtr. of 1998

Worst Quarter: -11.1%, 3rd qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                                       SINCE
                                 1 YEAR   5 YEARS   INCEPTION(1)
                                 ------   -------   ------------
The Fund                          4.28%    24.36%       17.27%
The Russell 1000(R) Growth
  Index(2)                       33.16%    32.41%       22.42%
The S&P 500 Index(3)             21.04%    28.55%       20.42%


------------


(1) The Fund commenced operations on April 15, 1992.



(2) Russell 1000(R) Growth Index is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000(R) Index. The Fund is changing the index to which it is compared to the Russell 1000(R) Growth Index because this index more accurately reflects the stocks the Fund invests in. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.60%
Other Expenses                               0.14%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.74%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.80%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.



EXAMPLE


This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


       1 YEAR            3 YEARS       5 YEARS      10 YEARS
       ------            -------       -------      --------
         $76              $237          $411          $918

         Fund Summaries


Government Bond Fund

OBJECTIVE

The investment objective of the Fund is to provide as high a level of income as is consistent with the preservation of capital. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing at least 65% of its total assets in U.S. Government and agency bonds, bills, and notes. The Fund may also invest in mortgage-backed securities issued by U.S. Government agencies. The Fund's dollar-weighted average portfolio maturity generally will be three to seven years.


To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other techniques. The goal is to find obligations that present good value and pay attractive interest rates. The Fund may also look for U.S. Government and agency securities that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.


The Fund's portfolio manager will consider the duration of

                                       particular debt securities and the Fund's overall portfolio when managing the Fund.
The Fund will have a duration of three to six years.



 Duration is the sensitivity of the net asset value of the Fund to changes in interest rates.


PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.


INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund.


Some of the securities purchased by the Government Bond Fund are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. Other securities are issued by U.S. government agencies and are not backed by the full faith and credit of the U.S. government, but are backed by the issuing agency.



PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Fund may have to reinvest the proceeds from the repayment at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.


LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.


INFLATION RISK. There is also inflation risk, which affects the value of fixed-rate investments such as debt securities. If the Government Bond Fund buys debt securities when inflation and interest rates are low, the value of these debt securities could fall as inflation rises. This could happen as investors find debt securities with lower interest rates less attractive than debt securities that pay higher interest rates.



For additional information, see "More About the Funds".

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

1990                                                                        9.50
1991                                                                       16.70
1992                                                                        7.90
1993                                                                        9.50
1994                                                                       -3.20
1995                                                                       18.70
1996                                                                        3.50
1997                                                                        9.70
1998                                                                        8.90
1999                                                                       -2.40


Best Quarter:   6.7%, 3rd qtr. of 1991


Worst Quarter: -3.8%, 2nd qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                              1 YEAR   5 YEARS   10 YEARS
                              ------   -------   --------
The Fund                      -2.35%    7.46%      7.67%
The Merrill Lynch Government
  Master Index(1)             -2.11%    7.46%      7.51%


------------


(1) The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.50%
Other Expenses                               0.15%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.65%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.66%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


       1 YEAR            3 YEARS       5 YEARS      10 YEARS
       ------            -------       -------      --------
         $66              $208          $362          $810

         Fund Summaries


Money Market Fund

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


The Fund seeks to achieve its investment objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks, if denominated in U.S. dollars. The Fund may also invest in high quality floating and adjustable rate obligations and asset-backed commercial paper and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.


The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the Fund.


INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.


MONEY MARKET FUND RISK. Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


For additional information, see "More About the Funds".


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1990                                                                        8.00
1991                                                                        5.80
1992                                                                        3.40
1993                                                                        2.80
1994                                                                        3.90
1995                                                                        5.70
1996                                                                        5.10
1997                                                                        5.30
1998                                                                        5.30
1999                                                                        4.80


Best Quarter:  2.0%, 1st qtr. of 1990

Worst Quarter: 0.7%, 2nd qtr. of 1993


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                              1 YEAR   5 YEARS   10 YEARS
                              ------   -------   --------
The Fund                       4.84%    5.23%      4.99%
The Consumer Price Index(1)    2.68%    2.37%      2.93%


------------


(1) The Consumer Price Index is an index of prices that measures the change in the cost of basic goods and services over time. The Consumer Price Index is frequently used to measure inflation in the United States.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.40%
Other Expenses                               0.14%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.54%


------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.55%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


       1 YEAR            3 YEARS       5 YEARS      10 YEARS
       ------            -------       -------      --------
         $55              $173          $302          $677

         MORE ABOUT THE FUNDS


The Funds may use the following investment techniques to increase returns, protect assets or diversify investments. The Funds may also engage in hedging techniques such as the purchase and sale of options and futures contracts as described in the Statement of Additional Information (SAI). These techniques are subject to certain risks. For additional information about a Fund's investment strategies and techniques, see the SAI.


TEMPORARY DEFENSIVE POSITIONS


In response to economic, political or unusual market conditions, each of the Stock Funds and the Government Bond Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.


MORE ABOUT THE STOCK FUNDS


Other Investment Techniques


The Stock Funds may invest in the following securities:

CONVERTIBLE SECURITIES. In addition to investing in common stocks, each of the Stock Funds may invest in convertible securities -- also known as convertibles -- including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

         MORE ABOUT THE FUNDS



MORE ABOUT THE GOVERNMENT BOND FUND


Principal Investment Techniques

The Government Bond Fund may invest in the following securities:

U.S. GOVERNMENT SECURITIES. These securities include U.S. Treasury bills, U.S. Treasury notes, bonds issued or guaranteed by the U.S. Government, and securities issued by U.S. Government agencies. These agencies and securities include:


- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States


- The Federal Home Loan Banks


- The Federal National Mortgage Association (FNMA)



- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)


- The Federal Farm Credit Banks.


Although there is virtually no credit risk with U.S. Government securities (especially those backed by the full faith and credit of the United States), neither the U.S. Government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment rates and other factors may affect the value of these securities.



MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are bonds that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies. Collateralized Mortgage Obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs purchased by the Government Bond Fund are issued by U.S. Government agencies.



These securities may be subject to interest rate risk and prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans, and mortgage-backed securities secured by such loans will be paid off sooner than the portfolio manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Government Bond Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.


FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Government Bond Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market, reducing the Government Bond Fund's income. The Government Bond Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.


MATURITY. Every debt security has a stated maturity date when the issuer must repay the security's entire principal value to the investor. However, many securities are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a security's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed securities.


A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective rather than stated maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.


DURATION. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

         MORE ABOUT THE FUNDS



MORE ABOUT THE MONEY MARKET FUND


Principal Risks

The Money Market Fund is a low-risk investment compared to most other investments. Given its objective -- to preserve capital, generate income and maintain liquidity -- the Money Market Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.


Non-Principal Risk



LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. To the extent the Fund invests in illiquid securities such as extendable commercial notes (whose maturity may be extended to up to 390 days at the option of the issuer), it is subject to this risk. The Fund will limit this risk by investing primarily in relatively short-term, high-quality securities.


Principal Investment Techniques

The Money Market Fund may invest in the following securities:

MONEY MARKET OBLIGATIONS. These include:

- U.S. Government securities with remaining maturities of 397 days or less


- Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)


- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency

- Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)

- Repurchase agreements relating to debt obligations that the Fund could purchase directly


- Unrated debt obligations with remaining maturities of 397 days or less that are determined by VMF to be of comparable quality to the securities described above.


Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Money Market Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Money Market Fund's income. The Money Market Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset-backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.

         MANAGEMENT


MANAGEMENT'S DISCUSSION OF THE FUNDS' PERFORMANCE



The following is management's discussion of the performance of the Funds for the year ended December 31, 1999. This discussion provides an overview of the economy and how it affected the Funds during the year. It also provides a look into the current and future investment techniques and strategies of the Funds from the perspective of the portfolio managers.


TOTAL RETURN FUND


For the year, the Total Return Fund produced a return of 6.94%, compared to a return of 21.04% for the S&P 500. The reasons for the Fund's underperformance this year are straightforward. First, two sectors overweighted in the Fund, drug stocks and financial stocks, both significantly lagged the Index. Rising interest rates and fears of further increases knocked down most financial stocks, while fear of healthcare reform seemed to be the main factor in the drug sector's decline. The other main reason the Fund lagged relative to its benchmark was due to the strong performance of technology stocks. While the Fund does have about 12% of its assets in technology, its holdings are predominately in the more reasonably valued companies, such as IBM, Hewlett Packard, and BMC Software. While these holdings as a group did well in 1999, it wasn't enough to offset the weakness in drugs and financials. The Index's performance benefited from very strong gains in the more highly valued, and speculative, technology issues.



With regard to the asset concentrations in financial and drug stocks, we still think that there are powerful, long-term demographic forces providing a favorable climate for these sectors, and the companies the Fund owns are high quality and possess solid business franchises that are difficult to compete with. For those reasons, these sectors still offer a favorable risk/reward profile on a long-term basis and we don't anticipate significant changes to those holdings. While technology is not a sector the Fund has ignored, the Fund's longstanding policy has been to control risk, both in terms of stock valuation and the quality of the underlying business. We have added to the Fund's holdings in technology during periods of weakness, focusing on companies with strong franchises and reasonable valuations relative to their growth potential. While we will probably continue to take advantage of these opportunities, we intend to do so in a manner that is consistent with Fund's objectives and policies. We also intend to maintain a reasonable balance among sectors and keep a favorable long-term risk/reward ratio for the entire portfolio.



In 1999, we concentrated on stocks that possessed the most favorable long-term prospects and eliminated underperforming issues where fundamentals were not as strong. Hence, the number of names in the portfolio has gone from 61 at the beginning of the year, to a current level of 47. We believe this will help to improve performance going forward. Fund composition, however, is subject to change.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE TOTAL RETURN FUND AND THE S&P 500(1, 2)


                                                                     TOTAL RETURN FUND                       S&P 500
                                                                     -----------------                       -------
89                                                                        10000.00                           10000.00
90                                                                         9197.00                            9683.00
91                                                                        12736.00                           12641.00
92                                                                        13778.00                           13610.00
93                                                                        15282.00                           14970.00
94                                                                        15446.00                           15166.00
95                                                                        19940.00                           20842.00
96                                                                        24295.00                           25651.00
97                                                                        31445.00                           34209.00
98                                                                        37128.00                           43987.00
99                                                                        39706.00                           53244.00

------------


(1 )The calculations in the graph assume reinvestment of dividends and distributions.



(2 )The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


                               TOTAL RETURN FUND

                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR        5 YEARS        10 YEARS
------        -------        --------
 6.94%         20.78%         14.79%


------------

Past performance is not predictive of future performance.

CAPITAL APPRECIATION FUND


The total return for the Capital Appreciation Fund for the year ended December 31, 1999 was 4.28% compared to 33.16% for the Russell 1000 Growth Index, its new benchmark, and 21.04%, for the S&P 500 Index, its previous benchmark.



The Fund underperformed the S&P 500 Index due to the relatively weak performance of both the pharmaceutical stocks and the entire financial sector where the Fund is overweighted in these areas. These sectors were hurt during the year due to increasing earnings growth in other areas of the market as well as rising interest rates. The S&P 500 Index also benefited from the exceptionally strong performance of the technology sector, an area where the Fund is underweighted.

         Management


Warner-Lambert, the largest holding in the portfolio, continued to achieve impressive, steady growth from its drug portfolio. Also, during the quarter, Warner-Lambert announced a definitive agreement to merge with American Home Products (AHP). Within hours of that announcement, Pfizer made an unsolicited bid for Warner-Lambert. Both AHP and Pfizer are holdings in the Fund, and we are optimistic that either scenario will be beneficial for both companies. It is also likely that these announcements will lead to other positive combinations within the pharmaceutical industry.



The largest position in the financial services sector at year-end was MBNA Corp. This company is a unique financial service franchise and is well positioned to continue to outperform its industry peers. As mentioned earlier, the overall financial services sector had been weak. However, with the passage of the new financial services reform legislation, along with a leveling off of interest rates, these stocks should once again begin to lead the market.



I would also like to mention Black & Decker and Quaker Oats. These world class consumer products companies have shown consistent sales and earnings growth over the past couple of years but continue to lag the overall market due to a general lack of interest in consumer products companies.



The largest new holding in the portfolio is General Electric. GE has an unparalleled long-term growth record and continues to dominate its core businesses. The company has a well-known history of disciplined management, as well as a long-term shareholder orientation.



During 1999, the Fund continued to concentrate portfolio holdings in high quality names. However, the market has not differentiated significantly between such quality companies and higher risk businesses and the Fund's performance was impacted negatively by this.



Finally, the Fund's outstanding performer during the year was Tiffany & Co. The stock more than tripled in 1999 and roughly five percent of the Fund's assets at year end.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND AND THE S&P 500 INDEX AND RUSSELL 1000 GROWTH INDEX(1, 2, 3)


                                                CAPITAL APPRECIATION FUND      RUSSELL 1000 GROWTH               S&P 500
                                                -------------------------      -------------------               -------
4/92                                                      10000                       10000                       10000
92                                                        10578                       10967                       10447
93                                                        11595                       11285                       11496
94                                                        11490                       11585                       11647
95                                                        14863                       15893                       16019
96                                                        18748                       19567                       19695
97                                                        25215                       25533                       26264
98                                                        32770                       35416                       33769
99                                                        34172                       47159                       42001

------------


(1) The calculation in the graph assumes reinvestments of dividends and distributions.



(2) Russell 1000 Growth Index is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000 index. The Fund is changing the Index to which it is compared to the Russell 1000 Growth Index because the index more accurately reflects the stocks the Fund invests in. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



(3) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


                           CAPITAL APPRECIATION FUND

                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR        5 YEARS        LIFE(1)
------        -------        -------
4.28 %         24.36%         17.27%


------------


(1) The fund commenced operations on April 15, 1992.


Past performance is not predictive of future performance.

GOVERNMENT BOND FUND


For 1999 the total return for the Nationwide Separate Account Trust Government Bond Fund was -2.35% versus -2.11% for the Merrill Lynch Government Master Index. The Index is designed to reflect the performance of the broad U.S. Treasury and agency market.



The strain of a 75 basis point increase in the Fed Funds rate and the attractive returns available on alternative products caused investors to sell Treasuries throughout the year. The result was the second worst year of performance ever for U.S. Treasury bonds. Although reported inflation remains low, interest rates may continue to rise until investors perceive the risk/reward trade-off for bonds is favorable versus equities. During the year, 30-year Treasury yields rose from 5.09% to 6.48%. Intermediate Treasuries also performed poorly, as the 2-year Treasury's yield rose from 4.53% to 6.23%, and 10 year Treasuries went from 4.66% to 6.43%.



During the year, an emphasis was placed on investing in securities other than Treasuries. These securities performed well during 1999, and I expect current holdings to continue to perform well into early 2000. During 1999, I took advantage of several opportunities to upgrade holdings of mortgage-backed bonds and moved assets out of Treasuries and into agencies. These swaps have worked out well and I continue to look for opportunities to add incremental value.



For the coming year, I expect another 50 basis point increase in the Fed Funds rate. The Fund's holdings are positioned for a flattening yield curve environment. If it becomes apparent that the economy is slowing, I will shift to a bulleted portfolio with positions concentrated in the five to ten year part of the curve. This will allow shareholders to benefit from a stable to falling interest rate environment.



Current holdings include 24% in Treasuries, 38% in Agency obligations, 35% in CMO's and the remainder in repurchase agreements. Fund composition, however, is subject to change.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GOVERNMENT BOND FUND AND THE MERRILL LYNCH GOVERNMENT MASTER INDEX(1, 2)


                                                                    GOVERNMENT BOND FUND         MERRILL LYNCH GOV'T MASTER INDEX
                                                                    --------------------         --------------------------------
89                                                                        10000.00                           10000.00
90                                                                        10949.00                           10883.00
91                                                                        12778.00                           12538.00
92                                                                        13783.00                           13445.00
93                                                                        15095.00                           14874.00
94                                                                        14607.00                           14393.00
95                                                                        17345.00                           17028.00
96                                                                        17950.00                           17499.00
97                                                                        19685.00                           19179.00
98                                                                        21439.00                           21067.00
99                                                                        20936.00                           20623.00

------------


(1) The calculation in the graph assumes reinvestment of dividends and distributions.



(2) The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


                              GOVERNMENT BOND FUND

                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR        5 YEARS        10 YEARS
------        -------        --------
-2.35%         7.46%           7.67%


------------

Past performance is not predictive of future performance.

         Management

MONEY MARKET FUND


The Money Market Fund ended the year with net assets of $2,127.5 million and an average maturity of 27 days. Net assets increased 55% over the year. First tier commercial paper accounted for 87% of the Fund followed by U.S.
Government/Agency securities at 12% and Canadian Government obligations at 1%. Fund composition, however is subject to change.



Industry concentrations were again in those sectors that offered higher spreads including broker/dealers at 14% of the Fund followed by banks and consumer sales finance both at 10%. The Fund continues to experience volatile cash flow as investors switch fund options. As a result, the amount of any issuer's securities in the portfolio is generally kept below 4%. At year end, the largest holding in any one issuer outside of Treasury Bills was 2.9%.



While officials did not anticipate a major financial crisis relating to the Y2K issue, we believed it best to increase the liquidity of the Fund in case of some minor disruptions. As a result, at the end of the year the percentage of U.S. Government/Agency securities was higher than usual. In addition, we tightened up the credit quality of issues taken into 2000.



Since the Fall of 1999, interest rates have steadily increased due to concerns of an overheated economy and possible increase in inflationary pressures, and economists expect further increases in the Fed Funds rate. The Fund should be well positioned to take advantage of higher rates due to a shorter average maturity.



The Money Market Fund is in compliance with the provisions under Rule 2a-7 and continues to invest in only first tier money market instruments. An internal credit review is completed on every issuer prior to investment. The Fund performed favorable for all periods reviewed against its benchmark, the Lipper Variable Insurance Money Market Index.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE MONEY MARKET FUND AND THE CONSUMER PRICE INDEX(1, 2)


                                                                         Money Market Fund                   Consumer Price Index
                                                                         -----------------                   --------------------
89                                                                            10000.00                             10000.00
90                                                                            10803.00                             10611.00
91                                                                            11433.00                             10936.00
92                                                                            11822.00                             11253.00
93                                                                            12149.00                             11562.00
94                                                                            12621.00                             11872.00
95                                                                            13332.00                             12173.00
96                                                                            14017.00                             12577.00
97                                                                            14752.00                             12791.00
98                                                                            15530.00                             12998.00
99                                                                            16281.00                             13347.00

------------


(1) The calculations in the graph assume reinvestment of dividends and distributions.



(2) The Consumer Price Index is an index of prices that measures the change in the cost of basic goods and services over time. The Consumer Price Index is frequently used to measure inflation in the United States.


                               MONEY MARKET FUND

                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR        5 YEARS        10 YEARS
------        -------        --------
4.84 %         5.23%           4.99%


------------

Past performance is not predictive of future performance.

INVESTMENT ADVISER



VMF, Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of each of the Funds. VMF was organized in 1999, and advises mutual funds. As of December 31, 1999, VMF and its affiliates had approximately $22.5 billion in assets under management.



Each Fund pays VMF a management fee, which is based on the Funds' average daily net assets. The total fee paid by each of the Funds for the fiscal year ended December 31, 1999, expressed as a percentage of the Fund's average daily net assets, was as follows:


                  FUND                     FEE
                  ----                     ----
Total Return Fund                          0.59%
Capital Appreciation Fund                  0.60%
Government Bond Fund                       0.50%
Money Market Fund                          0.40%

TOTAL RETURN FUND


Portfolio Manager: Charles Bath is the portfolio manager for the Total Return Fund. Mr. Bath is also the Portfolio Manager of the Nationwide Fund, which he has managed since 1985, and he managed the Capital Appreciation Fund from 1992 to March 31, 2000. Mr. Bath has been with VMF and/or its predecessors since 1985.


CAPITAL APPRECIATION FUND


Portfolio Manager: Christopher Baggini is the portfolio manager of the Capital Appreciation Fund. Mr. Baggini joined Villanova Capital in March 2000. Prior to joining Villanova Capital, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.


GOVERNMENT BOND FUND


Portfolio Manager: Gary Hunt is the portfolio manager for the Government Bond Fund. Mr. Hunt joined Nationwide in 1992 as a securities analyst. Mr. Hunt has managed the Government Bond Fund since May 1, 1997, either as a co-manager or since May 1999, alone. He is also manager of the Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund.


MONEY MARKET FUND

Portfolio Manager: Karen G. Mader is the portfolio manager of the Money Market Fund. She has managed the Money Market Fund since 1987.

         BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Funds may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV is determined by dividing the total market value of the securities owned by a Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.


The Funds do not determine NAV on the following days:


- Christmas Day

- New Year's Day

- Martin Luther King Jr. Day

- Presidents' Day

- Good Friday

- Memorial Day

- Independence Day

- Labor Day

- Thanksgiving Day

- other days when the New York Stock Exchange is not open.


The Funds reserve the right not to determine NAV when:


- a Fund has not received any orders to purchase, sell, or exchange shares

- changes in the value of a Fund's portfolio do not affect the NAV.


If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES


Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.


DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.


Please refer to the SAI for more information regarding the tax treatment of the Funds.

         FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The information for the years ended December 31, 1999, 1998 and 1997 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Information for the years ended December 31, 1996 and 1995 were audited by other auditors.



                                                                          TOTAL RETURN FUND
                                                     ------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------
                                                        1999         1998         1997         1996        1995
                                                     ----------   ----------   ----------   ----------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD               $    18.40   $    16.38   $    13.27   $    11.54   $   9.70
  Net investment income                                    0.12         0.19         0.23         0.24       0.31
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments            1.13         2.77         3.65         2.26       2.49
                                                     ----------   ----------   ----------   ----------   --------
     Total from investment operations                      1.25         2.96         3.88         2.50       2.80
                                                     ----------   ----------   ----------   ----------   --------
  Dividends from net investment income                    (0.12)       (0.19)       (0.23)       (0.25)     (0.31)
  Dividends from net realized gain from investment
     transactions                                         (0.72)       (0.75)       (0.52)       (0.52)     (0.65)
  Dividends in excess of net realized gain from
     investment transactions                                 --           --        (0.01)          --         --
  Dividends from tax return of capital                       --           --        (0.01)          --         --
                                                     ----------   ----------   ----------   ----------   --------
     Total distributions                                  (0.84)       (0.94)       (0.77)       (0.77)     (0.96)
                                                     ----------   ----------   ----------   ----------   --------
     Net increase (decrease) in net asset value            0.41         2.02         3.11         1.73       1.84
                                                     ----------   ----------   ----------   ----------   --------
NET ASSET VALUE -- END OF PERIOD                     $    18.81   $    18.40   $    16.38   $    13.27   $  11.54
                                                     ==========   ==========   ==========   ==========   ========
Total Return                                               6.94%       18.07%       29.43%       21.84%     29.09%
Ratios and supplemental data:
  Net Assets, end of period (000)                    $2,419,737   $2,343,437   $1,849,241   $1,179,876   $814,964
  Ratio of expenses to average net assets                  0.72%        0.65%        0.54%        0.51%      0.51%
  Ratio of net investment income to average net
     assets                                                0.64%        1.05%        1.54%        1.99%      2.84%
  Portfolio turnover                                      29.95%       17.13%       13.85%       16.18%     16.12%



                                                                      CAPITAL APPRECIATION FUND
                                                      ----------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------
                                                         1999         1998         1997        1996       1995
                                                      ----------   ----------   ----------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD                $    26.59   $    21.21   $    16.28   $  13.48   $  10.92
  Net investment income                                     0.17         0.19         0.20       0.21       0.23
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments             0.92         6.14         5.39       3.29       2.96
                                                      ----------   ----------   ----------   --------   --------
     Total from investment operations                       1.09         6.33         5.59       3.50       3.19
                                                      ----------   ----------   ----------   --------   --------
  Dividends from net investment income                     (0.17)       (0.19)       (0.20)     (0.22)     (0.23)
  Dividends from net realized gain from investment
     transactions                                          (1.60)       (0.76)       (0.46)     (0.48)     (0.40)
  Tax return of capital                                    (0.20)          --           --         --         --
                                                      ----------   ----------   ----------   --------   --------
     Total distributions                                   (1.97)       (0.95)       (0.66)     (0.70)     (0.63)
                                                      ----------   ----------   ----------   --------   --------
     Net increase (decrease) in net asset value            (0.88)        5.38         4.93       2.80       2.56
                                                      ----------   ----------   ----------   --------   --------
NET ASSET VALUE -- END OF PERIOD                      $    25.71   $    26.59   $    21.21   $  16.28   $  13.48
                                                      ==========   ==========   ==========   ========   ========
Total Return                                                4.28%       29.96%       34.49%     26.14%     29.35%
Ratios and supplemental data:
  Net Assets, end of period (000)                     $1,067,839   $1,064,498   $  481,738   $211,474   $ 81,237
  Ratio of expenses to average net assets                   0.74%        0.67%        0.56%      0.52%      0.54%
  Ratio of net investment income to average net
     assets                                                 0.62%        0.83%        1.10%      1.53%      1.89%
  Portfolio turnover                                       24.70%       10.67%       10.88%     22.19%     20.28%

         Financial Highlights



                                                                  GOVERNMENT BOND FUND
                                             --------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                1999          1998          1997         1996        1995
                                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- BEGINNING OF PERIOD       $    11.69    $    11.38    $    11.04    $  11.36    $  10.20
  Net investment income                            0.61          0.63          0.69        0.69        0.71
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                  (0.88)         0.37          0.34       (0.32)       1.16
                                             ----------    ----------    ----------    --------    --------
     Total from investment operations             (0.27)         1.00          1.03        0.37        1.87
                                             ----------    ----------    ----------    --------    --------
  Dividends from net investment income            (0.61)        (0.63)        (0.69)      (0.69)      (0.71)
  Dividends from net realized gain from
     investment transactions                      (0.02)        (0.06)           --          --          --
                                             ----------    ----------    ----------    --------    --------
     Total distributions                          (0.63)        (0.69)        (0.69)      (0.69)      (0.71)
                                             ----------    ----------    ----------    --------    --------
     Net increase (decrease) in net asset
       value                                      (0.90)         0.31          0.34       (0.32)       1.16
                                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF PERIOD             $    10.79    $    11.69    $    11.38    $  11.04    $  11.36
                                             ==========    ==========    ==========    ========    ========
Total Return                                      (2.35)%        8.91%         9.67%       3.49%      18.74%
Ratios and supplemental data:
  Net Assets, end of period (000)            $  769,957    $  761,897    $  475,392    $459,247    $454,016
  Ratio of expenses to average net assets          0.65%         0.57%         0.53%       0.51%       0.51%
  Ratio of net investment income to average
     net assets                                    5.41%         5.60%         6.19%       6.23%       6.45%
  Portfolio turnover                              51.61%        32.03%        68.61%      33.75%      97.05%



                                                                   MONEY MARKET FUND
                                             --------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                1999          1998          1997         1996        1995
                                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- BEGINNING OF PERIOD       $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
  Net investment income                            0.05          0.05          0.05        0.05        0.06
  Dividends from net investment income            (0.05)        (0.05)        (0.05)      (0.05)      (0.06)
                                             ----------    ----------    ----------    --------    --------
  Net increase (decrease) in net asset
     value                                           --            --            --          --          --
                                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE -- END OF PERIOD             $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
                                             ==========    ==========    ==========    ========    ========
     Total Return                                  4.81%         5.27%         5.26%       5.12%       5.66%
Ratios and supplemental data:
  Net Assets, end of period (000)            $2,127,500    $1,373,334    $  993,597    $983,529    $737,408
  Ratio of expenses to average net assets          0.54%         0.46%         0.51%       0.51%       0.52%
  Ratio of net investment income to average
     net assets                                    4.77%         5.15%         5.16%       5.00%       5.51%

                      (This Page Intentionally Left Blank)

INFORMATION FROM NATIONWIDE

Please read this Prospectus before investing. The following documents -- which may be obtained free of charge -- contain additional information about the
Funds:


- Statement of Additional Information (incorporated by reference into this Prospectus)



- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance)



- Semi-Annual Report


FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)



You can obtain copies of Fund documents from the SEC as follows:


IN PERSON:


Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090)


BY MAIL:

Securities and Exchange Commission
Public Reference Section

Washington, D.C. 20549-0102


(The SEC charges a fee to copy any documents.)



ON THE EDGAR DATABASE VIA THE INTERNET:



www.sec.gov



BY ELECTRONIC REQUEST:



publicinfo@sec.gov


THE TRUST'S INVESTMENT COMPANY ACT FILE NO: 811-3213


APO-1103-5/00

Nationwide(R) Separate Account Trust

- Nationwide(R) Small Company Fund


May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARY


NATIONWIDE SMALL COMPANY FUND..................................................2



Objective




Principal Strategies

Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE FUND............................................................5



Investment Strategies of Villanova Mutual Fund
  Capital Trust and the Subadvisers


Principal Risks

Other Investment Techniques
Temporary Defensive Positions


MANAGEMENT.....................................................................8


Management's Discussion of Fund Performance

Investment Manager

Multi-Manager Structure

Subadvisers



BUYING AND SELLING FUND SHARES................................................11



Who Can Buy Shares of the Fund

Purchase Price
Selling Shares
Restrictions on Sales
Dividends and Distributions
Tax Status


FINANCIAL HIGHLIGHTS..........................................................12


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARY

This prospectus provides information about the Nationwide Small Company Fund offered by Nationwide Separate Account Trust.

Nationwide Small Company Fund

OBJECTIVE

The Fund seeks long-term growth of capital. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


The Fund invests primarily in equity securities of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R)Index(1) (the Russell 2000). These companies are known as small cap companies. The Russell 2000(R), published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current stock price. The Russell 2000 Index is reconstituted annually to reflect changes in the marketplace. As of December 31, 1999, the market capitalizations for companies in the Russell 2000 range from approximately $100 million to $13 billion. The market capitalization range for companies in the Russell 2000 Index is updated annually.


The balance of the Fund's assets may be invested in equity securities of companies whose market capitalizations exceed that of small companies. The Fund may also invest in foreign securities.

The investment adviser and each of the Fund's subadvisers will adhere to its own buy and sell strategy and portfolio turnover rate will not be considered a limiting factor for the Fund, but may result in higher transaction costs and increased volatility.


 As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. VMF has selected the following subadvisers for the Fund: The Dreyfus Corporation, Lazard Asset Management, Neuberger Berman, LLC, and Strong Capital Management, Inc. Each subadviser and VMF manages a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in different ways from VMF and from each other, and VMF believes that diversification among securities and investment styles will increase the potential for investment return and potentially reduce risk and volatility. For a description of the investment strategies used by each subadviser and VMF, see "Investment Strategies of Villanova Mutual Fund Capital Trust and the Subadvisers."


PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by VMF's and each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

---------------

(1) The Russell 2000(R) Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

MID/SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.


FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.



SECTOR RISK. Sector risk is the risk that a certain sector of the economy (e.g., the healthcare or entertainment industry) may perform differently than other sectors or the market as a whole. As a subadviser or multiple subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

RISKS RELATED TO DIFFERENT INVESTMENT STYLES. Different investment styles tend to shift into and out of favor with stock market investors depending on market and economic conditions. The mix of investment styles used by the subadvisers may result in lower Fund performance if a single investment style -- such as investing in growth stocks -- is currently in favor with investors.


NON-DIVERSIFIED RISK. The Fund may invest a greater percentage of its assets in one or more companies compared with other funds. Therefore, changes in the market value of a single company or industry may have a greater impact on the value of the Fund's portfolio.


For more detailed information about the Fund's investments and risks see "More About the Fund."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1996                                                                             22.83
1997                                                                             17.35
1998                                                                              1.01
1999                                                                             44.02


Best quarter:   31.31%, 4th qtr. of 1999


Worst quarter: -19.32%, 3rd qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                                 SINCE
                                     1 YEAR   INCEPTION(1)
                                     ------   ------------
The Fund                             44.02%       23.22%
The Russell 2000(R) Index(2)         21.26%       15.17%


---------------


(1) The Fund commenced operations on October 23, 1995.



(2) The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

         Fund Summary



FEES AND EXPENSES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.



Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.95%
Other Expenses                               0.20%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.15%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.25%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:


1 year  3 years   5 years   10 years
------------------------------------
$117     $365      $633      $1,398

         MORE ABOUT THE FUND


INVESTMENT STRATEGIES OF VILLANOVA MUTUAL FUND CAPITAL TRUST AND THE SUBADVISERS



The following is a description of the investment strategies used by VMF and each subadviser for the Fund. VMF and each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies described previously.


THE DREYFUS CORPORATION uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. Using fundamental research and direct management contact, the subadviser seeks stocks with superior prospects for accelerated earnings growth. They also seek special situations, such as a corporate restructuring or management changes, that could increase the stock price of a special situation company.


The subadviser uses a sector management approach, supervising a team of sector managers who insist in making buy and sell decisions within their respective areas of expertise. The sector weightings of this portion of the Fund typically approximate those of the Russell 2000.



The subadviser typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals, poor relative performance, or excessive valuation.



LAZARD ASSET MANAGEMENT invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies that it believes are undervalued based on their earnings, cash flow or asset value. It will choose companies that are similar in size to those in the Morgan Stanley Capital International Europe, Australia and Far East Small Cap Index (the MSCI EAFE Small Cap Index). The MSCI EAFE Small Cap Index is an unmanaged index of securities listed on foreign stock exchanges.


The subadviser generally invests its portion of the Fund's assets in equity securities of companies located in at least three different foreign countries. The allocation among geographic regions may shift from time to time based on the subadviser's judgment. However, currently, the subadviser intends to invest primarily in companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America and Canada. The subadviser chooses to buy small non-U.S. companies that have one or more of the following characteristics:

- are undervalued relative to their earnings, cash flow or asset values;

- have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years;

- are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power;

- have low projected price-to-earnings or price-to-cash flow multiples;

- have the potential to become a larger factor in the company's business;

- have significant debt but high levels of free cash flow; and

- have a relatively short corporate history with the expectation that the business may grow.

The subadviser may sell a security for any of the following reasons:

- its price rises to a level where it no longer reflects value (target valuation);

- the underlying investment assumptions are no longer valid;

- company management changes direction; and/or

- external events occur (e.g., changes in geo-political risk, regulations, taxes, or competitive positions).


NEUBERGER BERMAN, LLC looks for undervalued small cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:


- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability of the companies to finance their own growth

- sound future business prospects.

         More About the Fund


This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with small company stocks.

At times, the subadviser may emphasize certain industries that it believes will benefit from market or economic trends. At the time a stock is purchased, the subadviser will set a target price at which it will sell that security. The managers, in fact, will begin to pare back the position when the stock is within 10% of the target price. If its analysis of a security turns out to be incorrect, the subadviser will generally seek to liquidate the holding as soon as possible, although it occasionally may delay selling a security in anticipation of a better selling opportunity.

STRONG CAPITAL MANAGEMENT, INC. invests in companies whose earnings it believes to be in a relatively strong growth trend, and, to a lesser extent, in companies in which further growth is not anticipated but which the subadviser feels are undervalued. In seeking companies with favorable growth prospects, the subadviser looks for factors such as:

- prospects for above-average sales and earnings growth

- high return on invested capital

- overall financial strength

- competitive advantages, including innovative products and services

- effective research, product development and marketing

- stable, capable management.

The manager may choose to sell a stock if its growth prospects become less attractive or its fundamental qualities decline.


VILLANOVA MUTUAL FUND CAPITAL TRUST (VMF) invests primarily in stocks of U.S. and foreign companies, which it considers to be "value" companies. These companies have good earnings growth potential and VMF believes that the market has undervalued them. VMF will also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which VMF believes have favorable prospects for recovery).


VMF believes that smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

PRINCIPAL RISKS

SMALL CAP RISK. Historically, small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

- lack depth of management


- lack of a proven track record


- be unable to generate funds necessary for growth or development


- be developing or marketing new products or services for which markets are not yet established and may never become established


- market products or services which may become quickly obsolete.

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK.

Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money.



COUNTRY -- General securities market movements in any country in which the Fund has investments, are likely to affect the value of the Fund's securities that trade in the country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.



FOREIGN MARKETS -- The Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.



GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.



CURRENCY -- Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.



EUROPEAN ECONOMIC AND MONETARY UNION (EMU) -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:



- If the transition to euro, or EMU as a whole, does not proceed as planned.



- If a participating country withdraws from EMU.



- If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.



OTHER INVESTMENT TECHNIQUES


The Statement of Additional Information contains additional information about the Fund, including other investment techniques that are not described in this prospectus. To obtain a copy, see the back cover page.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The following is management's discussion of the performance of the Fund for the year ended December 31, 1999. This discussion provides an overview of the economy and how it affected the Fund during the year. It also provides a look into the current and future investment techniques and strategies of the Fund.



In 1999, the Small Company Fund was up 44.02%. This compares to the Russell 2000 Index, which advanced 21.26%. The broader, large-cap S&P 500 rose 21.04%.



After five years of underperformance versus their large cap brethren, small cap stocks outperformed large caps in 1999. This outperformance was propelled by technology and other growth stocks in the Russell 2000 Index. The biggest story within the small cap universe was the differential returns between small cap growth stocks and small cap value stocks. As measured by the Russell 2000 style indices, small cap growth stocks gained 42.5% in 1999, whereas small cap value stocks actually declined 4.0% - a 46.5% relative outperformance by growth stocks. Underlying sector performance was quite phenomenal as differences among sectors easily exceeded 100%. The strongest performing sector was the technology sector which returned over 110%. In fact, 10 stocks in the Russell 2000 Index returned over 1,000% (the next 10 top performers all returned over 750%). Other sectors exhibiting strong performance were the Utilities/Telecom sector which returned nearly 25%, Energy, which returned 24% and Healthcare, which returned over 15%. Conversely, the Consumer Durable sector returned -22% Consumer Noncyclicals were down over 15%, and Financials were down over 12%. On a stock by stock basis, however, less than 50% of the stocks in the Russell 2000 Index had positive returns and the median performance of stock in the Russell 2000 was -4.9%.


 COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SMALL COMPANY FUND AND
                          THE RUSSELL 2000 INDEX(1,2)

                                                                     Small Company Fund                   Russell 2000 Index
11/1/95                                                                          10.000                               10.000
12/31/95                                                                         11.386                               10.695
12/31/96                                                                         13.848                               12.463
12/31/97                                                                         15.803                               15.234
12/31/98                                                                         15.962                               14.894
12/31/99                                                                         23.900                               18.100

---------------


(1) The calculations in the graph assume the reinvestment of all dividends and distributions.


(2) The Russell 2000(R) Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.

                               SMALL COMPANY FUND

                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



        1 YEAR            LIFE(1)
        ------            -------
44.02%                     23.22%


---------------


(1) The Fund commenced operations October 23, 1995.


Past performance is not predictive of future performance.

INVESTMENT MANAGER

VMF, Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, VMF also monitors the performance of the subadvisers. VMF also selects and places portfolio investments on behalf of a portion of the Fund. VMF was organized in 1999 and manages mutual fund assets. As of December 31, 1999, VMF and its affiliates had approximately $22.5 billion in assets under management.


The Fund pays VMF a management fee, which is based on the Fund's average daily net assets. The total fee paid by the Fund for the fiscal year ended December 31, 1999 -- expressed as a percentage of the Fund's average daily net assets -- was 0.98%.



Portfolio Managers: Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the Fund managed by VMF. Mr. Petherick and Ms. Champagne joined VMF in January 2000, and prior to joining VMF, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., since June 1995, including the Loomis Sayles Small Cap Value Fund. Mr. Petherick joined Loomis, Sayles in 1990. Ms. Champagne joined Loomis, Sayles in 1993.


MULTI-MANAGER STRUCTURE

VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

VMF provides the following oversight and evaluation services to the Fund:

- performing initial due diligence on prospective subadvisers for the Fund

- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

- communicating performance expectations and evaluations to the subadvisers

- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Fund will obtain favorable results at any given time.

SUBADVISERS

Subject to the supervision of VMF and the Trustees, a subadviser will manage a portion of the Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.


The following are the current subadvisers for the Fund:



THE DREYFUS CORPORATION (Dreyfus), located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 1999, Dreyfus managed or administered approximately $128 billion in assets for approximately 1.8 million investor accounts nationwide.


Portfolio Managers: The primary portfolio managers for the portion of the Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.

Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.


NEUBERGER BERMAN, LLC (Neuberger Berman) has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $54.4 billion of assets as of December 31, 1999. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's primary broker in the purchase and sale of securities for the portion of the Fund's portfolio managed by Neuberger Berman.


Portfolio Managers: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are

         Management



responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio. Prior to joining Neuberger Berman, Mr. D'Alelio was a senior portfolio manager at another firm.



STRONG CAPITAL MANAGEMENT, INC. (Strong), P.O. Box 2936, Milwaukee, Wisconsin 53201, was formed in 1974. Since then its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $38 billion as of December 31, 1999.



Portfolio Managers: Ronald C. Ognar, a Chartered Financial Analyst with more than 30 years of investment experience, is primarily responsible for Strong's portion of the Fund's portfolio. He also manages the Strong Growth Fund and the Strong Growth 20 Fund; he co-manages the Strong Total Return Fund, the Strong Mid Cap Growth Fund and the Strong Mid Cap Growth Fund II.



LAZARD ASSET MANAGEMENT (Lazard) manages approximately $75 billion in investments for corporations, endowments, public and private pension plans and wealthy individuals as of December 31, 1999 and is recognized as one of the premier global investment advisory firms. Lazard has offices located at 30 Rockefeller Plaza, New York, New York, 10112 as well as in San Francisco. In addition, Lazard provides asset management services worldwide through its affiliates in London, Tokyo, Frankfurt, Cairo and Sydney.



Portfolio Managers: Lazard manages its portion of the Fund on a team basis. The team is involved in all levels of the investment process. This team approach allows every portfolio manager to benefit from his/her peers, and clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard's international equity investment team operates under the guidance of Herbert W. Gullquist, Vice Chairman, Managing Director and Chief Investment Officer with responsibility for overall adherence to the firm's investment principles, and John R. Reinsberg, Managing Director responsible for International/Global Equity management, overseeing the team's day-to-day operations and monitoring the composition of the portfolio to ensure appropriate diversification.

         BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Fund may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE

The purchase price of each share of the Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares. Generally, NAV is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not determine NAV on the following days:

- Christmas Day
- New Year's Day
- Martin Luther King Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine NAV when:

- the Fund has not received any orders to purchase, sell, or exchange shares
- changes in the value of the Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of the Fund may not be redeemed or the Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund.

         FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the years ended December 31, 1999, 1998 and 1997 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. Information for the year ended December 31, 1996 and the period ended December 31, 1995 were audited by other auditors.



                                                                    SMALL COMPANY FUND
                                       ----------------------------------------------------------------------------
                                                                                                      PERIOD
                                                                                                 OCTOBER 23, 1995
                                                     YEARS ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                       ----------------------------------------------------     OPERATIONS) THROUGH
                                         1999           1998           1997          1996        DECEMBER 31, 1995
                                       --------      ----------      --------      --------     -------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $  16.01       $  15.85       $  13.89      $  11.42           $ 10.00
  Net investment income                   (0.03)          0.03           0.01          0.06              0.02
  Net realized gain and unrealized
     appreciation on investments
     and translation of assets and
     liabilities in foreign
     currencies                            7.03           0.13           2.40          2.55              1.42
                                       --------       --------       --------      --------           -------
     Total from investment
       operations                          7.00           0.16           2.41          2.61              1.44
                                       --------       --------       --------      --------           -------
  Dividends from net investment
     income                                  --             --             --         (0.06)            (0.02)
  Dividends from net realized gain
     from investment and foreign
     currency transactions                (0.89)            --          (0.45)           --                --
  Dividends in excess of net
     realized gain from investment
     and foreign currency
     transactions                            --             --             --         (0.08)               --
                                       --------       --------       --------      --------           -------
     Total distributions                  (0.89)            --          (0.45)        (0.14)            (0.02)
                                       --------       --------       --------      --------           -------
     Net increase in net asset
       value                               6.11           0.16           1.96          2.47              1.42
                                       --------       --------       --------      --------           -------
NET ASSET VALUE -- END OF PERIOD       $  22.12       $  16.01       $  15.85      $  13.89           $ 11.42
                                       ========       ========       ========      ========           =======
Total Return                              44.02%          1.01%         17.35%        22.83%            14.38%
Ratios and supplemental data:
  Net Assets, end of period (000)      $542,537       $406,569       $343,808      $180,840           $17,155
  Ratio of expenses to average net
     assets                                1.15%          1.07%          1.11%         1.20%             1.25%(1)
  Ratio of expenses to average net
     assets(2)                             1.15%          1.07%          1.11%         1.20%             1.74%(1)
  Ratio of net investment income to
     average net assets                   (0.16)%         0.21%          0.05%         0.60%             1.32%(1)
  Ratio of net investment income to
     average net assets(2)                (0.16)%         0.21%          0.05%         0.60%             0.83%(1)
  Portfolio turnover                     134.74%        141.27%        134.38%       136.74%             9.03%


---------------


(1) Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(2) Ratios calculated as if no fees were waived or expenses reimbursed.

INFORMATION FROM NATIONWIDE


Please read this Prospectus before investing. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:


- Statement of Additional Information (incorporated by reference into this Prospectus)



- Annual Report (which contains a discussion of the market conditions and investment strategies that have significantly affected the Fund's performance)



- Semi-Annual Report


FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)


You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO: 811-3213


APO-3018-5/00

Nationwide(R) Separate Account Trust

- Nationwide(R) Income Fund


May 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARY


NATIONWIDE INCOME
FUND.......................................................................    2

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE
FUND.......................................................................    4


Investment Strategies of
  the Multiple Subadvisers
Principal Investment Techniques


Temporary Defensive Positions



MANAGEMENT.................................................................    6



Management's Discussion of Fund Performance
Investment Manager
Multi-Manager Structure

Subadvisers



BUYING AND SELLING FUND
SHARES.....................................................................    8

Who Can Buy Shares of the Fund
Purchase Price
Selling Shares
Restrictions on Sales

Dividends and Distributions

Tax Status


FINANCIAL
HIGHLIGHTS.................................................................    9


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARY

This prospectus provides information about the Nationwide Income Fund offered by Nationwide Separate Account Trust.

Nationwide(R) Income Fund

OBJECTIVE

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund's investment objective may be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


The Fund invests at least 65% of its assets, under normal market conditions, in investment grade corporate bonds (rated in the four highest categories by a nationally recognized statistical rating organization (rating agency)) and U.S. Government securities. The Fund also invests in mortgage-backed securities and repurchase agreements.



 As part of its responsibilities to the Fund, Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. VMF has chosen NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P. each to manage a portion of the Fund's portfolio. These subadvisers have been chosen because they approach investing in debt obligations in different ways, and VMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each of the subadvisers, see "Investment Strategies of the Multiple Subadvisers".


PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.


INTEREST RATE RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund.


Some of the securities purchased by the Funds are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. Other securities are issued by U.S. government agencies and are not backed by the full faith and credit of the U.S. government, but are backed by the issuing agency.



PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Fund may have to reinvest the proceeds from the repayments at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.



INFLATION RISK AND LIQUIDITY RISK. There is also inflation risk, which affects the value of fixed-rate investments such as debt securities. If the Fund buys debt securities when inflation and interest rates are low, the value of these debt securities could fall as inflation rises. This could happen as investors find debt securities with lower interest rates less attractive than debt securities that pay higher interest rates. The Fund is also subject to liquidity risk, which is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.


For more detailed information about the Fund's investment techniques and risks, see "More About the Fund."

PERFORMANCE


The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

[GRAPH]

ANNUAL TOTAL RETURN:

1999                   -2.01%

Best Quarter:   0.58%,  3rd Qtr. of 1999
Worst Quarter: -3.34%,  2nd Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                   ONE         SINCE
                                   YEAR     INCEPTION(1)
                                  ------    ------------
The Fund                          -2.01%        2.53%
Lehman Brothers Government/
  Corporate Intermediate
Index(2)                           0.39%        3.81%
Lehman Brothers Treasury
Index(3)                          -2.56%        2.89%
Lehman Brothers Intermediate
  Treasury Index(3)                0.41%        3.91%


---------------


(1) The Fund commenced operations on January 20, 1998.



(2) The Lehman Brothers Government/Corporate Intermediate Index gives a broad look at how the prices of intermediate government and corporate debt securities have performed. The Fund is changing the index to which it is compared to the Lehman Brothers Government/Corporate Intermediate Index because this index more accurately reflects the securities the Fund invests in. Unlike mutual fund returns, the Lehman Brothers Government/ Corporate Intermediate Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



(3) The Lehman Brothers Treasury Index and Lehman Brothers Intermediate Treasury Index are unmanaged indices of U.S. Treasury securities that give a broad look at the performance of these securities. Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1) (paid directly from
  an investment)                             None
Annual Fund Operating Expenses (deducted
  from Fund assets)
Management Fees                              0.45%
Other Expenses                               0.44%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      0.89%



(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) Villanova Mutual Fund Capital Trust (VMF) has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.75%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $91      $284      $493      $1,096

         MORE ABOUT THE FUND

INVESTMENT STRATEGIES OF THE MULTIPLE SUBADVISERS


The following is a description of the investment strategies used by each subadviser of the Fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.


NCM CAPITAL MANAGEMENT GROUP, INC. selects a diversified portfolio of investment grade debt securities for its portion of the Fund's assets in an effort to minimize overall credit risk. The subadviser will choose the average maturity and duration of its portion of the Fund's portfolio based on the intermediate and longer-term outlook of interest rates, the economy and financial markets rather than short-term fluctuations in interest rates or economic statistics.

The subadviser then determines which sectors of the fixed income market offer the highest potential for attractive returns. After analyzing current and prospective developments in the economy and financial markets, the subadviser chooses those securities that offer the greatest potential for higher returns over a specific time period. The subadviser will sell securities if more favorable opportunities are identified.

SMITH GRAHAM & CO. ASSET MANAGERS, L.P. emphasizes a global perspective in determining strategic allocations and setting target portfolio guidelines. The subadviser's investment process incorporates both quantitative and qualitative inputs from its strategy teams. The teams focus on duration, yield curve, and sector rotation to enhance performance.

The subadviser uses proprietary software models to identify areas of the fixed income market that may offer the potential for the best returns for the least amount of risk. Additional returns on the Fund's portfolio are obtained by purchasing securities the subadviser feels are undervalued relative to other securities within each sector. The subadviser will buy and sell securities as more favorable opportunities are identified.


PRINCIPAL INVESTMENT TECHNIQUES



The Fund may use the following principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.



INVESTMENT-GRADE DEBT SECURITIES. These include U.S. Government debt securities, corporate debt securities and municipal debt securities that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes a debt security's rating, it may affect the security's value. By measuring the issuer's ability to repay the debt, ratings help investors evaluate the safety of their bond investments.



MEDIUM-GRADE OBLIGATIONS. Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.



All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by each subadviser to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.



MORTGAGE-BACKED SECURITIES. U.S. Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. Government agencies or by private lenders.



These securities are subject to interest rate risk and prepayment risk. These securities are also subject to credit risk if they are issued by private issuers. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow, and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.



FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.


These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market, reducing the Fund's income. The Fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.


U.S. GOVERNMENT SECURITIES. These securities include Treasury bills, notes, bonds and other securities issued or guaranteed by the U.S. Government and securities issued by U.S. Government agencies, including:



- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States.


- The Federal Home Loan Banks


- The Federal National Mortgage Association (FNMA)



- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)


- The Federal Farm Credit Banks.


Although there is virtually no credit risk with U.S. Government securities (especially those backed by the full faith and credit of the United States), neither the U.S. Government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment risks, and other factors may affect the value of these securities.



REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.



OTHER INVESTMENT TECHNIQUES. The Statement of Additional Information (SAI) contains additional information about the Fund, including other investment techniques. To obtain a copy of the SAI, see the back cover page.


TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The fixed income markets showed relatively little strength during 1999 as heightened fears of inflation kept bond prices depressed throughout the entire year. Rates rose throughout the year, and by year end the yield on the benchmark 30-year bond was 6.48%. This increase in yields was generally brought about by a strong domestic economy as well as a robust stock market. In an effort to combat this aggressive growth, the Federal Reserve raised the Federal Funds rate to 5.50% by year end, with the belief that additional increases may be necessary in 2000. The increase in Fed Funds was despite the fact that the core inflation rate for 1999 was just above 2.0%, which was close to a three decade low and below the historically low inflation rates in 1998 and 1997.



The Fund has kept a conservative credit profile by keeping the majority of the portfolio in government securities, as well as investment grade corporate bonds. The duration of the Fund has generally remained neutral to the Lehman Brothers Government/Corporate Intermediate Index, the Fund's benchmark, as management has attempted to minimize the effect of interest rates on the portfolio relative to the Index.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INCOME FUND, THE LEHMAN BROTHERS TREASURY INDEX, LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE INDEX(1,2,3).

[GRAPH]

                                            INCOME FUND            LB TREASURY          LB INTERMEDIATE           LB G/C INT
                                            -----------            -----------          ---------------           ----------
1/20/98                                       10000.00               10000.00               10000.00               10000.00
12/31/98                                      12600.00               10897.00               10769.00               10701.00
12/31/99                                      10497.00               10561.00               10762.00               10743.00

---------------

(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Lehman Brothers Treasury Index and Lehman Brothers Intermediate Treasury Index are unmanaged indices of U.S. Treasury securities that give a broad look at the performance of these securities. Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.



(3) The Lehman Brothers Government/Corporate Intermediate Index gives a broad look at how the prices of intermediate government and corporate debt securities have performed. The Fund is changing the index to which it is compared to the Lehman Brothers Government/Corporate Intermediate Index because this index more accurately reflects the securities the Fund invests in. Unlike mutual funds, this Index does not incur expenses. If expenses were deducted, the actual return would be lower.


                                  INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



        1 YEAR             LIFE(1)
        ------             -------
-2.01%                       2.53%


---------------

(1) The Income Fund commenced operations January 20, 1998.


Past performance is not predictive of future performance.

INVESTMENT MANAGER


VMF, Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, VMF allocates Fund assets among subadvisers and evaluates and monitors the performance of subadvisers. VMF is authorized to select and place portfolio investments on behalf of the Fund; however, VMF does not intend to do so at this time. VMF was organized in 1999, and advises mutual funds. As of December 31, 1999, VMF and its affiliates had approximately $22.5 billion in assets under management.



The Fund pays VMF a management fee, which is based on the Fund's average daily net assets. The total management fee paid by the Fund for the year ended December 31, 1999 -- expressed as a percentage of the Fund's average daily net assets -- was 0.45%.

MULTI-MANAGER STRUCTURE


VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.



VMF provides the following oversight and evaluation services to the Fund:


- performing initial due diligence on prospective subadvisers for the Fund

- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

- communicating performance expectations and evaluations to the subadvisers

- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.


VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Fund will obtain favorable results at any given time.



SUBADVISERS



Subject to the supervision of VMF and the Trustees, each subadviser will manage a portion of the Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.


The following are the subadvisers for the Fund.


NCM CAPITAL MANAGEMENT GROUP, INC. (NCM Capital) was founded in 1986 and serves as one of the Fund's subadvisers. Its offices are located at 103 W. Main St., Durham, NC 27701. As of December 31, 1999, NCM Capital had approximately $5.7 billion in assets under management.


Portfolio Manager: The primary portfolio manager of the portion of the Fund's portfolio managed by NCM Capital is Paul L. Van Kampen, CFA. Mr. Van Kampen joined NCM Capital as Senior Vice President and the Director of Fixed Income Research in 1995. Prior to joining NCM Capital, he was an Executive Director of Aon Advisors, Inc.


SMITH GRAHAM AND CO. ASSET MANAGERS, L.P. (Smith Graham) also serves as a subadviser to the Fund. Its corporate offices are located at 6900 Chase Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley, and mutual fund clients. The firm provides domestic, global and international money management. As of December 31, 1999, Smith Graham managed approximately $2.3 billion of assets.


Portfolio Manager: The primary portfolio manager of the portion of the Fund's portfolio managed by Smith Graham is Brian Stine, Vice President and Portfolio Manager. Mr. Stine joined Smith Graham in January 1993 and currently serves as a Portfolio Manager.

         BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company or its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Fund may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE

The purchase price of each share of the Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares. Generally, NAV is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.


The Fund does not determine NAV on the following days:


- Christmas Day

- New Year's Day

- Martin Luther King Jr. Day

- Presidents' Day

- Good Friday

- Memorial Day

- Independence Day

- Labor Day

- Thanksgiving Day

- other days when the New York Stock Exchange is not open.


The Fund reserves the right not to determine NAV when:


- the Fund has not received any orders to purchase, sell, or exchange shares

- changes in the value of the Fund's portfolio do not affect the NAV.


If current prices are not available for a security, or if Villanova SA Capital Trust (VSA) as the Fund's administrator or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of the Fund may not be redeemed or the Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.


DIVIDENDS AND DISTRIBUTIONS


Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.


Please refer to the SAI for more information regarding the tax treatment of the Fund.

         FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                                INCOME FUND
                                                              ------------------------------------------------
                                                                                             PERIOD
                                                                                        JANUARY 20, 1998
                                                                 YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                              DECEMBER 31, 1999    THROUGH DECEMBER 31, 1998
                                                              -----------------   ----------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                             $10.25                    $10.00
  Net investment income                                              0.44                      0.42
  Net realized gain (loss) and unrealized appreciation
    (depreciation) on investments and translation of assets
    and liabilities in foreign currencies                           (0.65)                     0.29
                                                                   ------                    ------
    Total from investment operations                                (0.21)                     0.71
                                                                   ------                    ------
  Dividends from net investment income                              (0.43)                    (0.42)
  Dividends from net realized gain from investment
    transactions                                                    (0.01)                    (0.04)
                                                                   ------                    ------
    Total distributions                                             (0.44)                    (0.46)
                                                                   ------                    ------
    Net increase (decrease) in net asset value                      (0.65)                     0.25
                                                                   ------                    ------
NET ASSET VALUE -- END OF PERIOD                                   $ 9.60                    $10.25
                                                                   ======                    ======
Total Return                                                        (2.01)%                    7.13%
Ratios and supplemental data:
  Net Assets, end of period (000)                                  $8,533                    $4,964
  Ratio of expenses to average net assets                            0.75%                     0.75%(1)
  Ratio of expenses to average net assets(2)                         0.89%                     1.01%(1)
  Ratio of net investment income to average net assets               4.68%                     4.68%(1)
  Ratio of net investment income to average net assets(2)            4.54%                     4.42%(1)
  Portfolio turnover                                                88.39%                   157.21%


---------------


(1) Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.


(2) Ratios calculated as if no fees were waived or expenses reimbursed.

INFORMATION FROM NATIONWIDE



Please read this Prospectus before investing. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:



- Statement of Additional Information (incorporated by reference into this Prospectus)



- Annual Report (which contains a discussion of the market conditions and investment strategies that have significantly affected the Fund's performance)



- Semi-Annual Report


FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:


1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)



INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)



You can obtain copies of Fund documents from the SEC as follows:


IN PERSON:


Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090)


BY MAIL:

Securities and Exchange Commission
Public Reference Section

Washington, D.C. 20549-0102



(The SEC charges a fee to copy any documents.)



ON THE EDGAR DATABASE VIA THE INTERNET:



www.sec.gov



BY ELECTRONIC REQUEST:



publicinfo@sec.gov


THE TRUST'S INVESTMENT COMPANY ACT FILE NO: 811-3213


APO-4439-5/00

Nationwide(R) Separate Account Trust

- Nationwide(R) Strategic Growth Fund

- Nationwide(R) Strategic Value Fund

- Nationwide(R) Mid Cap Index Fund

- Nationwide(R) Small Cap Value Fund

- Nationwide(R) Small Cap Growth Fund

- Nationwide(R) Global 50 Fund

- Nationwide(R) Equity Income Fund

- Nationwide(R) Balanced Fund

- Nationwide(R) Multi Sector Bond Fund

- Nationwide(R) High Income Bond Fund

May 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARIES


NATIONWIDE STRATEGIC GROWTH FUND...............................................2

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE STRATEGIC VALUE FUND................................................4

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE MID CAP INDEX FUND..................................................6

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE SMALL CAP VALUE FUND................................................8

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE SMALL CAP GROWTH FUND..............................................10

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses
Investment Strategies of the Multiple Subadvisers


NATIONWIDE GLOBAL 50 FUND.....................................................12

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE EQUITY INCOME FUND.................................................15

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE BALANCED FUND......................................................17

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE MULTI SECTOR BOND FUND.............................................20

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


NATIONWIDE HIGH INCOME BOND FUND..............................................22

Objective
Principal Strategies
Principal Risks
Performance
Fees and Expenses


MORE ABOUT THE FUNDS..........................................................24

Principal Risks and Techniques
Other Investment Techniques
Temporary Defensive Positions


MANAGEMENT....................................................................28



Management's Discussion of Fund Performance
Investment Management


BUYING AND SELLING FUND
SHARES............                                                            42

Who can Buy Shares of the Funds
Purchase Price
Selling Shares
Restrictions on Sales
Dividends and Distributions
Tax Status


FINANCIAL
HIGHLIGHTS........                                                            43


ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARIES

This prospectus provides information about ten funds offered by Nationwide Separate Account Trust (together, the Funds).

Nationwide Strategic Growth Fund

OBJECTIVE

The Fund seeks capital growth. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

Villanova Mutual Fund Capital Trust (VMF) has selected Strong Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund focuses on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests in stocks of small and medium size companies but its portfolio can include stocks of companies of any size. The subadviser may decide to sell a stock when the company's growth prospects become less attractive. The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Portfolio turnover risk. The Fund will attempt to buy securities with the intent of holding them for investment, but the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase the volatility of the Fund.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

Risks related to investing for growth. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURNS:

1998                                                                             14.6
1999                                                                             84.8


Best Quarter: 42.4%, 4th Qtr. of 1999


Worst Quarter: -14.0%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                      ONE          SINCE
                                      YEAR     INCEPTION(1)
                                     ------   ---------------
The Fund                             84.75%       42.97%
The S&P/Barra Mid Cap 400 Growth
  Index(2)                           28.74%       30.16%


---------------


(1) The Fund commenced operations on October 31, 1997.



(2) The S&P/Barra Mid Cap 400 Growth Index -- an unmanaged index of companies in the S&P 400 Mid Cap Index whose stocks have higher price-to-book ratios -- gives a broad look at how the prices of growth style stocks of medium-size U.S. companies have performed. Unlike mutual funds, the S&P/Barra Mid Cap 400 Growth Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               0.33%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.23%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years    10 Years
    --------------------------------------
     $125     $390       $676      $1,489

         Fund Summaries


Nationwide Strategic Value Fund

OBJECTIVE

The Fund's primary investment objective is long-term capital appreciation, and portfolio securities are selected primarily with a view to achievement of this objective. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

VMF has selected Schafer Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis through a subcontract with Strong Capital Management, Inc. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have above-average growth potential, but also are inexpensive relative to market averages. The Fund invests approximately equal amounts of its assets in the stocks of the portfolio at the time of purchase, and generally invests all of its assets in U.S. and foreign common stock and convertible securities. The subadviser sells holdings when they are no longer attractive based on their growth potential or price.

PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.


Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Risks related to investing for value. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund generally focuses on value-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


Mid cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size companies are usually less stable in price and less liquid than the stocks of larger companies.


Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance policies. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                              0.4
1999                                                                             -3.1


Best quarter:  26.40%, 4th Qtr. of 1998


Worst quarter: -22.90%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                  ONE      SINCE
                                  YEAR     INCEPTION(1)
                                  ------   ------------
The Fund                          -3.07%      -0.51%
The S&P 500 Index(2)              21.04%      26.23%


---------------


(1) The Fund commenced operations on October 31, 1997.



(2) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               0.32%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.22%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.00%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years   10 Years
    -------------------------------------
     $124     $387      $670      $1,477

         Fund Summaries



Nationwide Mid Cap Index Fund


OBJECTIVE

The Fund's investment objective is capital appreciation. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


VMF has selected The Dreyfus Corporation as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index(1). To pursue this goal, the Fund generally is fully invested in stocks included in this index, and in futures whose performance is tied to the index.



The Fund attempts to have a correlation between its performance and that of the index of at least 0.95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.



The Fund generally invests in all 400 stocks in the S&P MidCap 400 in proportion to their weighting in the index. The S&P MidCap 400 is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging primarily between $100 million and $10 billion. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.



Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.



PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the
---------------


(1) "Standard & Poor's MidCap 400 Index" and "S&P" are trademarks of the McGraw-Hill Companies, Inc., which do not sponsor and are in no way affiliated with the Fund.


Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


The Fund focuses on a more narrow portion of the overall stock market by investing primarily in mid-cap companies. Therefore, the impact of these factors on mid-cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.


Risks related to index funds. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchase and redemption of fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P MidCap 400 as closely as possible, it will tend to underperform the Index to some degree over time.



Risks related to stock index futures. The Fund may invest in stock index futures, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.



For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE



The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                             10.8
1999                                                                             20.9


Best Quarter:   18.7%, 4th Qtr. of 1998


Worst Quarter: -14.1%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                    ONE        SINCE
                                    YEAR    INCEPTION(1)
                                   ------   ------------
The Fund                           20.92%      14.29%
The S&P MidCap 400 Index(2)        14.72%      18.35%


---------------


(1) The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change.



(2) The S&P MidCap 400 Index -- an unmanaged index of 400 stocks of medium-size U.S. companies -- gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.50%
Other Expenses                               1.24%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.74%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.65%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year  3 Years   5 Years   10 Years
    ------------------------------------
    $177     $548      $944      $2,052

         Fund Summaries


Nationwide Small Cap Value Fund

OBJECTIVE


The Fund's investment objective is capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.


PRINCIPAL STRATEGIES


VMF has selected The Dreyfus Corporation as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index, known as small cap companies. The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 1999 the market capitalizations of companies in the Russell 2000 ranged from approximately $100 million to $13 billion. The Fund may invest up to 20% of its total assets in equity securities of foreign companies. The subadviser will sell a stock if the subadviser no longer considers the company to be of value.



Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.


The Fund will invest in stocks of U.S. and foreign companies which the subadviser considers to be "value" companies. The subadviser generally believes that such companies have relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price.

Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

Risks related to investing for value. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund generally focuses on value-style stocks, the Fund's performance at times may be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                             -3.1
1999                                                                             27.8


Best Quarter:   29.4%, 2nd Qtr. of 1999


Worst Quarter: -26.3%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                  ONE        SINCE
                                  YEAR    INCEPTION(1)
                                 ------   ------------
The Fund                         27.84%       9.59%
Russel 2000 Value Index(2)       -1.49%      -1.71%


---------------


(1) The Fund commenced operations on October 31, 1997.



(2) The Russell 2000(R) Value Index measures the performance of the value stocks in the Russell 2000 Index, which contains approximately 2000 common stocks issued by smaller capitalization U.S. companies. Unlike mutual fund returns, the Russel 2000 Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.90%
Other Expenses                               0.37%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.27%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.05%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years   10 Years
    -------------------------------------
     $129     $403      $697      $1,534

         Fund Summaries


Nationwide Small Cap Growth Fund

(formerly Nationwide Select Advisers Small Cap Growth Fund)


OBJECTIVE

The Fund seeks capital growth. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The Russell 2000, published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of December 31, 1999, the market capitalizations for companies in the Russell 2000 range from approximately $100 million to $13 billion. The balance of the Fund's assets may be invested in equity securities of larger cap companies. Equity securities include preferred stocks, securities convertible into common stock and warrants for the purchase of common stock. The Fund may also invest in foreign securities.


Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

As part of its responsibilities to the Fund, VMF initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. VMF has chosen Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP and Neuberger Berman, LLC each to manage a portion of the Fund. The subadvisers have been chosen because they approach investing in small cap companies different ways. VMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each subadviser, see "Investment Strategies of the Multiple Subadvisers."

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a more narrow portion of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these factors on small companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

Risks related to investing for growth. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Foreign risk. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


No performance information is provided because the Nationwide Small Cap Growth Fund did not begin operations until May 1, 1999 and has not operated for a full calendar year.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              1.10%
Other Expenses                               2.30%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      3.40%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.30%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years   10 Years
    -------------------------------------
     $343    $1,045    $1,769     $3,685


INVESTMENT STRATEGIES OF THE MULTIPLE SUBADVISERS

The following is a description of the investment strategies used by each subadviser of this multi-managed fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.


Franklin Advisers, Inc. is a research driven, "bottom-up" fundamental investor and pursues a growth strategy. Relying on a team of analysts to provide in-depth industry expertise, the subadviser chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets. The subadviser evaluates small cap companies for distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology, and industry leadership - all factors the subadviser believes point to strong, long-term growth potential. The subadviser diversifies its allocation of the Fund's assets across many industries and, from time to time, may invest substantially in certain sectors, including technology and biotechnology. The subadviser will sell securities from time to time as more favorable opportunities are identified.


Miller Anderson & Sherrerd, LLP focuses on companies that demonstrate high earnings growth rates, growth stability, and rising profitability. In particular, the subadviser invests in companies that appear to be capable of producing earnings that consistently beat market expectations. The subadviser uses computer analysis to identify stocks based on earnings' predictions and then conducts extensive fundamental research, examining financial records and identifying those companies with the most attractive earnings revisions. Finally, the subadviser reviews the valuation of these stocks to eliminate the most overvalued stocks from consideration. The subadviser also follows a strict sell discipline and will sell stocks when their earnings revision scores fall to unacceptable levels, fundamental research uncovers unfavorable trends, or valuations are excessive relative to the stocks' growth prospects.

Neuberger Berman, LLC's growth equity group takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

         Fund Summaries


Nationwide Global 50 Fund

(formerly Nationwide Global Equity Fund)


OBJECTIVE

The Fund seeks to provide a high total return from a concentrated portfolio of global equity securities. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


VMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in approximately fifty stocks of primarily large and mid cap companies located throughout the world. Using its global perspective, the subadviser uses its investment process to identify those stocks which in its view have an exceptional return potential. Under normal conditions, the Fund invests in stocks of at least three countries, including the United States, and in a variety of industries; the Fund is not constrained by geographic limits and will not concentrate in any one industry. The Fund may invest in both developed and emerging markets. The Fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent that the Fund hedges its currency exposure to the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another, although emerging markets investments are typically unhedged.



   The subadviser follows a Global Equity Investment Process.



   Research and valuation. Research findings allow the subadviser to rank companies according to their relative value: combined with the subadviser's qualitative view, the most attractive investment opportunities in a universe of 2,500 stocks are identified.



   The subadviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's growth potential. The subadviser's in-house research is compiled by an extensive worldwide network of over 120 career analysts following 2,500 stocks in 22 countries. The subadviser produces valuation rankings of issuers with a market capitalization generally greater than $1.5 billion with the help of a variety of models that quantify its research team's findings.



   Stock Selection. Using research as the basis for investment decisions, the Fund's portfolio managers construct a concentrated stock portfolio representing companies which in their view have an exceptional return potential relative to other companies. The subadviser's stock selection focuses on highly rated undervalued companies which also meet certain other criteria, such as responsiveness to industry themes (e.g. consolidation/restructuring), conviction in management, the company's product positioning, and catalysts that may positively affect a stock's performance over the next twelve months.



   Currency Management. The subadviser actively manages currency exposure to manage risk and possibly enhance the Fund's returns. The Fund has access to the subadviser's currency specialists to determine the extent and nature of its exposure to various foreign currencies.


PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Concentration risk. The Fund may invest in fewer stocks than other global equity funds. This concentration increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price than would occur if the Fund held more securities.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Mid/small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium-size and small companies are usually less stable in price and less liquid than the stocks of larger companies.


Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility and bear a greater risk of loss of value.



Derivative risk. The Fund invests in securities that are considered to be derivatives. The value of derivatives (like futures and options) is dependent upon the performance of underlying assets, securities or indices. If the underlying assets, securities or indices do not preform as expected, the value of the derivative will decrease. Derivatives are more volatile and riskier than traditional investments. To the extent the Fund enters into these transactions, their success will depend upon the subadviser's ability to predict pertinent market movement.


For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                             19.1
1999                                                                             22.9


Best quarter:  19.1%, 4th Qtr. of 1998


Worst quarter: -12.5%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                   ONE       SINCE
                                  YEAR    INCEPTION(1)
                                  -----   ------------
The Fund                          22.92%     19.89%
Morgan Stanley Capital
  International (MSCI) World
  Index(2)                        25.34%     24.65%


---------------


(1) The Fund commenced operations on October 31, 1997. Until May 1, 2000, The Fund was managed as a global equity fund, and this performance represents this more diversified strategy.



(2) The Morgan Stanley Capital International (MSCI) World Index -- an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East -- gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND SELLING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              1.00%
Other Expenses                               0.54%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.54%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.20%. The waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.

         Fund Summaries


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years   10 Years
    -------------------------------------
     $157     $486      $839      $1,834

Nationwide Equity Income Fund

OBJECTIVE

The Fund's investment objective is above average income and capital appreciation. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

VMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund pursues its investment objective by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.


The subadviser ordinarily uses the "blend" style of investing, selecting securities that may have a comparatively low volatility in share price relative to the overall equity market and that may provide relatively high dividend income, as well as securities that may offer superior growth prospects. When the subadviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.


To determine the timing of purchases of portfolio securities, the subadviser compares the current stock price of an issuer with the subadviser's judgment as to that stock's current and expected value based on projected future earnings. The subadviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the subadviser deems has superior risk and return characteristics to a security held by the Fund.


Companies that are generally in the same industry may be grouped together in broad categories called sectors. The subadviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors. In attempting to remain relatively sector-neutral, and in order to manage sector risk, the subadviser attempts to limit the Fund's exposure to each industry sector in the S&P 500 Index, as a general matter, to not less than 80% nor more than 120% of the S&P 500 Index's allocation to that sector. The S&P 500 Index, published by Standard & Poor's Corporation, is an index consisting of approximately 500 widely-held stocks of large U.S. companies.


PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Sector risk. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As the subadviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


Investment style risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform other funds that employ a different style. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.



For more detailed information about the Fund's investments and risks, see "More About the Funds."

         Fund Summaries


PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                             15.1
1999                                                                             18.5


Best quarter: 16.2%, 4th Qtr. of 1998


Worst quarter: -9.0%, 3rd Qtr. of 1998



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                   ONE       SINCE
                                  YEAR    INCEPTION(1)
                                  -----   ------------
The Fund                          18.49%     16.37%
The S&P 500 Index(2)              21.04%     26.23%


---------------


(1) The Fund commenced operations on October 31, 1997.



(2) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDERS MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.80%
Other Expenses                               0.29%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.09%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.95%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 years   5 years   10 Years
    -------------------------------------
     $111     $347      $601      $1,329

Nationwide Balanced Fund

OBJECTIVE

The Fund seeks a high total return from a diversified portfolio of equity and fixed income securities. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

VMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis.

To achieve its objective, the Fund, under normal circumstances, invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities (including U.S. Government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.


The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income securities will be invested in securities rated below investment grade (commonly known as junk bonds). All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.



   Investment grade securities are taxable debt securities, including corporate bonds and other debt instruments, that have been rated within the four highest rating categories by a nationally recognized rating agency, such as Standard & Poor's Rating Group or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.


   Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.


PRINCIPAL RISKS


Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for junk bonds and other lower rated securities.

         Fund Summaries


Lower-rated securities risk. Investment in lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- increased price sensitivity to changing interest rates and to adverse economic and business developments

- greater risk of loss due to default or declining credit quality

- greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.


Prepayment and extension risk. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may have to reinvest the proceeds from the repayment at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund and may cause the security's market value to decline.


Foreign risk. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                              8.1
1999                                                                              0.9


Best quarter:   6.9%, 1st Qtr. of 1998


Worst quarter: -5.7%, 3rd Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:(1)



                                  ONE        SINCE
                                  YEAR    INCEPTION(2)
                                 ------   ------------
The Fund                          0.87%       4.76%
The S&P 500 Index(3)             21.04%      26.23%
The Lehman Brothers Aggregate
  Bond Index(3)                  -0.83%       4.22%


---------------


(1) This performance is for a period when the fund's previous subadviser, not J.P. Morgan Investment Management, Inc., managed the Fund.



(2) The Fund commenced operations on October 31, 1997.



(3) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not incur expenses. If these indices incurred expenses, their returns would be lower. The Fund contains both equity and fixed income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.75%
Other Expenses                               0.25%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.00%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.90%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year  3 Years   5 Years   10 Years
    ------------------------------------
      $102   $318      $552      $1,225

         Fund Summaries


Nationwide Multi Sector Bond Fund

OBJECTIVE

The primary objective of the Fund is to seek above average total return over a market cycle of three to five years. The Fund's investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES


VMF has selected Miller Anderson & Sherrerd, LLP as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.



The subadviser determines the Fund's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Fund in various sectors within those overall guidelines. The subadviser may increase or decrease the Fund's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Fund invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment grade and high yield securities, based on the subadviser's perception of their relative values.


PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for lower rated securities.


Prepayment and extension risk. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may have to reinvest the proceeds from the repayments at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund and may cause the security's value to decline.



Foreign risk. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Emerging market countries are generally considered to be less economically mature than developed nations. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions, and issuers in those countries may be in more precarious financial condition. These characteristics can cause securities in emerging market countries to experience significant price volatility and bear a greater risk of loss in value.


Derivative risk. The Fund invests in securities that are considered to be derivatives. The value of derivatives (like futures and options) is dependent upon the performance of underlying assets, securities or indicies. If the underlying assets, securities or indicies do not perform as expected, the value of the derivative will decrease. Derivatives are more volatile and riskier than traditional investments. To the extent the Fund enters into these transactions, their success will depend upon the subadviser's ability to predict pertinent market movement.

Lower-rated securities risk. Investment in lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

- Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiment towards high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                              2.6
1999                                                                              1.6


Best quarter:  2.6%, 4th Qtr. of 1998


Worst quarter: -4.3%, 2nd Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999(1):



                                  ONE        SINCE
                                  YEAR    INCEPTION(2)
                                 ------   ------------
The Fund                          1.56%       2.41%
Lehman Brothers Aggregate Bond
  Index(3)                       -0.83%       4.22%


---------------


(1) This performance is for a period when the Fund's previous subadviser, not Miller Anderson & Sherrerd, LLP, managed the Fund.



(2) The Fund commenced operations on October 31, 1997.



(3) The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.75%
Other Expenses                               0.27%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.02%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.90%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years   10 Years
    -------------------------------------
      $104    $325      $563      $1,248

         Fund Summaries


Nationwide High Income Bond Fund

OBJECTIVE

The Fund seeks to provide high current income. The Fund's investment objective can be changed without shareholder approval.

PRINCIPAL STRATEGIES


VMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65% of the Fund's total assets are invested in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. There is no minimum acceptable rating for a security to be purchased or held in the Fund's portfolio.


The subadviser actively manages the Fund's portfolio, seeking to realize the potentially higher returns of high yield bonds by minimizing default risk and other risks through security selection and diversification. Some of the fixed income securities may be convertible into stock of the issuer or otherwise react more closely to movements of the stock market rather than the bond market.

The methods by which the subadviser attempts to reduce the risks involved in lower-rated securities include:


- Credit Research. The subadviser performs its own credit analysis in addition to using rating agencies and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The subadviser performs a credit-intensive, fundamental analysis of the financial records of an issuer which focuses on the financial condition of high yield issuers. In selecting a portfolio security, the subadviser also analyzes the issuer's business and product strength, competitive position and responsiveness to changing business and market conditions, management expertise, and financial condition and anticipated cash flow and earnings to assess whether the security's risk is commensurate with its potential return. In evaluating an issuer, the subadviser places special emphasis on the estimated current value of the issuer's assets rather than its historical cost.



- Diversification. The subadviser invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.



- Economic Analysis. The subadviser analyzes current developments and trends in the economy and in the financial markets.


Sell decisions occur when the subadviser's fundamental outlook changes or when its fundamental outlook differs from consensus as determined by over- (or under-) valuation in the marketplace. In both cases, fundamental analysis drives the sell process.


The fixed income securities that the Fund purchases include corporate debt securities, zero coupon securities, convertible securities and preferred stocks. The Fund may also invest in fixed income securities of issuers based outside the U.S.; however, the securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are denominated in U.S. dollars.


PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for lower-rated securities.

Lower-rated securities risk. Investment in lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tends to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

- Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.


Foreign risk. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.


Call risk. Call risk is the possibility that an issuer may redeem a debt security before maturity ("call"). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity risk. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time and shows that fund performance can change from year to year. The annual returns shown in the bar chart do not include charges that may be imposed by variable annuity contracts or variable life insurance polices. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.


ANNUAL TOTAL RETURNS:

1998                                                                              5.8
1999                                                                              3.2


Best quarter:  4.7%, 1st Qtr. of 1998


Worst quarter: -4.8%, 2nd Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999:



                                   ONE       SINCE
                                  YEAR    INCEPTION(1)
                                  -----   ------------
The Fund                          3.19%       5.23%
Lehman Brothers High Yield
  Index(2)                        2.39%       2.83%


---------------


(1) The Fund commenced operation on October 31, 1997.



(2) The Lehman Brothers High Yield Index -- an unmanaged index of bonds that are rated below investment grade -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT A SHAREHOLDER MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.


Shareholder Fees(1)
  (paid directly from your investment)       None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees                              0.80%
Other Expenses                               0.35%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)      1.15%


---------------


(1) Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.



(2) VMF has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.95%. These waivers and reimbursements are voluntary and can be discontinued after prior notice to shareholders.


EXAMPLE

This example shows what a shareholder could pay in expenses over time. A shareholder can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that a shareholder invests $10,000 in the Fund for the time periods indicated and sells all shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and there are no fee waivers or expense reimbursements in effect. Although a shareholder's actual costs may be higher or lower, based on these assumptions the cost would be:


    1 Year   3 Years   5 Years   10 Years
    -------------------------------------
     $117     $365      $633      $1,398

         MORE ABOUT THE FUNDS

PRINCIPAL RISKS AND TECHNIQUES

The Funds may use the following principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For additional information about the Funds' investment strategies and techniques, see the Statement of Additional Information.

Principal Risks

SMALL CAP RISK. Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

- lack depth of management


- lack a proven track record


- be unable to generate funds necessary for growth or development

- be developing or marketing new products or services for which markets are not yet established and may never become established

- market products or services which may become quickly obsolete.

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


FOREIGN RISK -- Foreign security investments involve special risks not present in U.S. investments that can increase the risk that a Fund may lose money.



COUNTRY -- General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.



FOREIGN MARKETS -- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.



GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.



CURRENCY -- Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.



EUROPEAN ECONOMIC AND MONETARY UNION (EMU) -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1,

2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected:



- If the transition to euro, or EMU as a whole, does not proceed as planned.



- If a participating country withdraws from EMU.



- If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.


Principal Investment Techniques

GROWTH AND VALUE STOCKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

PREFERRED STOCK. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.


CONVERTIBLE SECURITIES. Convertible securities--also known as convertibles--include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.


Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO COUPON SECURITIES. Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.

Zero coupon securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may

         More About the Funds

have to sell some of its assets at inappropriate times in order to generate cash to make distributions.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that they will be repaid prior to their stated maturity and that the repaid principal will be reinvested in a lower interest rate market, reducing a Fund's income. A Fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.

U.S. GOVERNMENT SECURITIES. These securities include Treasury bills, notes, and bonds, securities issued or guaranteed by the U.S. Government and securities issued by U.S. Government agencies, including:


- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States


- The Federal Home Loan Banks


- The Federal National Mortgage Association (FNMA)



- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC)


- The Federal Farm Credit Banks.


There is virtually no credit risk with U.S. Government securities which are issued and backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts). However, some securities issued by U.S. government agencies are only backed by the issuing agency, and do contain some credit risk. In addition, neither the U.S. Government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment and other factors may affect the value of these securities.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. U.S. Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. Government agencies or by private lenders.



These securities are subject to interest rate risk and credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than the portfolio manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Fund's income. Mortgage-backed securities are also subject to extension risk and the possibility of losing principal as a result of faster than anticipated prepayments.


Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

SOVEREIGN DEBT. Sovereign debt includes:

- Fixed income securities issued or guaranteed by foreign governments and governmental agencies

- Fixed income securities issued by government owned, controlled or sponsored foreign entities

- Debt securities issued by entities created to restructure the fixed income securities issued by any of the above issuers


- Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external debt


- Participations in loans between foreign governments and financial institutions

- Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

OTHER INVESTMENT TECHNIQUES

The Funds may engage in hedging techniques such as the purchase and sale of options and future contracts, as described in the Statement of Additional Information.

The Statement of Additional Information contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy, see the back cover page.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The following is management's discussion of the performance of the Funds for the year ended December 31, 1999. This discussion provides an overview of the economy and how it affected the Funds during the year. It also provides a look into the current and future investment techniques and strategies of the Funds from the perspective of the portfolio managers.


NATIONWIDE STRATEGIC GROWTH FUND.



While international events were the focal point of investors during 1998, domestic economic fundamentals drove the market in 1999. As the economy and stock market continued their torrid pace, the Federal Reserve became very vocal expressing its desire to keep inflation in check. Every release of economic data was scrutinized for signs of inflation and economic overheating. As a result, the market had a very bearish tone throughout the year as any negative economic news generally prompted greater market reaction than did positive news. The Fed subsequently took back the three easements of 1998, with three tightenings of 0.25% each in 1999.



Much of the market's concern during 1999 was centered around the economy growing at a rate faster than the so-called sustainable rate. This robust growth and the economy's ability to create jobs pushed down the unemployment rate to a 29 year low of 4.1 percent and continued to deplete the pool of available workers to the consternation of the Fed. The Fed's fear is that this shortage of workers will ultimately lead to higher wages and an increase in inflation. Thanks largely to improvements in productivity, excess global capacity, and fierce competition, this has not yet happened. In fact, observed inflation remains largely in check. Although the Consumer Price Index through the end of November was up an annualized 2.7 percent versus a -1.6 percent rate in 1998, this was largely the result of a surge in energy prices. A more dependable measure of underlying inflationary pressures is the core rate of inflation, which excludes the energy and food components. The core rate was up 2.0 percent through November compared to a 2.3 percent rise in the comparable period in 1998.



The Fund finished 1999 with a strong 84.75% return, compared to the S&P 500 Index return of 21.04%. Our technology, retail, and energy sectors all had strong performance led by semiconductors, telecommunications, Internet-related issues, and oil services. An underweighted position in healthcare in the second quarter and an overweighted position in biotechnology in the fourth quarter also added to the Fund's performance relative to its benchmark.



The Fund's exposure remains concentrated in selected technology, health care, financial and energy service companies. The prospects for leading semiconductor companies continue to improve, driven by the rapid build-out of the Internet, the need for enhanced transmission capacity (bandwidth), and signs of accelerating Asian demand. Following a sharp correction in the second quarter, we have increased our exposure to Internet-related issues, with particular emphasis on Internet infrastructure beneficiaries. As the "Net" grows in depth and scope, E-commerce software enablers and companies involved in the expansion of its infrastructure are likely to prosper.



The growth of the Internet and its acceptance as an important source of competitive advantage should continue to enhance the prospects of companies engaged in business to business commerce, wireless connectivity, Internet content, bandwidth expansion, the building of new brands, and a host of other applications. The successful implementation of technology remains an essential source of global competitiveness with superior returns on capital and market share gains the principal result.



During the next six months, we expect the U.S. economy to continue to grow at a more moderate pace. We expect the Fed to remain vigilant, poised to nudge interest rates preemptively higher to offset signs of inflationary pressure. In our view, companies able to generate unit growth will continue to be the big winners in this environment. Without pricing, unit growth supports the higher revenue run rates needed to offset cost pressures.



Our preference is for pure plays in dynamic niche markets, new product cycles, or innovative new services. As growth investors, our investment team is constantly on the look out for investments exhibiting sustainable fundamental improvement regardless of industry in order to consistently outperform the broader market averages.

COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE STRATEGIC GROWTH FUND AND
                  THE S&P/BARRA MID CAP 400 GROWTH INDEX(1,2)


                                                                 STRATEGIC GROWTH FUND         S&P/BARRA MID CAP 400 GROWTH INDEX
                                                                 ---------------------         ----------------------------------
10/31/97                                                                 10000                                10000
12/31/97                                                                 10220                                10197
12/31/98                                                                 11710                                13750
12/31/99                                                                 21636                                17703

---------------


(1 )The calculations in the graph assume reinvestment of dividends and distributions.



(2 )The S&P/Barra Mid Cap 400 Growth Index -- an unmanaged index of companies in the S&P 400 Mid Cap Index whose stocks have higher price-to-book ratios -- gives a broad look at how the prices of growth style stocks of medium-size U.S. companies have performed. Unlike mutual funds, the S&P/Barra Mid Cap 400 Growth Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.


                             STRATEGIC GROWTH FUND
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR                    LIFE(1)
------                    -------
84.75%                     42.97%


---------------


(1) The Strategic Growth Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.


NATIONWIDE STRATEGIC VALUE FUND.



The year closed with a flurry as the S&P 500 Index returned 14.88% over the last three months of the millennium. The quarter more than doubled the return that the Index posted over the first three quarters of the year bringing the year end annual return for the Index to 21.04%. A consistent trend throughout the year was the rise of technology. Market growth and new additions to the Index saw technology increase as a percentage of the Index to almost one-third of the total weight.



The sectors that we continue to overweight going into the new year and have throughout the year are financials, basic materials, and transportation. All of our individual stock selections in those sectors continue to trade at very low valuations, and we believe they have solid fundamentals and earnings growth potential. The sectors leading the way for performance in the Fund to close the year were technology, health care, and utilities. The Fund outperformed its benchmark in the utility and health care sectors thanks to a rebound in our pharmaceutical selections and a strong quarter for the telephone stock BCE Inc. which rose over 80%. However, the Fund as a whole lagged the Index throughout the year due to an underweight in technology and a few stocks that struggled after reporting earnings shortfalls. Our technology underweight was due to extremely high valuations across many of the industries within the sector.



Generally summarizing the year, the first six months were dominated by a small group of large growth stocks. The second half of the year was driven by a technology sector growing at an amazing pace with multiples continuing to rise to once unheard of levels. We remain convinced that this rough period for value investors will end, but the timing is uncertain. The position of the Federal Reserve and its current series of rate hikes needs to be overcome. When it does, the market should begin to recognize the value of the many fundamentally solid companies currently being ignored.



Our policy has always been to remain fully invested in common stocks at all times, and we do not try to predict or "time" the market. The Fund will search for stocks trading at price/earnings rates less than the S&P average with better prospects for growth. This is an approach we have maintained since the inception of the Fund and we will continue to stick to this value approach.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE STRATEGIC VALUE FUND AND
                             THE S&P 500 INDEX(1,2)


                                                                    STRATEGIC VALUE FUND                     S&P 500
                                                                    --------------------                     -------
10/31/97                                                                   10000                              10000
12/31/97                                                                   10160                              10640
12/31/98                                                                   12000                              13690
12/31/99                                                                    9889                              16565

---------------


(1 )The calculations in the graph assume reinvestment of dividends and distributions.



(2 )The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

         Management


                              STRATEGIC VALUE FUND
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR                    LIFE(1)
------                    -------
-3.07%                     -0.51%


---------------


(1) The Strategic Value Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

NATIONWIDE MID CAP INDEX FUND.


Until September 27, 1999, the Nationwide Mid Cap Index Fund was actively managed and compared against the S&P MidCap 400 Index. Since September 27, 1999, the Nationwide Mid Cap Index Fund has been managed passively to replicate the middle capitalization U.S. Equity market as represented by the S&P MidCap 400 Index. For the year the Fund outperformed this Index utilizing both management styles together. Going forward, the Fund utilizes a strategy of full replication, which entails holding all stocks in the S&P MidCap 400 in direct proportion to their weight in the index. S&P MidCap 400 depository receipts are utilized to efficiently manage daily cash flows.



Middle capitalization stocks had a strong performance for 1999. Among the best performing groups for 1999 were stocks of communication equipment companies and telephone companies. Among the worst performing groups for 1999 were stocks of consumer services companies and health distribution companies. The Nationwide Mid Cap Index Fund holds all stocks in direct proportion to their weight in the Index.



                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
                           IN THE MID CAP INDEX FUND
                       AND THE S&P MIDCAP 400 INDEX(1,2)


                                                                     MID CAP INDEX FUND                S&P MIDCAP 400 INDEX
                                                                     ------------------                --------------------
10/31/97                                                                   10000                              10000
12/31/97                                                                    9964                              10541
12/31/98                                                                   11041                              12553
12/31/99                                                                   13351                              14406

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The S&P MidCap 400 Index -- an unmanaged index of 400 stocks of medium-size U.S. companies -- gives a broad look at how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.



                               MID CAP INDEX FUND

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR                    LIFE(1)
------                    -------
20.92%                     14.29%


---------------


(1) The Mid Cap Index Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

NATIONWIDE SMALL CAP VALUE FUND.


The Nationwide Small Cap Value Fund was up 27.84% for the year ended December 31, 1999. The Russell 2000 Value Index was down 1.49% for the year.



The smaller capitalization market ended another good year on a strong note. The growth sector, with its large technology component, dramatically outpaced the value side of the market. Indeed value stocks were essentially flat for the year while growth stocks were up about 50%. While this performance divergence has been a persistent characteristic of the market for several years, it was even more so in 1999.



Our sector focus has not changed significantly for the past several quarters. We continue to emphasize technology and energy stocks in the portfolio but, unlike recent quarters, these sectors underperformed their respective benchmarks for the fourth quarter. Energy prices fluctuated erratically as supply concerns, induced primarily by threats from producing countries to reduce output, continued to impact the market. Our portfolio of technology stocks had a positive return but lagged the Index due to the strong advance of Internet related companies which are clearly part of the growth investment spectrum.



We are also emphasizing the consumer sectors. The economy continues to grow at a healthy pace and inflation and unemployment remain low. The continued high level of consumer confidence should result in strong demand at the retail level.



Utilities and financial services remain underweighted relative to the benchmark. These sectors should continue to have slow earnings growth and investor enthusiasm will likely be dampened by interest rate concerns.



While we are disappointed in the quarterly results, we are encouraged by the large number of attractively priced stocks we are currently finding. We have continued to emphasize those sectors of the market where we find companies with good prospects selling at attractive prices. Our focus on the undervalued stocks with improving business momentum should continue to produce strong results.

COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SMALL CAP VALUE FUND AND
                       THE RUSSELL 2000 VALUE INDEX(1,2)


                                                                    SMALL CAP VALUE FUND             RUSSELL 2000 VALUE INDEX
                                                                    --------------------             ------------------------
10/31/97                                                                   10000                              10000
12/31/97                                                                    9839                              10452
12/31/98                                                                    9537                               9778
12/31/99                                                                   12192                               9633

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Russell 2000(R) Value Index measures the performance of the value stocks in the Russell 2000 Index, which contains approximately 2000 common stocks issued by smaller capitalization U.S. companies. Unlike mutual fund returns, the Russell 2000(R) Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.


                              SMALL CAP VALUE FUND
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR                    LIFE(1)
------                    -------
27.84%                      9.59%


---------------


(1) The Small Cap Value Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.


NATIONWIDE SMALL CAP GROWTH FUND.



The Nationwide Small Cap Growth Fund began operations at the beginning of May 1999. Since inception, the Fund was up 105.01%. This compares to the Russell 2000 Growth Index, which advanced 33.73% during this time.



After five years of underperformance versus their large cap brethren, small cap stocks outperformed large caps in 1999. This outperformance was propelled by technology and other growth stocks in the Russell 2000 Index. The biggest story within the small cap universe was the differential returns between small cap growth stocks and small cap value stocks. As measured by the Russell 2000 style indices, small cap growth stocks gained 42.5% in 1999, whereas small cap value stocks actually declined 4.0% -- a 46.5% relative outperformance by growth stocks. Underlying sector performance was quite phenomenal as differences among sectors easily exceeded 100%. The strongest performing sector was the technology sector which returned over 110%. In fact, 10 stocks in the Russell 2000 Index returned over 1,000% (the next 10 top performers all returned over 750%). Other sectors exhibiting strong performance were the Utilities/Telecom sector which returned nearly 25%, Energy which returned 24% and Healthcare, which returned over 15%. Conversely, the Consumer Durable sector returned -22%, Consumer Noncyclicals were down over 15%, and Financials were down over 12%. On a stock by stock basis, however, less than 50% of the stocks in the Russell 2000 Index had positive returns and the median performance of stock in the Russell 2000 was down 4.9.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SMALL CAP GROWTH FUND AND
                       THE RUSSELL 2000 GROWTH INDEX(1,2)


                                                                   SMALL CAP GROWTH FUND            RUSSELL 2000 GROWTH INDEX
                                                                   ---------------------            -------------------------
5/1/99                                                                     10000                              10000
12/31/99                                                                   20501                              13373

                                                                               -


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Russell 2000(R) Growth Index measures the performance of the growth companies in the Russell 2000 Index, which contains approximately 2000 common stocks issued by smaller capitalization U.S. companies. Unlike mutual fund returns, the Russell 2000(R) Growth Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.



                             SMALL CAP GROWTH FUND


                          AVERAGE ANNUAL TOTAL RETURN


                         PERIOD ENDED DECEMBER 31, 1999



                      LIFE(1)
                      -------
                      105.01%


---------------


(1) The Small Cap Growth Fund commenced operations May 1, 1999.



Past performance is not predictive of future performance.



NATIONWIDE GLOBAL 50 FUND.



Until May 1, 2000, the Nationwide Global 50 Fund was the Nationwide Global Equity Fund, which was managed by its subadviser as a broadly diversified fund. The discussion of the Fund's performance included here is for 1999 when this strategy was being used; the performance of the Fund going forward may be different because of the Fund's new strategy of investing in a concentrated portfolio of global equities.



The total return for the Nationwide Global 50 Fund was 22.92% for the year ended December 31, 1999. The MSCI

         Management



World Index returned 24.93% and the Lipper VA Global Funds Average was 44.18% for the same time period.



PERFORMANCE ANALYSIS



Global equity markets ended 1999 significantly higher, with the technology sector inspiring much of the rise. This trend was particularly noticeable in the fourth quarter as the telecommunications and general technology sectors displayed returns of around 30% against returns of less than 5% in most other parts of the market. The dominance of the technology sector over the period led to very narrow markets.



The Fund has been managed in a core, risk controlled style, seeking to add value versus the benchmark (MSCI World Index), while seeking to control volatility. The managers identify three sources of added value: country/regional allocation, stock selection, and currency management.



Over the year, the decision to underweight the U.S. market was beneficial, with international markets (non-U.S.) finally outperforming. Overall, however, country allocation was negative for the period, mainly as a result of overweighting the United Kingdom and underweighting Japan.



Stock selection was positive over the period, with European stock selections performing particularly strongly. Stock selection in Japan also contributed to performance. The past year did, however, prove to be difficult for U.S. stock selection strategy. The dominance of growth stocks detracted from results. In addition, the Fund was adversely affected by sharp falls in a number of stock prices following the release of corporate profit news.



The continuing global economic growth is good for world equity markets, as is the prospect of significant liquidity entering the markets. On the other hand, we are facing the prospect of a further round of tightening by central banks. We continue to favor continental Europe, with its strong earnings momentum and high-predicted levels of merger and acquisition and initial public offering activity. The Fund is underweighted in the United States, where valuations look stretched.



 COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE GLOBAL 50 FUND AND THE
                             MORGAN STANLEY CAPITAL
                     INTERNATIONAL (MSCI) WORLD INDEX(1,2)


                                                                       GLOBAL 50 FUND                       MSCI INDEX
                                                                       --------------                       ----------
10/31/97                                                                   10000                              10000
12/31/97                                                                   10118                              10274
12/31/98                                                                   12054                              12615
12/31/99                                                                   14816                              16118

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Morgan Stanley Capital International (MSCI) World Index -- an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East -- gives a broad look at how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.



                                 GLOBAL 50 FUND


                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



1 YEAR                    LIFE(1)
------                    -------
22.92%                     19.89%


---------------


(1) The Global 50 Fund commenced operations October 31, 1997.



Past performance is not predictive of future performance.



NATIONWIDE EQUITY INCOME FUND.



After a third quarter correction which began in mid-July and ended in mid-October, the market enjoyed a very strong performance to complete the year. Including a rise of 14.88% in the fourth quarter, the S&P 500 Index has just completed its fifth consecutive year of 20%+ gains. Much like last year, however, this remarkable performance was attributed to a relatively small number of stocks. Merrill Lynch reports that just 15 companies provided 100% of the S&P 500's return in 1999. Nearly 60% of the stocks in the index had negative returns for the year. It was also the second consecutive year in which "growth" stocks dramatically outperformed "value" stocks. According to Ned Davis Research, Inc., large-capitalization growth stocks outperformed large-capitalization value stocks by 25.9% in 1999.



The Nationwide Equity Income Fund had an outstanding year, returning 18.49% compared to the 3.34% return of the average equity income fund, as reported by Lipper Analytical Services.

This performance has been achieved by consistently choosing market-leading companies within a strategy of sector weightings similar to that of the S&P 500. During the late summer/early fall stock market correction, the Fund outperformed the S&P 500 with its conservative strategy. Income is achieved through the use of convertible bonds and preferred stocks; further, approximately 30% of the Fund's holdings are in common stocks which have raised their dividends in at least each of the last ten years.



The U.S. economy continues to be very strong and international economies are improving. Such strength has led to inflation fears, as reflected in the rising yield on the 30-year Treasury bond. The Federal Reserve is expected to increase short-term interest rates early in the new year, in an effort to cool the economy and prevent inflation. A "soft landing" with continued low inflation could allow this longest bull market on record to continue into the new millennium.



 COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE EQUITY INCOME FUND AND
                             THE S&P 500 INDEX(1,2)


                                                                     EQUITY INCOME FUND                      S&P 500
                                                                     ------------------                      -------
10/31/97                                                                   10000                              10000
12/31/97                                                                   10177                              10642
12/31/98                                                                   11717                              13683
12/31/99                                                                   13884                              16565

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.



                               EQUITY INCOME FUND


                          AVERAGE ANNUAL TOTAL RETURN


                        PERIODS ENDED DECEMBER 31, 1999



        1 YEAR            LIFE(1)
        ------            -------
18.49%                     16.37%


---------------


(1) The Equity Income Fund commenced operations October 31, 1997.



Past performance is not predictive of future performance.


NATIONWIDE BALANCED FUND.


The Nationwide Balanced Fund returned 0.87% for the year ended December 31, 1999 versus a combination of 50% Lehman Brothers Aggregate Bond Index and 50% S&P 500, which returned 9.79%. As of December 31, 1999, the Nationwide Balanced Fund was allocated as follows: common stock (56%), investment grade bonds (34%), high yield securities (6%) and short term securities (4%). The Fund continues to evolve toward a 40% bond and 60% stock allocation in order to be similar to most balanced funds. For the quarter ended December 31, 1999 the Fund under-performed with a return of 0.92% versus 7.22% against the combination 50% bond index/50% S&P 500 index. The Fund's underperformance for the quarter and the year is primarily due to an underweighted position in richly valued technology stocks and a focus on large cap growth names which were mediocre performers for the year.



Through the quarter, equities were rebalanced in the direction of higher quality companies in industries perceived to have good long-term growth prospects. At the end of December, the largest equity holdings in order of size were: IBM, Anheuser Busch, General Electric, McDonalds, Coca-Cola, and AT&T. The intention is to position the Fund in equities that can compete against the S&P 500 with an emphasis on top quality.



The current stock market environment reflects the tug-of-war that often occurs at inflection points in the economy. The U.S. stock market has benefited from the ideal combination of a strong domestic economy and low domestic interest rates, but now must contend with changes that are taking place in the world economy.



Financial markets are likely to intensify their focus on labor markets in early 2000, following the lead of the Federal Reserve policymakers. Recent Federal Open Market Committee (FOMC) policy statements have highlighted diminishing labor market slack due to the imbalance between aggregate supply and demand, which could prove inflationary. Chairman Greenspan has warned repeatedly of a shortage of available workers.



Going forward the global economy should enjoy a healthy start in the new millennium. The medium term outlook for global growth has improved, reflecting both a higher capacity for growth in the U.S. and evidence that this increased capacity will spread elsewhere in the industrial world. Nonetheless, the risks to the outlook remain notable, including widely cited U.S. imbalances that have surfaced in recent years.

         Management



 COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE BALANCED FUND, THE S&P
          500 INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX(1,2)


                                                      LB AGGR. BOND                  S&P 500                  BALANCED FUND
                                                      -------------                  -------                  -------------
10/31/97                                                  10000                       10000                       10000
12/31/97                                                  10147                       10642                       10146
12/31/98                                                  11030                       13683                       10965
12/31/99                                                  10936                       16565                       11060

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Standard & Poor's 500 Index -- an unmanaged index of 500 widely-held stocks of large U.S. companies -- gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not incur expenses. If these indices incurred expenses, their returns would be lower. The Fund contains both equity and fixed income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.



                                BALANCED FUND(1)

                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



        1 YEAR            LIFE(2)
        ------            -------
0.87%                       4.76%


---------------


(1 )The performance shown is for a period when the Fund's previous subadviser, not J.P. Morgan Investment Management Inc., managed the Fund.



(2 )The Balanced Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.


NATIONWIDE MULTI SECTOR BOND FUND.



The Nationwide Multi Sector Bond Fund returned 1.56% for the twelve month period ended December 31, 1999 versus the Lehman Brothers Aggregate Bond Index, which returned -0.83%. The Fund's outperformance for the year relative to the benchmark can be attributed to its overweighted position in the high yield and the emerging market debt sectors, which performed relatively well.



The investment grade bond market started 1999 off strong, benefiting from stable treasury rates, declining volatility, and a reduction in liquidity premiums. Away from investment grade, performance for high yield bonds and emerging market debt had a stellar start, as the financial markets shrugged off Brazil's currency problems. As the year progressed, however, the bond market encountered some difficulties. Fears of an overheating economy coupled with mounting investor fear of inflation and Y2K concerns conspired against the fixed income sector. The mounting inflation concerns forced a proactive Federal Reserve to raise the Federal Funds rate three times from 4.75% to 5.50%. Inflation risks, however, still seem uncomfortably high. Dealers took on lower inventories as they prepared for Y2K, which resulted in an illiquid market.



The Fund continued to rotate within the fixed income sector during the quarter. Emerging market, high yield and non-U.S. investment grade allocations were increased. The Fund subsequently lowered its U.S. investment grade exposure. Going forward, the Fund intends to be more aggressive in adjusting its U.S. investment grade and emerging markets allocations.



                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
IN THE MULTI SECTOR BOND FUND AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX(1,2)


                                                                   MULTI SECTOR BOND FUND                   LBAB INDEX
                                                                   ----------------------                   ----------
10/31/97                                                                   10000                              10000
12/31/97                                                                   10100                              10140
12/31/98                                                                   10370                              10257
12/31/99                                                                   10528                              10936

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Lehman Brothers Aggregate Bond Index -- an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers Aggregate Bond Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.

                           MULTI SECTOR BOND FUND(1)
                          AVERAGE ANNUAL TOTAL RETURN
                        PERIODS ENDED DECEMBER 31, 1999



        1 YEAR            LIFE(2)
        ------            -------
1.56%                       2.41%


---------------


(1) The performance shown is for a period when the Fund's previous subadviser, not Miller Anderson & Sherrerd, LLP, managed the Fund.



(2) The Multi Sector Bond Fund commenced operations October 31, 1997.



Past performance is not predictive of future performance.


NATIONWIDE HIGH INCOME BOND FUND.


High yield bonds generated attractive relative returns for the year, although absolute returns were held back by the general rise in interest rates and an increase in default rates. Fourth quarter trends that impacted the market were consistent with those seen throughout 1999. The high yield market gained its strength from the continued surge in U.S. economic activity, rebounding foreign economies, and soaring equity markets. The fourth quarter also benefited from modest new issue supply, especially when viewed against expectations and an alleviation of Y2K concerns. The attractive relative returns are illustrated by the yield spread between high yield bonds and treasury securities which tightened by approximately 50 basis points during the quarter and 75 basis points for the year according to the First Boston High Yield Index. These positives were tempered by a roughly 50 basis point rise in yields on 10-year U.S. Treasury bonds during the fourth quarter, 175 basis points for the 12-month period, and continuing high levels of credit downgrades and defaults. We expect that defaults will top 4% for the first time since 1991. The rise in default rates despite a strong economy was the result of 1998's decline in energy prices which impacted many energy companies in early 1999 and the high level of issuance in the 1996-1998 time period. Historically, there is a correlation between periods of heavy issuance and defaults on a lagged basis. For the year as a whole, the Lehman Brothers High Yield Index returned 2.39% versus -0.83% for the Lehman Brothers Aggregate Bond Index.



The Fund returned 2.57% in the fourth quarter, outperforming the Lehman Brothers High Yield Bond Index. The Fund is overweighted the B-rated sector, which outperformed both the more interest rate sensitive BB-rated sector and the more credit impacted CCC-rated sector. The Fund's overweight in telecommunications aided performance as this large market sector outperformed the overall market, especially the wireless sub-segment. Strong performers in telecommunications include: Telesystems International, Millicom, Winstar, Teligent, and Nextel. The Fund also benefited from its overweight in cable TV as positions in RCN and UIH Australia Pacific outperformed the overall market. Other strong performers for the quarter include: Sterling Chemical, which benefited from better styrene prices; Regal Cinemas, which exceeded earnings expectations and R&B Falcon, which benefited from the rebound in oil drilling volume and dayrates. On the negative side, several positions underperformed based on weak operating performance. They include: Revlon, Ameriserve, Clark Materials, Dialog, and AEI Resources.



The Fund returned 3.19% for the full year, outperforming its benchmark. The B-rated cable TV and telecommunications mentioned above helped performance for the full year. The Fund also experienced a default rate well below the industry average which aided performance. The Fund's underweight in the energy sector and forest product sector hurt full-year performance as those sectors were some of the strongest performers for the full year.



Looking into 2000, we believe that strong economic growth worldwide coupled with attractive yield spreads will lead to good relative performance for high yield bonds. However, possible Fed rate increases to slow the domestic economy may temper absolute returns. We believe default rates, which increased in 1999 to their highest level in eight years, will remain above average for the next few quarters. However, given the high percentage of securities currently trading at distressed levels, the performance impact of these defaults has, to some degree, already been felt.



From a portfolio perspective, we continue to like the telecommunications sector, as strong operating gains and consolidation activity provide opportunities for strong relative returns. We also think that cable TV plant upgrades in both the U.S. and western Europe will lead to strong performance by fund holdings in companies such as United International, United Pan-European, NTL, and Charter Communications. We also believe that specific fund holdings in healthcare and chemicals, which underperformed in 1999, are poised to rebound in 2000.

         Management



                COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT
                      IN THE HIGH INCOME BOND FUND AND THE
                     LEHMAN BROTHERS HIGH YIELD INDEX(1,2)


                                                                   HIGH INCOME BOND FUND                    LBHY INDEX
                                                                   ---------------------                    ----------
10/31/97                                                                   10000                              10000
12/31/97                                                                   10228                              10185
12/31/98                                                                   10821                              10348
12/31/99                                                                   11166                              10622

---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2) The Lehman Brothers High Yield Index -- an unmanaged index of bonds that are rated below investment grade -- gives a broad look at the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not incur expenses. If this index incurred expenses, the actual returns of this index would be lower.


                             HIGH INCOME BOND FUND
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 1999



        1 YEAR            LIFE(1)
        ------            -------
3.19%                       5.23%


---------------


(1) The High Income Bond Fund commenced operations October 31, 1997.


Past performance is not predictive of future performance.

INVESTMENT MANAGEMENT

Investment Adviser


Villanova Mutual Fund Capital Trust (VMF), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Nationwide Separate Account Trust (the Trust). Subject to the supervision and direction of the Trustees, VMF also determines the allocation of Fund assets among the subadvisers and evaluates and monitors the performance of the subadvisers. VMF is also authorized to select and place portfolio investments on behalf of a Fund; however, VMF does not intend to do so at this time. VMF was organized in 1999 and manages mutual fund assets. As of December 31, 1999, VMF and its affiliates had approximately $22.5 billion in assets under management.


Each Fund pays VMF a management fee, which is based on the Funds' average daily net assets. The total fee paid by each of the Funds for the fiscal year ended December 31, 1999 -- expressed as a percentage of each Fund's average daily net assets--was as follows:


                  FUND                      FEE
                  ----                      ----
Strategic Growth Fund                       0.90%
Strategic Value Fund                        0.90%
Mid Cap Index Fund                          0.88%
Small Cap Value Fund                        0.90%
Small Cap Growth Fund                       1.10%
Global 50 Fund                              1.00%
Equity Income Fund                          0.80%
Balanced Fund                               0.75%
Multi Sector Bond Fund                      0.75%
High Income Bond Fund                       0.80%


Multi-Management Structure


VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.


VMF provides the following oversight and evaluation services to the Funds:

- performing initial due diligence on prospective subadvisers for the Funds

- monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations

- communicating performance expectations and evaluations to the subadvisers

- ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.


VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

The Subadvisers. Subject to the supervision of VMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.


The following are the subadvisers for the Funds.


Strategic Growth Fund. STRONG CAPITAL MANAGEMENT INC. (STRONG), P.O. Box 2936, Milwaukee, Wisconsin 53201, is a subadviser for the Strategic Growth Fund. Strong was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $38 billion as of December 31, 1999.


PORTFOLIO MANAGER: Ronald C. Ognar, a Chartered Financial Analyst with more than 30 years of investment experience, is primarily responsible for the Strategic Growth Fund's portfolio. He also manages the Strong Growth Fund, the Strong Growth Fund II and the Strong Growth 20 Fund; he co-manages the Strong Total Return Fund and the Strong Mid Cap Growth Fund.


Strategic Value Fund. SCHAFER CAPITAL MANAGEMENT, INC. (SCHAFER CAPITAL), 101 Carnegie Center, Princeton, New Jersey 08540, manages the Strategic Value Fund through a sub-contract with Strong. Schafer Capital was formed in 1984. As of December 31, 1999, Schafer had approximately $595 million in assets under management. These assets are managed for other mutual funds and pension plans.


PORTFOLIO MANAGER: David K. Schafer has been in the investment management business for more than twenty-five years. Mr. Schafer is the President of Schafer Capital and is primarily responsible for the day-to-day management of the Strategic Value Fund's portfolio. In 1981, Mr. Schafer founded Schafer Capital.


Small Cap Value Fund and Mid Cap Index Fund. THE DREYFUS CORPORATION (DREYFUS) is the subadviser for the Small Cap Value Fund and the Mid Cap Index Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of December 31, 1999, the subadviser managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide.



PORTFOLIO MANAGERS: Peter I. Higgins has primary day-to-day responsibility for management of the Small Cap Value Fund's portfolio. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC. (TBC Asset Management), an affiliate of Dreyfus or its predecessor since May 1991.



Steven A. Falci has primary responsibility for the management of the Mid Cap Index Fund and has held that position since September 1999. He has been employed by Dreyfus since February 1996 and by Mellon Equity since 1994. He had previously been Managing Director -- Pension Investments at NYNEX Pension Fund and the NYNEX Foundation. Steve is a member of the Association for Investment Management and Research. He earned an MBA in finance and a BS in economics from New York University.



Small Cap Growth Fund. FRANKLIN ADVISERS, INC. (FRANKLIN) is located at 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, California 94403-7777. Franklin and its affiliates act as investment manager to numerous other investment companies and accounts. Together with its affiliates, Franklin managed over $235 billion in assets as of December 31, 1999.


PORTFOLIO MANAGERS: Edward Jamieson, Senior Vice President, joined the Franklin Templeton Group in 1987. He also manages the Franklin Small Cap Growth Fund.


Michael McCarthy, Portfolio Manager, joined the Franklin Templeton Group in 1992. He also manages the Franklin Small Cap Growth Fund.


Aidan O'Connell, Portfolio Manager, joined the Franklin Templeton Group in 1998. Prior to joining the Franklin Templeton Group, Mr. O'Connell was with Hambrecht & Quist. He also manages the Franklin Small Cap Growth Fund.


MILLER ANDERSON & SHERRERD, LLP (MAS) is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MAS is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. (MSDW) and is a division of Morgan Stanley Dean Witter Investment Management (MSDW Investment Management). MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1999, MSDW Investment Management had in excess of $145 billion in assets under management.


PORTFOLIO MANAGERS: Arden C. Armstrong, Managing Director, Morgan Stanley Dean Witter & Co., joined MAS in 1986. She joined the MAS Funds' management team for the Mid Cap Growth portfolio in 1990, the Growth portfolio in 1993 the Equity portfolio in 1994, and the Small Cap Growth portfolio in 1998.

David P. Chu, Vice President, Morgan Stanley Dean Witter & Co., joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, Trade Street Investment Associates. He joined the MAS Funds' management team for

         Management


the Mid Cap Growth portfolio and the Small Cap Growth portfolio in 1998.

Steven B. Chulik joined MAS in 1997. He served as a Quantitative Hedge Fund Analyst at IBJ Schroder Bank and Trust from 1994 to 1995. He attended the Wharton School of the University of Pennsylvania from 1995 to 1997 and received his MBA in 1997. He served as an Equity Analyst at MAS from 1997 to 1999. He joined the management team for the Mid Cap Growth and Small Cap Growth portfolios in 1999.


NEUBERGER BERMAN, LLC (NEUBERGER BERMAN) is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its affiliates and predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $54.4 billion of assets as of December 31, 1999. Neuberger Berman is a member firm of the New York Stock Exchange and other principal exchanges and acts as the Fund's primary broker in the purchase and sale of securities for the portion of the Fund's portfolio managed by Neuberger Berman.


PORTFOLIO MANAGERS: Michael F. Malouf has been with Neuberger Berman since 1998 as a portfolio manager. He is also a Vice President of its affiliate, Neuberger Berman Management Inc. From 1991 to 1998 he served as an analyst, and then as portfolio manager, at Dresdner RCM Global Investors LLC.

Jennifer K. Silver is a principal of Neuberger Berman and a Vice President of its affiliate, Neuberger Berman Management Inc. She has been the Director of the Growth Equity Group since 1997. From 1981 to 1997, she was an analyst and a portfolio manager at Putnam Investments.


Global 50 Fund and Balanced Fund. J.P. MORGAN INVESTMENT MANAGEMENT INC. (J.P. MORGAN), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company, is the subadviser for the Global 50 Fund and the Balanced Fund. The subadviser offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. The subadviser uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 1999, the subadviser had assets under management of $349 billion, including approximately $3.2 billion in global equity portfolios.



Prior to May 1, 2000, the Balanced Fund was managed by Salomon Brothers Asset Management, Inc.


GLOBAL 50 FUND PORTFOLIO MANAGERS: The portfolio management team is led by Andrew Cormie, vice president, who has been an international equity portfolio manager since 1977 and employed by J.P. Morgan since 1984. Thomas Madsen, managing director, who has been an international equity portfolio manager since 1984 and employed by J.P. Morgan since 1979 and Shawn Lytle, vice president, who has been an international equity portfolio manager since 1998 and employed by J.P. Morgan since 1992.


BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Vice President, and Kathryn Jonas, Vice President, are the portfolio managers for the Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Strategy group. Ms. Jonas joined J.P. Morgan in 1997 after eleven years at Morgan Stanley & Co., where she was a member of Morgan Stanley Asset Management's Emerging Markets investment team. From 1985 to 1994, prior to joining Morgan Stanley Asset Management, Ms. Jonas co-managed the Morgan Stanley Capital International Indices business.



Equity Income Fund and High Income Bond Fund. FEDERATED INVESTMENT COUNSELING (FEDERATED), a subsidiary of Federated Investors, Inc., is the subadviser for the Equity Income Fund and High Income Bond Fund with offices located at Federated Investors Tower, Pittsburgh, PA 15222-3779. As of December 31, 1999, Federated had approximately $125 billion in assets under management, representing the assets of other mutual funds and private accounts.



EQUITY INCOME FUND PORTFOLIO MANAGERS: Linda A. Duessel and Steven J. Lehman are primarily responsible for the day-to-day management of the Equity Income Fund's portfolio. Ms. Duessel joined Federated Investors, Inc. in 1991 and has been a Vice President of a subsidiary of the subadviser since 1995. From 1991 through 1995, Ms. Duessel was an Assistant Vice President of a subsidiary of the subadviser. Mr. Lehman joined Federated Investors, Inc. in May 1997 as a Vice President. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD.



HIGH INCOME BOND FUND PORTFOLIO MANAGER: Mark E. Durbiano has been primarily responsible for the day-to-day management of the High Income Bond Fund's portfolio since its inception. Mr. Durbiano joined Federated Investors, Inc. in 1982 and has been a Senior Vice President of a subsidiary of the subadviser since 1996.

Multi Sector Bond Fund. MILLER ANDERSON & SHERRERD, LLP (MAS) is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MAS is owned by indirect subsidiaries of MSDW and is a division of MSDW Investment Management. MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1999, MSDW Investment Management had in excess of $145 billion in assets under management. Prior to May 1, 2000, the Multi Sector Bond Fund was managed by Salomon Brothers Asset Management, Inc.



PORTFOLIO MANAGERS: Thomas L. Bennett, Kenneth B. Dunn, Stephen F. Esser and J. David Germany.



THOMAS L. BENNETT, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1984. He joined the management team for the MAS Funds' Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income II Portfolio in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.



KENNETH B. DUNN, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1987. He joined the management team for the MAS Funds' Fixed Income Portfolio in 1987, the Special Purpose Fixed Income Portfolio in 1992 and the Multi-Market Fixed Income Portfolio in 1997.



STEPHEN F. ESSER, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1988. He joined the management team for the MAS Funds' High Yield Portfolio in 1989 and the Multi-Market Fixed Income Portfolio in 1997.



J. DAVID GERMANY, Managing Director, Morgan Stanley & Co. Incorporated, joined MAS in 1991. He joined the management team for the MAS Funds' Global Fixed Income and International Fixed Income Portfolios in 1993, the Multi-Asset-Class Portfolio in 1994 and the Multi-Market Fixed Income Portfolio in 1997.


Historical Performance of the Subadvisers


Each of the Funds, other than the Small Cap Growth Fund, which began operations on May 1, 1999, began operations on October 31, 1997. The following table shows the Funds' historical performance:


                          AVERAGE ANNUAL TOTAL RETURNS


          FOR PERIODS ENDED DECEMBER 31, 1999
-------------------------------------------------------
           FUND              1 YEAR     SINCE INCEPTION
           ----              -------    ---------------
Strategic Growth Fund         84.75%         42.97%
Strategic Value Fund          -3.07%         -0.51%
Mid Cap Index Fund(1)         20.92%         14.29%
Small Cap Value Fund          27.84%          9.59%
Small Cap Growth Fund(2)         N/A        105.01%
Global 50 Fund(1)             22.92%         19.89%
Equity Income Fund            18.49%         16.37%
Balanced Fund(1)               0.87%          4.76%
Multi Sector Bond Fund(1)      1.56%          2.41%
High Income Bond Fund          3.19%          5.23%



Although the Funds have been operating for only a limited time, some of the subadvisers have managed similar mutual funds or institutional accounts for a longer period. These other mutual funds or institutional accounts have investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Funds. We have included performance information about these other mutual funds or institutional accounts for comparison purposes, BUT THESE OTHER MUTUAL FUNDS AND INSTITUTIONAL ACCOUNTS ARE SEPARATE AND DISTINCT FROM EACH FUND. THEIR PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR A FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR A FUND'S OWN PERFORMANCE.


If you purchase a Fund through a variable annuity contract or a variable life insurance policy, you will also be subject to charges relating to these contracts or policies. Both the performance for the Funds listed above and the subadviser performance included below do not reflect these charges, which would reduce the your total return. Therefore, these performance figures are only of limited use for comparative purposes.
------------


(1) The performance for these Funds covers a period (a partial period for the Mid Cap Index Fund) when a different subadviser managed the Fund or the Fund was managed in a different style.



(2) The Small Cap Growth Fund began operations on May 1, 1999, and has less than one year of performance.

         Management


The performance of similar mutual funds or institutional accounts managed by the subadvisers may not be comparable to the performance of a Fund because of the following differences:

- brokerage commissions and dealer spreads

- expenses (including management fees)

- the size of the investment in a particular security in relation to the portfolio size

- the timing of purchases and sales (including the affect of market conditions at that time)

- the timing of cash flows into the portfolio

- the availability of cash for new investments.

If the historical performance relates only to institutional accounts (including institutional accounts that are included in composite performance), the performance may not be comparable to the performance of the Funds because, unlike the Funds, the institutional accounts may not be required to do the following:

- redeem shares upon request

- meet the same diversification requirements as mutual funds

- follow the same tax restrictions and investment limitations as mutual funds.


In some instances the performance of the institutional accounts is calculated by combining the performance of all similarly managed accounts into a composite. Depending on the subadviser, the composite may or may not also contain registered mutual funds. If the accounts within each composite had been subject to all Fund expenses, their performance may have been lower. As indicated below, the composite performance may be prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR Standards), which are different from the performance methodology used by registered investment companies like the Funds. AIMR has not been involved with the preparation or review of this information.


Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.


Historical performance information has been provided by the following
Subadvisers: Strong, Schafer, J.P. Morgan and Federated. The Funds believe that it is reliable, but the Funds have not independently verified it.


STRONG CAPITAL MANAGEMENT, INC. Strong is the subadviser for the Strategic Growth Fund. The following chart shows the average annual total returns of the Strong Growth Fund. Strong manages this fund in a manner substantially similar to the way it manages the Strategic Growth Fund. The historical investment performance of the Strong Growth Fund reflects the deduction of total annual operating expenses of 1.24% as of December 31, 1999, which are higher than the total operating expenses of the Strategic Growth Fund before fee waivers.

                          AVERAGE ANNUAL TOTAL RETURN
                               STRONG GROWTH FUND


         FOR PERIODS ENDED DECEMBER 31, 1999
-----------------------------------------------------
          1 YEAR                    5 YEARS*
          ------                    --------
          75.06%                     34.86%


------------


* The Strong Growth Fund commenced operations on December 31, 1993.



SCHAFER CAPITAL MANAGEMENT, INC. Through a sub-contract with Strong, Schafer manages the Strategic Value Fund. The following chart shows the average annual total returns of the Strong Schafer Value Fund. Schafer manages this fund in a manner substantially similar to the way it manages the Strategic Value Fund. The historical investment performance of the Strong Schafer Value Fund reflects the deduction of total annual operating expenses of 1.36% as of December 31, 1999, which are higher than the total operating expenses of the Strategic Value Fund before fee waivers.


                          AVERAGE ANNUAL TOTAL RETURN
                           STRONG SCHAFER VALUE FUND


           FOR PERIODS ENDED DECEMBER 31, 1999
---------------------------------------------------------
       1 YEAR              5 YEARS          10 YEARS
       ------              -------          --------
       -16.37%              10.78%            11.53%



J.P. MORGAN INVESTMENT MANAGEMENT INC. J.P. Morgan is the subadviser for the Balanced Fund. The following chart shows the average annual total returns of the J.P. Morgan Balanced Commingled Account Composite. Each of the accounts in this composite is managed by J.P. Morgan in a manner substantially similar to the way it manages the Balanced Fund. The historical investment performance of the composite reflects the deduction of a 0.60% advisory fee, which is the maximum fee charged by J.P. Morgan for accounts in the composite, but does not include the deduction of custody fees, which vary by account. These fees are lower than the total annual operating expenses of the Balanced Fund before fee waivers. J.P. Morgan prepared this performance in compliance with AIMR Standards.


                          AVERAGE ANNUAL TOTAL RETURN

                    J.P. MORGAN BALANCED COMMINGLED ACCOUNT



           FOR PERIODS ENDED DECEMBER 31, 1999
---------------------------------------------------------
       1 YEAR              5 YEARS          10 YEARS
       ------              -------          --------
        10.57%              18.88%            13.87%

FEDERATED INVESTMENT COUNSELING. Federated Investment Counseling is the subadviser for the Equity Income Fund. The following chart shows the average annual total returns of the Class A Shares of the Federated Equity Income Fund, Inc. This fund is managed by Federated Advisers, an affiliate of the subadviser, in a manner substantially similar to the way the Equity Income Fund is managed. The historical investment performance of the Class A Shares of the Federated Equity Income Fund, Inc. reflects the deduction of total annual operating expenses of 1.10% as of December 31, 1999, which are higher than the total operating expenses of the Equity Income Fund before fee waivers.


                          AVERAGE ANNUAL TOTAL RETURN
               FEDERATED EQUITY INCOME FUND, INC., CLASS A SHARES


           FOR PERIODS ENDED DECEMBER 31, 1999
---------------------------------------------------------
       1 YEAR              5 YEARS          10 YEARS
       ------              -------          --------
        17.57%              22.75%            15.98%



Federated is also the subadviser for the High Income Bond Fund. The following chart shows the average annual total returns of the Federated High Yield Composite. Each of the portfolios in the composite is a mutual fund registered with the SEC and is managed by Federated and its affiliates in a manner substantially similar to the way the High Income Bond Fund is managed. The historical investment performance of the Federated High Yield Composite reflects the deduction of the composite's average total operating expenses of 1.23% as of December 31, 1999, which are higher than the total operating expenses of the High Income Bond Fund before fee waivers.


                          AVERAGE ANNUAL TOTAL RETURN
                         FEDERATED HIGH YIELD COMPOSITE


           FOR PERIODS ENDED DECEMBER 31, 1999
---------------------------------------------------------
       1 YEAR              5 YEARS          10 YEARS
       ------              -------          --------
        2.50%               9.92%             11.75%

         BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, to fund benefits payable under variable life insurance policies and variable annuity contracts. Shares of the Funds may also be sold to affiliated Funds of Funds, and may in the future be sold to other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable annuity contracts or variable life insurance policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning these transactions.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, NAV is determined by dividing the total market value of the securities owned by a Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.


The Funds do not determine NAV on the following days:


- Christmas Day

- New Year's Day

- Martin Luther King Jr. Day

- Presidents' Day

- Good Friday

- Memorial Day

- Independence Day

- Labor Day

- Thanksgiving Day

- other days when the New York Stock Exchange is not open.


The Funds reserve the right not to determine NAV when:


- a Fund has not received any orders to purchase, sell, or exchange shares

- changes in the value of a Fund's portfolio do not affect the NAV.


If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator or its agent determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.


                                             STRATEGIC GROWTH FUND                       STRATEGIC VALUE FUND
                                    ----------------------------------------   ----------------------------------------
                                                               PERIOD                                     PERIOD
                                                          OCTOBER 31, 1997                           OCTOBER 31, 1997
                                       YEARS ENDED         (COMMENCEMENT          YEARS ENDED         (COMMENCEMENT
                                      DECEMBER 31,         OF OPERATIONS)        DECEMBER 31,         OF OPERATIONS)
                                    -----------------   THROUGH DECEMBER 31,   -----------------   THROUGH DECEMBER 31,
                                     1999      1998             1997            1999      1998             1997
                                    -------   -------   --------------------   -------   -------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $ 11.70   $ 10.21          $10.00          $ 10.12   $ 10.15          $10.00
  Net investment income               (0.01)       --            0.01             0.09      0.07            0.01
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and translation of assets and
     liabilities in foreign
     currencies                        9.87      1.49            0.21            (0.41)    (0.03)           0.15
                                    -------   -------          ------          -------   -------          ------
     Total from investment
       operations                      9.86      1.49            0.22            (0.32)     0.04            0.16
                                    -------   -------          ------          -------   -------          ------
  Dividends from net investment
     income                              --        --           (0.01)           (0.08)    (0.07)          (0.01)
  Dividends from net realized gain
     from investment transactions     (1.12)       --              --            (0.14)       --              --
  Dividends in excess of net
     realized gains from
     investments and foreign
     currency                            --        --              --            (0.17)       --              --
                                    -------   -------          ------          -------   -------          ------
     Total distributions              (1.12)       --           (0.01)           (0.39)    (0.07)          (0.01)
                                    -------   -------          ------          -------   -------          ------
     Net increase (decrease) in
       net asset value                 8.74      1.49            0.21            (0.71)    (0.03)           0.15
                                    -------   -------          ------          -------   -------          ------
NET ASSET VALUE -- END OF PERIOD    $ 20.44   $ 11.70          $10.21          $  9.41   $ 10.12          $10.15
                                    =======   =======          ======          =======   =======          ======
Total Return                          84.75%    14.59%           2.20%           (3.07)%    0.39%           1.63%
Ratios and supplemental data:
  Net Assets, end of period (000)   $99,091   $10,342          $1,347          $17,254   $15,279          $1,469
  Ratio of expenses to average net
     assets                            1.00%     1.00%           1.00%(1)        1.00%      1.00%           1.00%(1)
  Ratio of expenses to average net
     assets(2)                         1.23%     1.55%           6.33%(1)        1.22%      1.23%           5.54%(1)
  Ratio of net investment income
     to average net assets            (0.15)%   (0.04)%          0.68%(1)         0.88%     0.86%           0.96%(1)
  Ratio of net investment income
     to average net assets(2)         (0.38)%   (0.59)%         (4.65)%(1)        0.66%     0.63%          (3.58)%(1)
  Portfolio turnover                 637.83%   369.83%          27.32%          113.30%    68.65%           5.38%


---------------


(1 )Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(2 )Ratios calculated as if no fees were waived or expenses reimbursed.

         Financial Highlights


                                                  EQUITY INCOME FUND                       HIGH INCOME BOND FUND
                                       ----------------------------------------   ----------------------------------------
                                                                  PERIOD                                     PERIOD
                                                             OCTOBER 31, 1997                           OCTOBER 31, 1997
                                          YEARS ENDED         (COMMENCEMENT          YEARS ENDED         (COMMENCEMENT
                                         DECEMBER 31,         OF OPERATIONS)        DECEMBER 31,         OF OPERATIONS)
                                       -----------------   THROUGH DECEMBER 31,   -----------------   THROUGH DECEMBER 31,
                                        1999      1998             1997            1999      1998             1997
                                       -------   -------   --------------------   -------   -------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $ 11.47   $ 10.16          $10.00          $ 10.04   $ 10.12          $10.00
  Net investment income                   0.05      0.10            0.02             0.83      0.66            0.11
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments        2.06      1.44            0.16            (0.52)    (0.08)           0.12
                                       -------   -------          ------          -------   -------          ------
     Total from investment operations     2.11      1.54            0.18             0.31      0.58            0.23
                                       -------   -------          ------          -------   -------          ------
  Dividends from net investment
     income                              (0.04)    (0.10)          (0.02)           (0.83)    (0.66)          (0.11)
  Dividends from net realized gain
     from investment transactions        (0.01)    (0.13)             --               --        --              --
                                       -------   -------          ------          -------   -------          ------
     Total distributions                 (0.05)    (0.23)          (0.02)           (0.83)    (0.66)          (0.11)
                                       -------   -------          ------          -------   -------          ------
     Net increase (decrease) in net
       asset value                        2.06      1.31            0.16            (0.52)    (0.08)           0.12
                                       -------   -------          ------          -------   -------          ------
NET ASSET VALUE -- END OF PERIOD       $ 13.53   $ 11.47          $10.16          $  9.52   $ 10.04          $10.12
                                       =======   =======          ======          =======   =======          ======
Total Return                             18.49%    15.13%           1.77%            3.19%     5.80%           2.28%
Ratios and supplemental data:
  Net Assets, end of period (000)      $29,189   $14,194          $1,610          $64,754   $36,630          $6,029
  Ratio of expenses to average net
     assets                               0.95%     0.95%           0.95%(1)         0.95%     0.95%           0.95%(1)
  Ratio of expenses to average net
     assets(2)                            1.09%     1.15%           5.63%(1)         1.15%     1.12%           2.18%(1)
  Ratio of net investment income to
     average net assets                   0.43%     1.11%           1.34%(1)         8.81%     7.88%           6.96%(1)
  Ratio of net investment income to
     average net assets(2)                0.29%     0.91%          (3.34)%(1)        8.61%     7.71%           5.73%(1)
  Portfolio turnover                     45.16%    49.12%          14.52%           22.04%    24.25%           7.37%


---------------


(1) Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.


(2) Ratios calculated as if no fees were waived or expenses reimbursed.

                                                    BALANCED FUND                          MULTI SECTOR BOND FUND
                                       ----------------------------------------   ----------------------------------------
                                                                  PERIOD                                     PERIOD
                                                             OCTOBER 31, 1997                           OCTOBER 31, 1997
                                          YEARS ENDED         (COMMENCEMENT          YEARS ENDED         (COMMENCEMENT
                                         DECEMBER 31,         OF OPERATIONS)        DECEMBER 31,         OF OPERATIONS)
                                       -----------------   THROUGH DECEMBER 31,   -----------------   THROUGH DECEMBER 31,
                                        1999      1998             1997            1999      1998             1997
                                       -------   -------   --------------------   -------   -------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $ 10.58   $ 10.10          $10.00          $  9.82   $ 10.05          $10.00
  Net investment income                   0.37      0.30            0.05             0.61      0.48            0.05
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments
     and translation of assets and
     liabilities in foreign
     currencies                          (0.28)     0.51            0.10            (0.47)    (0.22)           0.05
                                       -------   -------          ------          -------   -------          ------
     Total from investment operations     0.09      0.81            0.15             0.14      0.26            0.10
                                       -------   -------          ------          -------   -------          ------
  Dividends from net investment
     income                              (0.36)    (0.30)          (0.05)           (0.59)    (0.47)          (0.05)
  Dividends from net realized gain
     from investment and foreign
     currency transactions                  --     (0.03)             --               --     (0.01)             --
     Tax return of capital                  --        --              --               --     (0.01)             --
                                       -------   -------          ------          -------   -------          ------
     Total distributions                 (0.36)    (0.33)          (0.05)           (0.59)    (0.49)          (0.05)
                                       -------   -------          ------          -------   -------          ------
     Net increase (decrease) in net
       asset value                       (0.27)     0.48            0.10            (0.45)    (0.23)           0.05
                                       -------   -------          ------          -------   -------          ------
NET ASSET VALUE -- END OF PERIOD       $ 10.31   $ 10.58          $10.10          $  9.37   $  9.82          $10.05
                                       =======   =======          ======          =======   =======          ======
Total Return                              0.87%     8.07%           1.46%            1.56%     2.60%           1.04%
Ratios and supplemental data:
  Net Assets, end of period (000)      $78,157   $40,885          $1,886          $72,862   $36,965          $2,032
  Ratio of expenses to average net
     assets                               0.90%     0.90%           0.90%(1)         0.90%     0.90%           0.90%(1)
  Ratio of expenses to average net
     assets(2)                            1.00%     0.96%           4.90%(1)         1.02%     0.96%           4.41%(1)
  Ratio of net investment income to
     average net assets                   3.68%     3.81%           4.08%(1)         7.03%     6.42%           4.77%(1)
  Ratio of net investment income to
     average net assets(2)                3.58%     3.75%           0.08%(1)         6.91%     6.36%           1.26%(1)
  Portfolio turnover                    103.69%   137.35%           0.19%          242.89%   287.69%          48.90%


---------------


(1) Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.


(2) Ratios calculated as if no fees were waived or expenses reimbursed.

         Financial Highlights

                                                                               SMALL CAP
                                        SMALL CAP VALUE FUND                  GROWTH FUND         GLOBAL 50 FUND
                              -----------------------------------------   --------------------   -----------------
                                                          PERIOD                 PERIOD
                                                     OCTOBER 31, 1997         MAY 1, 1999
                                 YEARS ENDED          (COMMENCEMENT          (COMMENCEMENT          YEARS ENDED
                                 DECEMBER 31,         OF OPERATIONS)         OF OPERATIONS)        DECEMBER 31,
                              ------------------   THROUGH DECEMBER 31,   THROUGH DECEMBER 31,   -----------------
                                1999      1998             1997                   1999            1999      1998
                              --------   -------   --------------------   --------------------   -------   -------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                   $   9.49   $  9.79          $10.00                $ 10.00          $ 11.75   $ 10.10
  Net investment
    income(loss)                 (0.02)    (0.01)           0.01                  (0.01)            0.07      0.11
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets
    and liabilities in
    foreign currencies            2.38     (0.29)          (0.17)                 10.48             2.60      1.81
                              --------   -------          ------                -------          -------   -------
    Total from investment
      operations                  2.36     (0.30)          (0.16)                 10.47             2.67      1.92
                              --------   -------          ------                -------          -------   -------
  Dividends from net
    investment income               --        --           (0.01)                    --            (0.04)    (0.07)
  Dividends in excess net
    investment income               --        --              --                     --            (0.01)    (0.12)
  Dividends from net
    realized gain from
    investment and foreign
    currency transactions        (2.13)       --           (0.04)                 (0.78)           (0.48)    (0.08)
                              --------   -------          ------                -------          -------   -------
    Total distributions          (2.13)       --           (0.05)                 (0.78)           (0.53)    (0.27)
                              --------   -------          ------                -------          -------   -------
    Net increase (decrease)
      in net asset value          0.23     (0.30)          (0.21)                  9.69             2.14      1.65
                              --------   -------          ------                -------          -------   -------
NET ASSET VALUE -- END OF
  PERIOD                      $   9.72   $  9.49          $ 9.79                $ 19.69          $ 13.89   $ 11.75
                              ========   =======          ======                =======          =======   =======
Total Return                     27.84%    (3.06)%         (1.61)%               105.01%           22.92%    19.14%
Ratios and supplemental
  data:
  Net Assets, end of period
    (000)                     $131,929   $50,439          $2,069                $19,541          $60,840   $21,527
  Ratio of expenses to
    average net assets            1.05%     1.05%           1.05%(1)               1.30%(1)         1.20%     1.20%
  Ratio of expenses to
    average net assets(2)         1.27%     1.33%           6.31%(1)               3.40%(1)         1.54%     1.46%
  Ratio of net investment
    income to average net
    assets(2)                    (0.28)%   (0.21)%          0.50%(1)              (0.24)%(1)        0.31%     0.66%
  Ratio of net investment
    income to average net
    assets**                     (0.50)%   (0.49)%         (4.76)%(1)             (2.34)%(1)       (0.03)%    0.40%
  Portfolio turnover            270.26%   283.65%           8.38%                130.98%         $ 79.22     59.01%


                                 GLOBAL 50 FUND
                              --------------------
                                     PERIOD
                                OCTOBER 31, 1997
                                 (COMMENCEMENT
                                 OF OPERATIONS)
                              THROUGH DECEMBER 31,
                                      1997
                              --------------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                          $10.00
  Net investment
    income(loss)                       0.02
  Net realized gain (loss)
    and unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets
    and liabilities in
    foreign currencies                 0.10
                                     ------
    Total from investment
      operations                       0.12
                                     ------
  Dividends from net
    investment income                 (0.02)
  Dividends in excess net
    investment income                    --
  Dividends from net
    realized gain from
    investment and foreign
    currency transactions                --
                                     ------
    Total distributions               (0.02)
                                     ------
    Net increase (decrease)
      in net asset value               0.10
                                     ------
NET ASSET VALUE -- END OF
  PERIOD                             $10.10
                                     ======
Total Return                           1.18%
Ratios and supplemental
  data:
  Net Assets, end of period
    (000)                            $5,566
  Ratio of expenses to
    average net assets                 1.20%*
  Ratio of expenses to
    average net assets(2)              2.84%(1)
  Ratio of net investment
    income to average net
    assets(2)                          1.00%(1)
  Ratio of net investment
    income to average net
    assets**                          (0.64)%(1)
  Portfolio turnover                   9.32%


---------------


(1) Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.


(2) Ratios calculated as if no fees were waived or expenses reimbursed.

                                                                          MID CAP INDEX FUND
                                                               ----------------------------------------
                                                                                          PERIOD
                                                                                     OCTOBER 31, 1997
                                                                  YEAR ENDED          (COMMENCEMENT
                                                                 DECEMBER 31,         OF OPERATIONS)
                                                               -----------------   THROUGH DECEMBER 31,
                                                                1999      1998             1997
                                                               -------   -------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                         $ 10.92   $  9.94         $ 10.00
  Net investment income                                           0.05      0.09            0.02
  Net realized loss and unrealized appreciation on
     investments                                                  2.21      0.98           (0.06)
                                                               -------   -------         -------
     Total from investment operations                             2.26      1.07           (0.04)
                                                               -------   -------         -------
  Dividends from net investment income                           (0.03)    (0.08)          (0.02)
  Dividends from net realized gain from investment and
     foreign currency transactions                               (0.83)       --              --
  Dividends from tax return of capital                              --     (0.01)             --
                                                               -------   -------         -------
     Total distributions                                         (0.86)    (0.09)          (0.02)
                                                               -------   -------         -------
     Net increase (decrease) in net asset value                   1.40      0.98           (0.06)
                                                               -------   -------         -------
NET ASSET VALUE -- END OF PERIOD                               $ 12.32   $ 10.92         $  9.94
                                                               =======   =======         =======
Total Return                                                     20.92%    10.81%          (0.36)%
Ratios and supplemental data:
  Net Assets, end of period (000)                              $20,259   $10,849         $ 3,214
  Ratio of expenses to average net assets                         1.03%     1.20%           1.20%(1)
  Ratio of expenses to average net assets(2)                      1.74%     1.54%           3.31%(1)
  Ratio of net investment income to average net assets            0.56%     0.79%           1.55%(1)
  Ratio of net investment income to average net assets(2)        (0.15)%    0.45%          (0.56)%(1)
  Portfolio turnover                                            275.04%   119.37%           7.81%


------------


(1) Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.


(2) Ratios calculated as if no fees were waived or expenses reimbursed.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before investing. The following documents -- which may be obtained free of charge -- contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below:


- Statement of Additional Information (incorporated by reference into this Prospectus)



- Annual Report (which contains a discussion of the market conditions and investment strategies that have significantly affected each Fund's performance)


- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)



You can obtain copies of Fund documents may be obtained from the SEC as follows:


IN PERSON:


Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)


BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102


(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov


BY ELECTRONIC REQUEST:



publicinfo@sec.gov


INVESTMENT COMPANY ACT FILE NO.: 811-3213


APO-4426-5/00

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                        Nationwide Strategic Growth Fund
                         Nationwide Strategic Value Fund
                          Nationwide Equity Income Fund
                        Nationwide High Income Bond Fund
                            Nationwide Balanced Fund
                        Nationwide Multi Sector Bond Fund
                         Nationwide Small Cap Value Fund

      Nationwide Small Cap Growth Fund (formerly Nationwide Select Advisers
                             Small Cap Growth Fund)
       Nationwide Global 50 Fund (formerly Nationwide Global Equity Fund)

                          Nationwide Mid Cap Index Fund
               (formerly Nationwide Select Advisers Mid Cap Fund)
                          Nationwide Small Company Fund
                             Nationwide Income Fund
                                Total Return Fund
                            Capital Appreciation Fund
                             Government Bond Fund
                              Money Market Fund

             Nationwide Growth Focus Fund (currently not available) Nationwide New Economy Fund (currently not available)

      Nationwide Separate Account Trust is a registered open-end investment company currently consisting of 18 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").


      This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses for each Fund dated May 1, 2000. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1
(800) 848-6331.

TABLE OF CONTENTS                                                         PAGE

General Information and History..........................................   2
Additional Information on Portfolio Instruments and Investment Policies..   2
Investment Restrictions..................................................  35
Major Shareholders.......................................................  40
Trustees and Officers of the Trust.......................................  40
Calculating Yield and Total Return.......................................  43
Investment Advisory and Other Services...................................  45
Brokerage Allocations....................................................  56
Purchases, Redemptions and Pricing of Shares.............................  61
Additional Information...................................................  62
Tax Status...............................................................  63
Other Tax Consequences...................................................  64
Tax Consequences to Shareholders.........................................  65
Financial Statements.....................................................  65
Appendix A - Bond Ratings................................................  66

GENERAL INFORMATION AND HISTORY

      Nationwide Separate Account Trust is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 18 separate series, each with its own investment objective. Each of the Funds, except for the Nationwide Small Company Fund and the Nationwide Growth Focus Fund, is a diversified fund as defined in the Investment Company Act of 1940.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

      The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information ("SAI") contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

                                                                                                    Small Small
           TYPE OF INVESTMENT OR TECHNIQUE          Capital    Strategic Strategic Mid Cap  Small   Cap    Cap  Global Equity Total
                                                  Appreciation  Growth     Value    Index  Company Growth Value  50 Income Return
U.S. common stocks                                      Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Preferred stocks                                        Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Small company stocks                                               Y          Y       Y        Y     Y      Y     Y       Y    Y
Special situation companies                                        Y          Y       Y        Y     Y      Y     Y       Y
Illiquid securities                                     Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Restricted securities                                   Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
When-issued / delayed-delivery securities               Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Limited liability companies                                                                                               Y
Investment companies                                    Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Real estate securities                                             Y          Y       Y        Y     Y                    Y
Securities of foreign issuers                           Y                             Y        Y     Y            Y       Y    Y
Depository receipts                                                                   Y        Y     Y      Y             Y
Securities from developing countries/emerging                                                  Y     Y                    Y
  markets
Convertible securities                                  Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Long-term debt                                          Y          Y          Y       Y        Y     Y      Y             Y    Y
Short-term debt                                         Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Floating and variable rate securities                                                                                     Y
Zero coupon securities                                             Y                  Y        Y     Y                    Y
Step-coupon securities                                                                                                    Y
Pay-in-kind bonds                                                  Y                  Y              Y                    Y
Deferred payment securities                                        Y                  Y              Y                    Y
Brady bonds
Non-investment grade debt                                          Y          Y       Y        Y     Y                    Y
Loan participations and assignments
Sovereign debt (foreign)                                                                       Y
Foreign commercial paper                                                                       Y                          Y
Duration
U.S. Government securities                              Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Money market instruments                                Y          Y          Y       Y        Y     Y      Y     Y       Y    Y
Mortgage-backed securities                                         Y          Y       Y        Y


                                                                              Multi  High
           TYPE OF INVESTMENT OR TECHNIQUE                Government         Sector  Income Money  Growth    New
                                                  Balanced   Bond    Income   Bond   Bond   Market Focus   Economy
U.S. common stocks                                  Y                                 Y               Y         Y
Preferred stocks                                    Y                                 Y               Y         Y
Small company stocks                                                                  Y               Y         Y
Special situation companies                                                                           Y         Y
Illiquid securities                                 Y        Y                Y       Y       Y       Y         Y
Restricted securities                               Y        Y                Y       Y       Y       Y         Y
When-issued / delayed-delivery securities           Y        Y        Y       Y       Y       Y       Y         Y
Limited liability companies                                                           Y               Y
Investment companies                                Y        Y        Y       Y       Y       Y       Y         Y
Real estate securities                              Y                         Y       Y               Y         Y
Securities of foreign issuers                       Y                         Y       Y               Y         Y
Depository receipts                                 Y                         Y       Y               Y         Y
Securities from developing countries/emerging       Y                         Y       Y               Y         Y
  markets
Convertible securities                              Y                         Y       Y               Y         Y
Long-term debt                                      Y        Y        Y       Y       Y
Short-term debt                                     Y        Y        Y       Y       Y       Y       Y         Y
Floating and variable rate securities               Y        Y        Y       Y       Y       Y
Zero coupon securities                              Y        Y        Y       Y       Y
Step-coupon securities                                                        Y       Y
Pay-in-kind bonds                                   Y                         Y       Y
Deferred payment securities                         Y                         Y       Y
Brady bonds                                         Y                         Y
Non-investment grade debt                           Y                         Y       Y
Loan participations and assignments                 Y                         Y       Y
Sovereign debt (foreign)                            Y                         Y
Foreign commercial paper                            Y                         Y       Y
Duration                                                              Y       Y       Y
U.S. Government securities                          Y        Y        Y       Y       Y       Y       Y         Y
Money market instruments                            Y        Y        Y       Y       Y       Y       Y         Y
Mortgage-backed securities                          Y        Y        Y       Y       Y


                                                                                               Small  Small
           TYPE OF INVESTMENT OR TECHNIQUE      Capital    Strategic Strategic Mid Cap  Small   Cap     Cap   Global Equity Total
                                              Appreciation  Growth     Value    Index  Company Growth  Value    50   Income Return

Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls                                         Y       Y                  Y
Asset-backed securities                                       Y       Y                  Y
Bank obligations                                   Y          Y       Y           Y      Y      Y             Y      Y       Y
Repurchase agreements                              Y          Y       Y           Y      Y      Y      Y      Y      Y       Y
Reverse repurchase agreements                                 Y       Y           Y      Y      Y      Y      Y      Y
Warrants                                                      Y       Y           Y      Y      Y      Y      Y      Y
Futures                                                                           Y             Y             Y      Y
Options                                                                           Y             Y             Y      Y
Foreign currencies                                            Y       Y           Y      Y      Y             Y
Forward currency contracts                                                               Y      Y
Borrowing money                                               Y       Y           Y      Y      Y      Y      Y      Y
Lending of portfolio securities                               Y       Y           Y      Y      Y      Y      Y      Y
Short sales                                                   Y       Y           Y      Y





                                                                                Multi   High
           TYPE OF INVESTMENT OR TECHNIQUE                    Government        Sector  Income   Money   Growth    New
                                                  Balanced     Bond    Income   Bond   Bond     Market   Focus  Economy

Stripped mortgage-backed securities                           Y                  Y        Y
Collateralized mortgage obligations                Y          Y         Y        Y
Mortgage dollar rolls                              Y                    Y        Y                        Y         Y
Asset-backed securities                            Y                    Y        Y        Y       Y
Bank obligations                                   Y          Y         Y        Y        Y       Y       Y         Y
Repurchase agreements                              Y          Y         Y        Y        Y       Y       Y         Y
Reverse repurchase agreements                      Y                             Y        Y               Y         Y
Warrants                                           Y                             Y        Y               Y         Y
Futures                                            Y                             Y        Y               Y         Y
Options                                            Y                             Y        Y               Y         Y
Foreign currencies                                                               Y                        Y         Y
Forward currency contracts                                                       Y                        Y         Y
Borrowing money                                    Y                    Y        Y        Y               Y         Y
Lending of portfolio securities                    Y                    Y        Y        Y               Y         Y
Short sales                                                                                               Y         Y


DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION CONCERNING DURATION

      Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

      Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

      Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

      There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

      The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

      RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

      LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch/IBCA Investors Service, Inc. ("Fitch"), or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and
(iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

      Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

      Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

      Liquidity And Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

      U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.


Although the U.S. government and its agencies provides financial support to such entities or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

      MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the

United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.


      Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.


      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

      In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund. See "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

      MONEY MARKET INSTRUMENTS. Money market instruments may include the following types of instruments:

      -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally
      chartered corporation, with       remaining maturities of 397 days or
      less;

      -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

      -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

      -- repurchase agreements;


      -- bank obligations;

      -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;


      -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality;

      -- extendable commercial notes which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and the Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.



REPURCHASE AGREEMENTS

      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment.

Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


LENDING PORTFOLIO SECURITIES

      A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SMALL COMPANY AND EMERGING GROWTH STOCKS

      Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.


SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of such Funds believe, however, that if a subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.


      INVESTMENT IN COMPANIES IN DEVELOPING OR EMERGING MARKET COUNTRIES. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.


      The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

      The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

      Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

      Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

      Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      DEPOSITORY RECEIPTS. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      Each Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

      FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings.

      Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


BRADY BONDS

      Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds". Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

      Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interested computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL ESTATE SECURITIES

      Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").


CONVERTIBLE SECURITIES

      Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity.

      To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

      Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

      A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

      Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

      An investment in an enhanced convertible security or any other security may involve additional risks to the fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

      Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, a Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.


WARRANTS

      Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


PREFERRED STOCK

      Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.


SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that

(1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.


RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


      PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Regulation D in the Securities Act of 1933 lists registered investment companies as an accredited investors.


      Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


BORROWING

      A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes; for the Total Return Fund, the Capital Appreciation Fund, the

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

Government Bond Fund and the Money Market Fund, this 5% limit is the only borrowing permitted. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.


DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

      The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

      SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.

      OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

      FUTURES CONTRACTS. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

      A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


      The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

      Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

      A Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

      A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

      A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Global Equity Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.


FOREIGN COMMERCIAL PAPER

      A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the Investment Company Act of 1940. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.


SECURITIES OF INVESTMENT COMPANIES

      As permitted by the Investment Company Act of 1940, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS

      Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.


      Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their Branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.



FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a

Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.


ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

      Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

      Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

      Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


LOAN PARTICIPATIONS AND ASSIGNMENTS

      Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the

Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

      A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

      In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.


MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

      A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.

      Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

      Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.


TEMPORARY DEFENSIVE POSITIONS

      In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.


INVESTMENT RESTRICTIONS FOR THE FUNDS

      The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.


      INVESTMENT RESTRICTIONS FOR: STRATEGIC VALUE FUND, EQUITY INCOME FUND, HIGH INCOME BOND FUND, BALANCED FUND, MULTI SECTOR BOND FUND, SMALL CAP VALUE FUND, SMALL CAP GROWTH FUND, GLOBAL 50 FUND, MID CAP INDEX FUND, GROWTH FOCUS FUND AND NEW ECONOMY FUND


A Fund:

- May not, with the exception of the Growth Focus Fund, purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

-    May not issue senior securities, except as permitted under the 1940 Act.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

- May not lend any security or make any other loan if, as a result, more than 331/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities.

      INVESTMENT RESTRICTIONS FOR: STRATEGIC GROWTH FUND, SMALL COMPANY FUND AND INCOME FUND

A Fund:

- May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 331/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). A Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

-    May not issue senior securities, except as permitted under the 1940 Act.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

- May not lend any security or make any other loan if, as a result, more than 331/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

- May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      INVESTMENT RESTRICTIONS FOR: TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND, MONEY MARKET FUND

A Fund:

- May not borrow money, except an amount equal to no more than 5% of the value of each of the Fund's total assets (calculated when the loan is made) for temporary, emergency purposes or for the clearance of transactions. This limited borrowing authority will not be used to leverage the Funds or to borrow for extended periods of time. This authority is intended to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management.

- May not purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

- May not make loans to other persons, except by the purchase of obligations in which the Trust is authorized to invest. The Trust may, however, enter into repurchase agreements, but a Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at current value) would be subject to repurchase agreements maturing in more than 7 days.

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumantalities. The Money Market Fund will be deemed to be in compliance with this restriction as long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

- May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund. May not issue securities except as permitted by the Investment Company Act of 1940.


      The following are the NON-FUNDAMENTAL operating policies of the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Small Cap Growth Fund, Global 50 Fund, Mid Cap Index Fund, Small Company Fund, Income Fund, Growth Focus Fund and New Economy Fund, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:


- Sell securities short (except for the Mid Cap Index Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Mid Cap Fund may only sell securities short in accordance with the description contained in its Prospectus.


- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

      The following are the NON-FUNDAMENTAL operating policies of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No Fund may:

-    Make short sales of securities.


- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.



      The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.




PORTFOLIO TURNOVER


The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 1999 and 1998 were as follows:


--------------------------------------------------------------------------------
             FUND                     1999                               1998
--------------------------------------------------------------------------------

Strategic Growth                     637.83%                            369.83%


--------------------------------------------------------------------------------

Strategic Value                      113.30%                             68.65%


--------------------------------------------------------------------------------

Equity Income                         45.16%                             49.12%


--------------------------------------------------------------------------------

High Income Bond                      22.04%                              24.25%


--------------------------------------------------------------------------------

Balanced                             103.69%                            137.35%


--------------------------------------------------------------------------------

Multi Sector Bond                    242.89%                            287.69%


--------------------------------------------------------------------------------

Small Cap Value                      270.26%                            283.65%


--------------------------------------------------------------------------------

Small Cap Growth                     130.98%                               N/A


--------------------------------------------------------------------------------

Global 50                             79.22%                             59.01%


--------------------------------------------------------------------------------

Mid Cap Index                        275.04%                            119.37%


--------------------------------------------------------------------------------

Small Company                        134.74%                            141.27%


--------------------------------------------------------------------------------

Income                                88.39%                            157.21%


--------------------------------------------------------------------------------

Total Return                          29.95%                             17.13%


--------------------------------------------------------------------------------

Capital Appreciation                  24.70%                             10.67%


--------------------------------------------------------------------------------

Government Bond                       51.61%                             32.03%


--------------------------------------------------------------------------------

Growth Focus*                          N/A                                   N/A


--------------------------------------------------------------------------------

New Economy*                           N/A                                   N/A

------------
*     Have not yet commenced operations on May 1, 2000.




High portfolio turnover rate will generally result in higher brokerage expenses.


INSURANCE LAW RESTRICTIONS

In connection with the Trust's agreement to sell shares to the Accounts, Villanova Mutual Fund Capital Trust ("VMF") and the insurance companies may enter into agreements, required by certain state insurance departments, under which VMF may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.


MAJOR SHAREHOLDERS


      As of April 1, 2000, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over 100% of the Balanced Fund shares, 100% of the Multi Sector Bond Fund shares, 100% of the Small Cap Value Fund shares, 100% of the Global 50 Fund shares, 100% of the Mid Cap Index Fund shares, 100% of the Small Cap Growth Fund, 100% of the Strategic Growth Fund shares, 100% of the Strategic Value Fund shares, 100% of the Equity Income Fund shares, 100% of the High Income Bond Fund shares, 99.2% of the Small Company Fund shares, 100% of the Total Return Fund shares, 100% of the Government Bond Fund shares, 99.5% of the Capital Appreciation Fund shares, and 100% of the Money Market Fund shares, respectively. As of April 1, 2000, the following portfolios of Nationwide Asset Allocation Trust had shared voting and investment power over shares of the Income Fund: Moderately Aggressive Portfolio, 13.9%, Moderate Portfolio, 25.6%; Moderately Conservative Portfolio, 14.5%; and Conservative Portfolio, 13.1%. Nationwide Asset Allocation Trust is a registered investment company advised by Villanova SA Capital Trust, an affiliate of VMF, and sold to separate accounts of Nationwide Life Insurance Company.


      Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc.

("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.


      As of April 1, 2000, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.



TRUSTEES AND OFFICERS OF THE TRUST


TRUSTEES AND OFFICERS

      The business and affairs of the Trust are managed under the direction of its board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

      The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

DR. JOHN C. BRYANT, TRUSTEE, Age 63
411 Oak Street - Suite 306
Cincinnati, Ohio 45219
Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee, Age 58
111 N. West Street, Westerville, Ohio 43081
Dr. DeVore is President of Otterbein College.

SUE DOODY, TRUSTEE, Age 64
169 East Beck Street Columbus, Ohio 43206
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.


ROBERT M. DUNCAN, TRUSTEE, Age 71
1397 Haddon Road Columbus, Ohio 43209
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.


JOSEPH J. GASPER, TRUSTEE*, CHAIRMAN, Age 54
One Nationwide Plaza Columbus, Ohio 43215

Mr. Gasper is Director, President and Chief Operating Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

DR. THOMAS J. KERR, IV, TRUSTEE, Age 65
4890 Smoketalk Lane Westerville, Ohio 43081
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, TRUSTEE, Age 43
55 East State Street, Columbus, Ohio 43215
Mr. Kridler is President of Columbus Association for the Performing Arts.

ARDEN L. SHISLER, TRUSTEE, Age 58
P.O. Box 267, Dalton, Ohio 44618
Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm.

ROBERT J. WOODWARD, JR., TRUSTEE*, Vice-Chairman, Age 56
One Nationwide Plaza Columbus, Ohio 43215
Mr. Woodward is Executive Vice President - Chief Investment Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company.

DAVID C. WETMORE, TRUSTEE, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia 20190
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.


JAMES F. LAIRD, JR., TREASURER, Age 42
Three Nationwide Plaza Columbus, Ohio 43215
Mr. Laird is Senior Vice President of Product Development for Villanova Capital and Vice President and General Manager of Nationwide Advisory Services, Inc., an affiliate of VMF. He was formerly Treasurer of Nationwide Advisory Services, Inc.

ELIZABETH A. DAVIN, SECRETARY, Age 35
One Nationwide Plaza Columbus, Ohio 43215
Ms. Davin is a member of the Office of General Counsel and Assistant General Counsel of Villanova Capital, Inc.


------------

* A Trustee who is an "interested person" of the Trust as defined in the 1940
Act.

** Bryant, DeVore, Doody, Duncan, Kerr, Kridler and Wetmore are also Trustees of Nationwide Mutual Funds and Nationwide Asset Allocation Trust, which are registered investment companies in the Nationwide fund complex. Gasper and Wetmore are also Trustees of Nationwide Asset Allocation Trust. Laird and Davin are also officers of Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

AFFILIATED PERSONS OF THE TRUST AND THE ADVISER


      Mr. Joseph J. Gasper, Trustee and Chairman of the Trust, is also Vice Chairman of the Board of Directors of VMF and NFS. Mr. Arden L. Shisler, Trustee of the Trust is also a member of the Board of Directors of NFS and other Nationwide Insurance entities. Mr. Robert J. Woodward, Jr., Trustee and Vice-Chairman of the Trust, is also Executive Vice President - Chief Investment Officer of VMF.

      The Trust does not pay any fees to Officers or to Trustees who are also officers of VMF, VSA or their affiliates. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1999, and the aggregate compensation paid to each disinterested Trustee during the fiscal year ended December 31, 1999 by all 38 registered investment series to which VMF or its affiliates provide investment advisory services or fund administration services (the "Nationwide Fund Complex").


      The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 1999


-----------------------------------------------------------------------------
                                                                 TOTAL
                                                           COMPENSATION FROM
                                      AGGREGATE             THE NATIONWIDE
                                    COMPENSATION             FUND COMPLEX
DISINTERESTED TRUSTEES             FROM THE TRUST         INCLUDING THE TRUST

-----------------------------------------------------------------------------
Dr. John C. Bryant                  $8,000                  $24,000
-----------------------------------------------------------------------------
C. Brent DeVore                     $4,500                  $16,000
-----------------------------------------------------------------------------
Sue Doody                           $8,000                  $21,000
-----------------------------------------------------------------------------
Robert M. Duncan                    $8,000                  $24,000
-----------------------------------------------------------------------------
Dr. Thomas J. Kerr, IV              $8,000                  $24,000
-----------------------------------------------------------------------------
Douglas F. Kridler                  $8,000                  $21,000
-----------------------------------------------------------------------------
Arden L. Shisler*                      N/A                      N/A
-----------------------------------------------------------------------------
David C. Wetmore                    $4,500                  $16,000


------------

* Mr. Shisler was elected as a Trustee on February 9, 2000.

PERFORMANCE ADVERTISING


      The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD AND TOTAL RETURN

CALCULATING YIELD - THE MONEY MARKET FUND


      Any current yield quotations for the Money Market Fund, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 1999, the Fund's seven-day current yield was 5.40%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 1999, was 5.55%.


      The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN - NON-MONEY MARKET FUNDS

      The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


      The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 1999, and the period from inception to December 31, 1999, are shown below.

              FUND                            1 YEAR       5 YEARS      OR LIFE
              -----                           ------       -------      -------
Strategic Growth Fund*                        84.75%          N/A       42.97%
Strategic Value Fund*                         (3.07)%         N/A       (0.51)%
Equity Income Fund*                           18.49%          N/A       16.37%
Multi Sector Bond Fund*                        1.56%          N/A        2.41%
High Income Bond Fund*                         3.19%          N/A        5.23%
Balanced Fund*                                 0.87%          N/A        4.76%
Small Cap Value Fund*                         27.84%          N/A        9.59%
Global Equity Fund*                           22.92%          N/A       19.89%
Mid Cap Index Fund*                           20.92%          N/A       14.29%
Select Advisers Small Cap Growth Fund****       N/A           N/A      105.01%
Small Company Fund**                          44.02%          N/A       23.22%
Income Fund***                                (2.01)%         N/A        2.53%
Total Return Fund                              6.94%       20.78%       14.79%
Capital Appreciation Fund                      4.28%       24.36%       17.27%
Money Market Fund                              4.84%        5.22%        4.99%
Government Bond Fund                          (2.35%)       7.46%        7.67%
Growth Focus Fund*****                          N/A           N/A           N/A
New Economy Fund*****                           N/A           N/A           N/A


------------


* These Funds commenced operations on October 31, 1997.
**   This Fund commenced operations on October 23, 1995.
***  This Fund commenced operations on January 20, 1998.
**** This Fund commenced operations on May 1, 1999.
***** These Funds will commence operations May 1, 2000.



      Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of share entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 1999 were as follows:


        FUND                                           30-DAY YIELD
        -----                                           -----------
High Income Bond Fund                                      9.80%
Balanced Fund                                              3.45%

         FUND                                         30-DAY YIELD
         ----                                         ------------
Multi Sector Bond Fund                                     7.58%
Government Bond Fund                                       6.12%
Income Fund                                                5.19%



CODE OF ETHICS
--------------


      Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).



INVESTMENT ADVISORY AND OTHER SERVICES

      Villanova Mutual Fund Capital Trust ("VMF") oversees the management of each of the Funds pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to the Investment Advisory Agreements, VMF either provides portfolio management for the Funds directly or hires and monitors the subadvisers who are responsible for daily portfolio management. VMF pays the compensation of the Trustees affiliated with VMF. The officers of the Trust receive no compensation from the Trust. VMF also pays all expenses incurred by it in providing service under the Investment Advisory Agreements, other than the cost of investments (including brokerage commissions and other transaction costs).

      The Investment Advisory Agreements also provide that VMF shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless VMF has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of VMF's reckless disregard of its obligations and duties under the Agreements. After an initial two-year period, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned. They may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.


      VMF, a Delaware business trust, is a wholly owned subsidiary of Villanova Capital, Inc., 97% of the common stock of which is owned by NFS. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.


      Subject to the supervision of VMF and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

      Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.


      Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the Funds and paid fees to the subadvisers pursuant to the Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for the Funds (effective September 27, 1999 for the Nationwide Mid Cap Index Fund) by NAS were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. VMF assumed all rights and responsibilities performed by NAS, including the supervision and monitoring of each Funds' subadviser(s), and the Fund's subadviser(s) continued to manage the Fund after the transfer to VMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Nationwide Mid Cap Index Fund.


      The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.

TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND AND MONEY MARKET FUND

      Prior to November 1, 1997, NAS received a fee computed and paid monthly at the annual rate equal to 0.50% of the average daily net assets of each Fund. As of November 1, 1997 (paid to VMF effective September 1, 1999), the following are the advisory fees expressed as an annual percentage of average daily net assets:

      FUND                              ADVISORY FEES
      ----                              ------------
      Total Return Fund and             0.60% on assets up to $1 billion
      Capital Appreciation Fund         0.575% on assets of $1 billion and more
                                           but less than $2 billion
                                        0.55% on assets of $2 billion and more
                                           but less than $5 billion
                                        0.50% for assets of $5 billion and more
      Government Bond Fund              0.50% on assets up to $1 billion

      FUND                              ADVISORY FEES
      ----                              ------------
                                        0.475% on assets of $1 billion and more
                                           but less then $2 billion
                                        0.45% on assets of $2 billion and more
                                           but less then $5 billion
                                        0.40% for assets of $5 billion and more
      Money Market Fund                 0.40% on assets up to $1 billion
                                        0.38% on assets of $1 billion and more
                                           but less than $2 billion
                                        0.36% on assets of $2 billion and more
                                           but less then $5 billion
                                        0.34% for assets of $5 billion and more


      For the years ended December 31, 1998 and 1997, NAS received fees in the following amounts: Total Return Fund, $12,401,821 and $7,903,818, respectively; Capital Appreciation Fund, $4,402,924 and $1,759,412, respectively; Government Bond Fund, $3,015,171 and $2,231,930, respectively; and Money Market Fund, $5,043,088 and $4,969,345, respectively. For the year ended December 31, 1999 NAS/VMF received fees in the following amounts: $14,084,011 for the Total Return Fund, $6,579,545 for the Capital Appreciation Fund, $3,867,960 for the Government Bond Fund and $6,844,464 for the Money Market Fund.

NEW ECONOMY FUND

      VMF receives an annual advisory fee in the amount of 1.03% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% until at least December 31, 2000. As of May 1, 2000 this fund has not commenced operations.


EQUITY INCOME FUND


      Under the terms of its Investment Advisory Agreement, the Equity Income Fund pays to VMF a fee at the annual rate of 0.80% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95%; however, this waiver may be discontinued upon prior notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $46,531, net of waivers in the amount of $16,475. For the fiscal year ended December 31, 1999, NAS/VMF was paid $139,401 net of waivers in the amount of $28,960.


      Federated Investment Counseling ("Federated") is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $842 in fees to Federated. For the fiscal year ended December 31, 1998, NAS paid Federated $31,503. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $84,180.


      Federated, a Delaware business trust organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to an open number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies.

HIGH INCOME BOND FUND


      Under the terms of its Investment Advisory Agreement, the High Income Bond Fund pays to VMF a fee at the annual rate of .80% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95%; however, this waiver may be discontinued upon prior notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $7,374. For the fiscal year ended December 31, 1998, NAS was paid $126,140 net of waivers in the amount of $32,820. For the fiscal year ended December 31, 1999, NAS/VMF was paid $313,448, net of waivers in the amount of $104,310.

      Federated Investment Counseling is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $3,687 in fees to Federated. For the fiscal year ended December 31, 1998, NAS paid Federated $79,480. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $202,180.

GLOBAL 50 FUND

      Under the terms of its Investment Advisory Agreement the Global 50 Fund pays to VMF a fee at the annual rate of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20%; however, this waiver may be discontinued upon prior notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $8,799. For the fiscal year ended December 31, 1998, NAS was paid $101,488 net of waivers of $32,240. For the fiscal year ended December 31, 1999, NAS/VMF was paid $239,904, net of waivers in the amount of $126,090.

      J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the subadviser of the Fund. For the investment management services it provides to the Fund, J.P. Morgan receives an annual fee from VMF in an amount equal to 0.60% on assets up to $50 million and 0.55% on assets of $50 million and over. These fees are calculated at an annual rate based on the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $5,279 in fees to, J. P. Morgan. For the fiscal year ended December 31, 1998, NAS paid J.P. Morgan $80,237. For the fiscal year ended December 31, 1999, NAS/VMF paid J.P. Morgan $219,596.

      J.P. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 1999, J.P. Morgan and its affiliates had assets under management of approximately $349 billion, including approximately $3.2 billion in global equity portfolios.


MID CAP INDEX FUND


      Under the terms of its Investment Advisory Agreement the Fund pays to VMF a fee at the annual rate of 0.50% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65%; however, this waiver may be discontinued upon prior written notice to shareholders. Prior to September 27, 1999, advisory fees were paid under a different fee schedule. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees earned under the prior fee schedule in the amount of $5,371. For the fiscal year ended December 31, 1998, NAS was paid $50,235 net of waivers of $24,305, under the prior fee schedule. For the fiscal year ended December 31, 1999, NAS/VMF was paid $23,009, net of waivers of $100,860, under the combined fee schedules.


      VMF has selected The Dreyfus Corporation ("Dreyfus"), as subadviser for the Mid Cap Index Fund. For the investment management services it provides to the Fund, Dreyfus receives an annual fee from VMF in an amount equal to

 -    0.10% on assets up to $250 million,
 -    0.09% on assets of $250 million and more but less than $500 million,
 -    0.08% on assets of $500 million and more but less than $750 million,
 -    0.07% on assets of $750 million and more but less than $1 billion, and
 -    0.05% on assets of $1 billion and more.


      These fees are calculated at an annual rate based on the Fund's average daily net assets. Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd and Rice, Hall, Jones & Associates were the subadvisers for the Fund. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $3,325 in fees to the previous subadvisers of the Fund under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid the previous subadvisers $46,144. For the fiscal year ended December 31, 1999, NAS/VMF paid the subadvisers $67,410 under the combined fee schedules.

      Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $__________ billion in assets as of December 31, 1999, including approximately $__________ billion in mutual fund assets. As of December 31, 1999, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $__________ trillion in assets, including approximately $__________ billion in mutual fund assets.


BALANCED FUND


      Under the terms of its Investment Advisory Agreement, the Balanced Fund pays to VMF a fee at the annual rate of 0.75% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $1,605. For the fiscal year ended December 31, 1998, NAS was paid $131,136 net of waivers of $12,162. For the fiscal year ended December 31, 1999, NAS/VMF was paid $411,834, net of waivers in the amount of $57,656.

      J. P. Morgan is the subadviser of the Fund. For the investment management services it provides to the Fund, J. P. Morgan receives an annual fee from VMF in an amount equal to 0.35% on assets up to $100 million, and 0.30% on assets of $100 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $749 in fees to SBAM under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid SBAM $66,872. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $219,095.

MULTI SECTOR BOND FUND


      Under the terms of its Investment Advisory Agreement, the Multi Sector Bond Fund pays to VMF a fee at the annual rate of 0.75% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $1,724. For the fiscal year ended December 31, 1998, NAS was paid $132,978 net of waivers of $11,628. For the fiscal year ended December 31, 1999, NAS/VMF was paid $331,711, net of waivers in the amount of $64,933.

      Miller Anderson & Sherrerd, LLP ("MAS") is the subadviser of the Fund. For the investment management services it provides to the Fund, MAS receives an annual fee from VMF in the amount of 0.30% on assets up to $200 million, and 0.25% on assets of $200 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000 SBAM was the Fund's subadviser. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $805 in fees to SBAM under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid SBAM $67,483. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $181,855.

      MAS is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management") and provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1999, MSDW Investment Management managed in excess of $145 billion in assets.


SMALL CAP VALUE FUND


      Under the terms of its Investment Advisory Agreement, the Small Cap Value Fund pays to VMF a fee at the annual rate of 0.90% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees in the amount of $2,029. For the fiscal year ended December 31, 1998, NAS was paid $128,764 net of waivers of $57,626. For the fiscal year ended December 31, 1999, NAS/VMF was paid $647,442, net of waivers in the amount of $215,567.

      The Dreyfus Corporation ("Dreyfus") is the subadviser of the Fund. For the investment management services it provides to the Small Cap Value Fund, Dreyfus receives an annual fee from VMF in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $1,127 in fees to Dreyfus. For the fiscal year ended December 31, 1998, NAS paid Dreyfus $103,550. For the fiscal year ended December 31, 1999, NAS/VMF paid Dreyfus $479,449.

      Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $__________ billion in assets as of December 31, 1999, including approximately $__________ billion in mutual fund assets. As of December 31, 1999, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $__________ trillion in assets, including approximately $__________ billion in mutual fund assets.

SMALL CAP GROWTH FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999 and did not incur any investment advisory fees prior to that date. NAS has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30%; however, this waiver may be discontinued upon prior written notice to shareholders. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF waived all advisory fees in the amount of $_______________.

      VMF has selected three subadvisers, each of whom will each manage part of the Fund's portfolio. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by such subadviser. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF paid $25,989 to the subadvisers.

      The Small Cap Growth Fund's subadvisers are:


      Franklin Advisers, Inc. ("Franklin")
      Miller Anderson & Sherrerd, LLP ("MAS")
      Neuberger Berman, LLC ("Neuberger Berman")

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      Franklin is a wholly owned subsidiary of Franklin Resources, Inc., one of the oldest mutual fund organizations in the U.S. Franklin and its affiliates act as investment manager to numerous other investment companies and accounts. Together with its affiliates, Franklin manages over $235 billion in assets as of December 31, 1999.





      Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $54.4 billion of assets as of December 31, 1999. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.


STRATEGIC VALUE FUND AND STRATEGIC GROWTH FUND


      Under the terms of the Investment Advisory Agreement, each of the Strategic Value Fund and Strategic Growth Fund pays to VMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.00% in each Fund; however, this waiver may be discontinued upon prior written notice to shareholders. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS waived all advisory fees for the Strategic Value and Strategic Growth Fund in the amount of $1,715 and $1,645, respectively. For the fiscal year ended December 31, 1998, NAS was paid $57,340 for the Strategic Value Fund and $19,683 for the Strategic Growth Fund net of waivers of $19,318 and $31,214, respectively. For the fiscal year ended December 31, 1999, NAS/VMF was paid $106,922 for the Strategic Value Fund and $34,683 for the Strategic Growth Fund, net of waivers of $211,042 and $72,875, respectively.


      VMF has selected Strong Capital Management, Inc. ("Strong") to be the subadviser to the Strategic Value Fund and the Strategic Growth Fund. Strong has subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to subadviser the Strategic Value Fund. For the investment management services provided to each Fund, Strong receives an annual fee from VMF in an amount equal to 0.50% on assets of each Fund up to $500 million and 0.45% on assets of each Fund of $500 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. Pursuant to its subcontract with Schafer Capital, Strong pays Schafer's subadvisory fees. For the period October 31, 1997 (commencement of operations) through December 31, 1997, NAS paid $953 and $914, respectively for the Strategic Value and Strategic Growth Funds, in fees to the subadviser. For the fiscal year ended December 31, 1998, Strong was paid $42,588 and $28,276 for the Strategic Value Fund and the Strategic Growth Fund, respectively. For the fiscal year ended

December 31, 1999, Strong was paid $78,669 and $157,732 for the Strategic Value Fund and the Strategic Growth Fund, respectively.

      Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 1999, Strong had over $38 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.


      Schafer Capital's controlling person and sole shareholder is David K. Schafer. Mr. Schafer has been in the investment management business for more than 25 years and founded Schafer Capital in 1981.

SMALL COMPANY FUND


      On September 1, 1999, at the time of the transfer of investment advisory services from NAS to VMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Under the agreement and the revised management fee for the Fund is 0.93% on the Fund's first $250 million of average daily net assets, 0.95% on the next $750 million and 0.96% on assets of more than $1 billion, based on the Fund's average daily net assets. Prior to September 1, 1999, the Fund paid NAS a fee at the annual rate of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% until at least December 31, 1999. During the fiscal years ended December 31, 1998 and 1997, NAS received advisory fees in the amount of $3,598,194 and $2,520,540, respectively. For the fiscal year ended December 31, 1999, NAS/VMF received advisory fees of $3,805,726 under the combined fee schedules.

      VMF has selected four subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, VMF will manage a portion of the Fund's portfolio itself. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by a subadviser. During the fiscal years ended December 31, 1998 and 1997, the subadvisers were paid $2,119,688, $1,402,367 and $483,472 by NAS and for the fiscal year ended December 31, 1999, the subadvisers were paid $2,336,764 by NAS/VMF.

      The Small Company Fund's subadvisers are:
      The Dreyfus Company
      Neuberger Berman LLC
      Strong Capital Management, Inc.
      Lazard Asset Management

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser and VMF shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      Below is a brief description of each of the subadvisers.


      THE DREYFUS CORPORATION. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Small Company Fund's subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1999, Dreyfus managed or administered approximately $129 billion in assets for approximately 1.8 million investor accounts nationwide. Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $__________ billion in assets as of December 31, 1999, including approximately $141 billion in mutual fund assets. As of December 31, 1999, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $__________ trillion in assets, including approximately $__________ billion in mutual fund assets.

      NEUBERGER BERMAN L.L.C. Neuberger Berman also serves as a subadviser to the Fund. Neuberger Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $54.4 billion of assets as of December 31, 1999. Neuberger Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

      STRONG CAPITAL MANAGEMENT, INC. Strong, which also serves as one of the subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment adviser for each of the mutual funds within the Strong Family of Funds. As of December 31, 1999, Strong had over $38 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

      LAZARD ASSET MANAGEMENT. Effective October 1, 1998, Lazard began serving as one of the subadvisers to the Fund. Lazard, a division of Lazard Freres & Co. LLC, a New York limited liability company, manages approximately $75 billion, as of December 31, 1999, in investments for corporations, endowments, public and private pension plans and wealthy individuals and is recognized as one of the premier global investment advisory firms. Lazard has offices in New York and San Francisco. In addition, Lazard provides asset management services worldwide through its affiliates in London, Tokyo, Sydney, Frankfurt and Cairo. Lazard's address is 30 Rockefeller Center, New York, New York 10112.

INCOME FUND


      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 0.45% of the Fund's average daily net assets. VMF has voluntarily agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 0.75% of the Fund's average daily net assets; however, this waiver may be discontinued upon prior written notice to shareholders. The Fund commenced operations on January 20, 1998. For the period from commencement of operations to December 31, 1998, NAS received $5,839 in fees, net of waivers and reimbursements of $8,115. For the fiscal year ended December 31, 1999, NAS/VMF received $21,163 in fees, net of waivers in the amount of $9,754.


      VMF has selected two subadvisers, each of whom will manage part of the Fund's portfolio. Each subadviser receives an annual fee from VMF based on the average daily net assets of the portion of the Fund managed by that subadviser as specified below:

        SUBADVISORY FEES                AVERAGE DAILY NET ASSETS
        ----------------                ------------------------
              0.25%                     on the first $100 million
              0.15%                     on assets in excess of $100 million


      The fees for each of the subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham. For the fiscal year ended December 31, 1999, NAS paid $15,000 and $25,000 in fees to NCM Capital and Smith Graham, respectively. For the fiscal year ended December 31, 1998, NAS paid $15,000 and $25,000 in fees to NCM Capital and Smith Graham, respectively.


      Below is a brief description of each of the subadvisers.


      NCM CAPITAL MANAGEMENT GROUP, INC. NCM Capital was founded in 1986 and serves as one of the Fund's subadvisers. As of December 31, 1999, NCM Capital had approximately $5.7 billion in assets under management.


      NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 72% ; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 28%.

      SMITH GRAHAM & CO. ASSET MANAGERS, L.P. Smith Graham also services as a subadviser to the Fund. Its corporate offices are located at 6900 Chase Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides domestic, global and international money management. As of December 31, 1999, Smith Graham managed approximately $2.2 billion of assets.


      Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robecco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith and Jamie G. House.

      GROWTH FOCUS FUND

      As described in the prospectus, the Growth Focus Fund is subject to base investment advisory fees that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the advisory fee arrangements of the Fund:


FUND           BENCHMARK      REQUIRED EXCESS         BASE ADVISORY        HIGHEST POSSIBLE        LOWEST POSSIBLE
                                 PERFORMANCE          FEE                  ADVISORY FEE AT         ADVISORY FEE AT
                                                                           EACH BREAK POINT        EACH BREAK POINT

Growth Focus   Russell 1000      4.0%                 0.90% for assets        1.10%                   0.68%
               Growth                                 up to $500 million,     0.98%                   0.62%
                                                      0.80% for assets        0.91%                   0.59%
                                                      of $500 million
                                                      and more but less
                                                      than $2 billion,
                                                      0.75% for assets of
                                                      $2 billion and more


      The performance adjustment works as follows: If the Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 4.0%, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 4.0%, the advisory fees would go down to 0.68%. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable Securities and Exchange Commission ("SEC") rules.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.35% until at least December 31, 2000.

      Turner Investment Partners, Inc. ("Turner") is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund:

FUND           BENCHMARK      REQUIRED EXCESS         BASE ADVISORY         HIGHEST POSSIBLE        LOWEST POSSIBLE
                                 PERFORMANCE          FEE                   SUBADVISORY FEE AT      SUBADVISORY FEE AT
                                                                            EACH BREAK POINT       EACH BREAK POINT

Growth Focus   Russell 1000      4.0%                 0.55% for assets        0.77%                   0.33%
               Growth                                 up to $500 million,     0.67%                   0.27%
                                                      0.45% for assets        0.57%                   0.24%
                                                      of $500 million
                                                      and more but less
                                                      than $2 billion,
                                                      0.40% for assets of
                                                      $2 billion and more



       These performance-based fees will be paid from the investment advisory fees received by VMF and will be subject to the same conditions.

      Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios.

FUND ADMINISTRATION SERVICES

TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND, MONEY MARKET FUND

      Effective November 1, 1997, NAS entered into an agreement to provide various administration and accounting services for these Funds. For these services, NAS received a fee, calculated daily and paid monthly at an annual rate of 0.05% for each Fund's average net assets on the first $1 billion of assets and 0.04% on the assets of $1 billion and more. During the years ended December 31, 1998 and 1997, NAS received fund administration fees in the following amounts: Total Return Fund $947,890 and $135,272, Capital Appreciation Fund $366,788 and $37,284, Government Bond Fund $301,517 and $39,441 and Money Market Fund $608,781 and $89,708, respectively.



ALL OTHER FUNDS


      Under the terms of a Fund Administration Agreement, VSA provides various administration and accounting services, including daily valuation of the remaining Fund's shares and preparation of financial statements, tax returns and regulatory reports. For these services, each Fund pays VSA an annual fee in the amount of 0.07% of the Fund's first $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of more than $1 billion.


      Effective September 1, 1999, the fund administration services previously performed for the Funds by Nationwide Advisory Services, Inc. ("NAS") were transferred to Villanova SA Capital Trust ("VSA"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After these changes were implemented, there was no change in the fees charged for fund administration services for each of the Funds. The fund administration fees received by NAS or NAS and VSA were as follows:

                                                                                                          1997
                                      1999         1999              1998           1998           ADMINISTRATION FEES
            FUND                    RECEIVED      WAIVED           RECEIVED        WAIVED                WAIVED
           ------                  ----------   ----------         --------       --------              --------
Strategic Growth Fund               $22,082       $ ---          $ 3,959            $ ---                 $128
Strategic Value Fund                 11,014         ---            5,962              ---                  134
Equity Income Fund                   14,732         ---            5,513              ---                  147
High Income Bond Fund                36,554         ---           13,909              ---                  645
Balanced Fund                        43,819         ---           13,374              ---                  150
Multi Sector Bond Fund               37,020         ---           13,497              ---                  161
Small Cap Value Fund                 67,123         ---           14,497              ---                  158
Small Cap Growth Fund**              49,932      43,393              N/A              N/A                  N/A
Money Market Fund                   799,936         ---              N/A              N/A                  N/A
Small Company Fund**                 88,960         ---              N/A              N/A                  N/A
Total Return Fund                 1,068,669         ---              N/A              N/A                  N/A
Capital Appreciation Fund           539,831         ---              N/A              N/A                  N/A
Government Bond Fund                386,796         ---              N/A              N/A                  N/A
Global 50 Fund                       25,620         ---            9,361              ---                  616
Mid Cap Index Fund                    9,880         ---            4,969              ---                  358
Income Fund*                          4,809         ---            2,171              ---                  N/A
Growth Focus Fund***                    N/A         N/A              N/A              N/A                  N/A
New Economy Fund***                     N/A         N/A              N/A              N/A                  N/A


------------

*    The Income Fund commenced operations on January 20, 1998.

**   The Small Cap Growth Fund commenced operations on May 1, 1999.

*** The Growth Focus Fund and New Economy Fund commenced operations on May 1, 2000.

ADMINISTRATIVE SERVICE PLAN

      Under the terms of an Administrative Services Plan, a Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for banks wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

      As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement effective July 1, 1999 pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, Nationwide Financial Services, Inc. and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of Nationwide Financial Services, Inc. or such other entity.

CUSTODIAN

      The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.


LEGAL COUNSEL


      Stradley, Ronon, Stevens and Young LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.


INDEPENDENT ACCOUNTANTS


      PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      Nationwide Investors Services, Inc. (NIS), Three Nationwide Plaza, Columbus, Ohio 43215 is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is an affiliate of VMF. For these services, NIS is paid a fee by each Fund at the annual rate of 0.01% of that Fund's average daily net assets. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

BROKERAGE ALLOCATIONS

      VMF (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds and the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations and other debt obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

      The primary consideration in portfolio security transactions is "best price," "best execution," i.e., prompt and reliable execution at the most favorable prices and in the most effective manner possible taking into account all considerations discussed below. VMF or a subadviser always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to VMF or a subadviser. In placing orders with such broker-dealers, VMF or a subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to VMF or a subadviser even though its dollar value may be indeterminable, it does not directly benefit a Fund and its receipt or availability generally does not reduce VMF's or a subadviser's normal research activities or expenses.

      Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of the variable life insurance policies or variable annuity contracts. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

      There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of VMF or a subadviser and their affiliates. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected for a Fund only when VMF or a subadviser believes that to do so is in the best interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

      In purchasing and selling investments for the Funds, it is the policy of each of the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by VMF or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, each subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.


      VMF and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a subadviser is considered to be in addition to and not in lieu of services required to be performed by the subadviser under its subadvisory agreement with VMF. The fees to each of the subadvisers pursuant to its subadvisory agreement with VMF is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a subadviser in serving its other clients or clients of the subadvisers. Subject to the policy of the subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a subadviser also may consider the broker-dealer's sale of shares of any fund for which the subadviser serves as investment adviser, subadviser or administrator.

      The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                      FOR THE YEAR ENDED DECEMBER 31, 1999


------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                           BROKERAGE SERVICES
------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                                               $348,253                 $ --              $ --
------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                                  66,667                   --                --
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                    27,780
------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund                                                    379                   --                --
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         47,558
------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund                                                    --                   --                --
------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                               1,199,913                   --                --
------------------------------------------------------------------------------------------------------------------------
Global 50 Fund                                                       102,624                   --                --
------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                                    60,773                   --                --
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund *                                               16,381                   --                --
------------------------------------------------------------------------------------------------------------------------
Small Company Fund                                                   996,995
------------------------------------------------------------------------------------------------------------------------
Income Fund                                                               --                   --                --
------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                  1,982,239                   --
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                            651,886                   --                --
------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                                      --                   --                --
------------------------------------------------------------------------------------------------------------------------
Growth Focus Fund**                                                      N/A                  N/A               N/A
------------------------------------------------------------------------------------------------------------------------
New Economy Fund**                                                       N/A                  N/A               N/A


------------

*    The Small Cap Growth Fund commenced operations on May 1, 1999.

**   The Growth Focus Fund and New Economy Fund commenced operations on May 1,
     2000.

------------------------------------------------------------------------------------------------------------------------
                      FOR THE YEAR ENDED DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                           BROKERAGE SERVICES
------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                                                $44,342                 $ --              $ --
------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                                  40,906                   --                --
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                    16,519            7,066,374             6,448
------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund                                                     72                   --                --
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                         20,024              641,284             1,224
------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund                                                    --                   --                --
------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                                 249,877                   --                --
------------------------------------------------------------------------------------------------------------------------
Global 50 Fund                                                        37,313                   --                --
------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                                    23,405                   --                --
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund *                                                   --                   --                --
------------------------------------------------------------------------------------------------------------------------
Small Company Fund                                                 1,252,284            3,155,796            13,596
------------------------------------------------------------------------------------------------------------------------
Income Fund                                                               --                   --                --
------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                    881,930                   --                --
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                            699,978                   --                --
------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                                      --                   --                --
------------------------------------------------------------------------------------------------------------------------


*    The Small Cap Growth Fund commenced operations on May 1, 1999.

------------------------------------------------------------------------------------------------------------------------
                      FOR THE YEAR ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                           BROKERAGE SERVICES
------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
------------------------------------------------------------------------------------------------------------------------
Strategic Growth Fund                                                 $2,117               $--0--           $ - 0 -
------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                                                   2,664                --0--           -- 0 --
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                                     1,319            1,018,166               910
------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund                                                  --0--                --0--             --0--
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                          1,038              315,101               420
------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund                                                 --0--                --0--             --0--
------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                                   2,317                3,045                30
------------------------------------------------------------------------------------------------------------------------
Global 50 Fund                                                         8,058                --0--             --0--
------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                                     3,479              509,403               828
------------------------------------------------------------------------------------------------------------------------
Small Company Fund                                                   887,672                   --                --
------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                    924,959                   --                --
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                            327,691                   --                --
------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                                   --0--                   --                --
------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                                      --0--                   --                --
------------------------------------------------------------------------------------------------------------------------


      Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

      Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

      The following table lists the amount of brokerage commissions paid to affiliated brokers:


------------------------------------------------------------------------------------------------------------------------
                                                                                        COMMISSIONS
------------------------------------------------------------------------------------------------------------------------
           FUND                               BROKER                       1999            1998           1997
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       Salomon Smith Barney                    $3,220         $2,010            N/A
------------------------------------------------------------------------------------------------------------------------
Small Company Fund                  Lazard Freres                             $290           $542            N/A
------------------------------------------------------------------------------------------------------------------------
Small Company Fund                  Neuberger & Berman                     $42,706        $31,801        $35,069
------------------------------------------------------------------------------------------------------------------------

      During the year ended December 31, 1999, commissions paid by the Balanced Fund to Saloman Smith Barney represented 6.8% of total commissions paid by the Fund or 0.004% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 1999, commissions paid by the Small Company Fund to Lazard Freres and Neuberger & Berman represented less than 0.03% and 4.3%, respectively, of total commissions paid by the Fund or 0.000007% and 0.001%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.

      As of December 31, 1999, the following Funds held investments in their regular broker/dealers as follows:



------------------------------------------------------------------------------------------------------------------------
                                                                                      SHARES/                \
              FUND                               SECURITY                            PRINCIPAL             VALUE
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           Merrill Lynch                                        $130,000         $10,863,350
------------------------------------------------------------------------------------------------------------------------
Money Market Fund                   Bear Stearns Co.                                  $58,000,000         $57,777,188
                                    Goldman Sachs Group                               $56,000,000         $55,726,880
                                    Merrill Lynch & Co.                               $59,163,000         $58,890,575
                                    Morgan Stanley Group                              $60,000,000         $59,710,128
Salomon Smith Barney                $58,546,000                                       $58,362,049
------------------------------------------------------------------------------------------------------------------------
Income Fund                         Morgan Stanley Dean Witter & Co.                     $100,000             $96,237
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                  Merrill Lynch & Co.                                    $3,400            $283,900
                                    Morgan Stanley Dean Witter & Co.                       $3,400            $485,350
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       Donaldson, Lufkin, Jenrette                          $150,000            $145,605
                                    Merrill Lynch & Co.                                  $425,000             402,754
------------------------------------------------------------------------------------------------------------------------
Multi Sector Bond Fund              Merrill Lynch & Co.                                  $830,000            581,017$
                                    Donaldson, Lufkin, Jenrette                        $5,250,000            237,457$
------------------------------------------------------------------------------------------------------------------------


PURCHASES, REDEMPTIONS AND PRICING OF SHARES

      An insurance company purchases shares of the Funds at their net asset value using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

      The net asset value per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines) and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

      The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Funds listed on national exchanges are valued at the last quoted sales price on the principal exchange, or if there is no sale on that day, the securities are valued at the prior day's closing prices as provided by an independent pricing organization. Securities traded in the over-the-counter market are valued at the last quoted sale price, or if there is no sale on that day, the quoted bid price as provided by an independent pricing organization. U.S. Government securities are valued at the quoted bid price as provided from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less purchase by a non-money market fund are valued at amortized cost in accordance with provisions contained in Rule 2a-7 of the 1940 Act. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing organization does not provide a value or provides a value that does not represent fair value in the judgement of VSA or its designee, are valued at fair value in accordance with procedures authorized by the Trustees. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.


      A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

      The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 16 separate funds. Shares of each fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS

      Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

      (1) designate series of the Trust; or

      (2) change the name of the Trust; or

      (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

      Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds vote together, and not by fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act., a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

      Each Fund is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code (the "Code"), and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

      Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things:
(I) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities, and (iii) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.


      In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The Board of Trustees reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.

OTHER TAX CONSEQUENCES

      Foreign Transactions. Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

      A Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the Fund to be subject to hyper inflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and
(b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (I) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and (iii) the Fund will continue to qualify as a regulated investment company.

      Investment in Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), such Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Contracts. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

      The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

      On April 1, 1992 proposed regulations of the Internal Revenue Service were published providing a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund is able to make the foregoing election in the first year in which it is permitted to do so, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

      Derivative Instruments. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

      If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a regulated investment company.

TAX CONSEQUENCES TO SHAREHOLDERS

      Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Contracts. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Contracts.

FINANCIAL STATEMENTS

      The Report of Independent Accountants and Financial Statements of the Funds for the period ended December 31, 1999 are incorporated by reference to the Trust's Annual Report. The Financial Statements of the Funds for the period ended June 30, 1999 (unaudited) are incorporated by reference to the Trust's Semi-Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1 (800) 848-6331.

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APPENDIX A

BOND RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2. Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

      AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

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SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC - Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C - Debt rated `C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH/IBCA INVESTORS SERVICE, INC. BOND RATINGS

Fitch/IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated `F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (`BB' to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD,           Bonds are in default on interest and/or principal payments. Such
DD             bonds are extremely speculative, and should be valued on the
&D             basis of their ultimate recovery value in liquidation or
               reorganization of the obligor. `DDD' represents the highest potential for recovery of these bonds, and `D' represents the lowest potential for recovery.

DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of `BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE                               DEFINITION
--------                            -----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+                                 High credit quality. Protection factors are
AA                                  strong. Risk is modest, but may vary
AA-                                 slightly from time to time because of
                                    economic conditions.

A+                                  Protection factors are average but adequate.
A                                   However, risk factors are more variable and
A-                                  greater in periods of economic stress.

BBB+                                Below average protection factors but still
BBB                                 considered sufficient for prudent
BBB-                                investment. Considerable variability in risk
                                    during economic cycles.

BB+                                 Below investment grade but deemed likely to
BB                                  meet obligations when due. Present or
BB-                                 prospective financial protection factors
                                    fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+                                  Below investment grade and possessing risk
B                                   that obligations will not be met when due.
B-                                  Financial protection factors will fluctuate
                                    widely according to economic cycles,
                                    industry conditions and/or company fortunes.
                                    Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC                                 Well below investment grade securities.
                                    Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP                                  Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated `D' is in payment default. the `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

      [ ] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

      [ ] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

      Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1         This designation denotes best quality. There is
                     present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2         This designation denotes high quality. Margins of
                     protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG                  4/VMIG 4 This designation denotes adequate quality.
                     Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH/IBCA SHORT-TERM RATINGS

Fitch/IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

      F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned `F-1+' and `F-1' ratings.

      F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

      B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D Default. Issues assigned this rating are in actual or imminent payment default.

DUFF & PHELPS SHORT-TERM DEBT RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


RATING
SCALE                               DEFINITION

               HIGH GRADE


D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


               GOOD GRADE


D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


               SATISFACTORY GRADE


D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


               NON-INVESTMENT GRADE


D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               DEFAULT


D-5 Issuer failed to meet scheduled principal and/or interest payments.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23.   EXHIBITS

         (a)          (1)  Amended Declaration of Trust - previously filed with
                           Post-Effective Amendment and hereby incorporated by reference.

         (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

         (c)          Not applicable.

         (d)          (1)  Investment Advisory Agreement for the funds
                           previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


                           (a) Amendment to Investment Advisory Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


                      (2)  Subadvisory Agreements for the Small Company Fund.

                           (a) Subadvisory Agreement with The Dreyfus
                               Corporation. - previously filed with Post-
                               Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Neuberger Berman LLC
                               - previously filed with Post- Effective
                               Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with Strong Capital
                               Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (d) Subadvisory Agreement with Lazard Asset
                               Management - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


                      (3)  Subadvisory Agreements for the Income Fund.

                           (a) Subadvisory Agreement with NCM Capital Management
                               Group, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Smith Graham & Co.
                               Asset Managers, L.P. - previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                      (4) Subadvisory Agreements for the Balanced Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Small Cap Value Fund, Global Equity Fund, Mid Cap Index Fund, Nationwide Select Advisers Small Cap Growth Fund.


                           (a) Subadvisory Agreement with Strong Capital
                               Management, Inc. for the Strategic Growth Fund and Strategic Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (b) Subadvisory Agreement with Federated Investment
                               Counseling for the Equity Income Fund and High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with The Dreyfus
                               Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (d) Subadvisory Agreement with J.P. Morgan Investment
                               Management Inc. for the Global Equity Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (e) Subadvisory Agreement with The Dreyfus
                               Corporation for the Mid Cap Index Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (f) Subadvisory Agreements with Franklin Advisers,
                               Inc., Miller Anderson & Sherrerd and Neuberger Berman, LLC for the Nationwide Select Advisers Small Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


                           (g) Proposed Subadvisory Agreement with Turner
                               Investment Partners, Inc. for the Growth Focus Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (h) Proposed Subadvisory Agreement with J.P. Morgan
                               Investment Management Inc. for the Balanced Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (i) Proposed Subadvisory Agreement with Miller
                               Anderson and Sherrered for the Multi Sector Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


         (e)          Not Applicable

         (f)          Not applicable.

         (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.

         (h)           (1) Fund Administration Agreement for the Funds
                           previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.


                           (a) Amendment to Fund Administration Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


                       (2) Transfer and Dividend Disbursing Agent Agreement
                           -previously filed with the Trust's Registration Statement herein incorporated by reference.


                           (a) Amendment to Transfer and Dividend Disbursing
                               Agent Agreement previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.


                       (3) Administrative Services Plan & Form of Servicing
                           Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


         (j) Consent of PricewaterhouseCoopers- Independent Accountants (filed herewith)


         (k)          Not applicable.

         (l)          Not applicable.

         (m)          Not applicable.

         (n)          Not applicable.

         (o)          Not Applicable.


         (p)           (1)      Code of Ethics for Nationwide Family of Funds
                                previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (2) Code of Ethics for Villanova Mutual Fund Capital Trust and Villanova SA Capital Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (3) Code of Ethics for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.



         (q) Power of Attorney dated February 9, 2000 - previously filed with Post-Effective Amendment No. 32 to the Registration Statement filed on February 16, 2000, and herein incorporated by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust.

                The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

                Joseph J. Gasper     DIRECTOR AND PRESIDENT AND CHIEF OPERATING
                                     OFFICER
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance
                                       Company
                                     Nationwide Financial Services, Inc.

                                     DIRECTOR AND CHAIRMAN OF THE BOARD
                                     National Deferred Compensation, Inc.
                                     Nationwide Investment Services
                                       Corporation

                                     DIRECTOR AND VICE CHAIRMAN
                                     ALLIED Group Merchant Banking Corporation
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Financial Corporation
                                     ALLIED Life Insurance Company
                                     Nationwide Financial Institution
                                       Distributors Agency, Inc.
                                     Nationwide Global Funds
                                     Nationwide Global Holdings, Inc.
                                     Nationwide Retirement Solutions, Inc.
                                     Neckura Life Insurance Company
                                     NFS Distributors, Inc.
                                     Pension Associates, Inc.
                                     Villanova Capital, Inc.

                                     VICE CHAIRMAN
                                     Villanova Mutual Fund Capital Trust
                                     Villanova SA Capital Trust

                                     North Pointe Capital, LLC


                                     DIRECTOR AND PRESIDENT
                                     Employers Life Insurance Company of Wausau
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Investor Services, Inc.
                                     Nationwide Financial Services (Bermuda)
                                       Ltd.
                                     Wausau Preferred Health Insurance Company

                                     DIRECTOR
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of
                                       Alabama, Inc.
                                     Financial Horizons Distributors Agency of
                                       Ohio, Inc.
                                     Financial Horizons Distributors Agency of
                                       Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Landmark Financial Services of New York,
                                       Inc.
                                     Leben Direkt Insurance Company

                                     Morley Financial Services, Inc.
                                     Nationwide Indemnity Company
                                     Neckura Holding Company
                                     NGH Luxembourg, S.A.
                                     PanEurolife

                                     TRUSTEE AND CHAIRMAN
                                     Nationwide Asset Allocation Trust
                                     Nationwide Separate Account Trust

                                     TRUSTEE AND PRESIDENT
                                     Nationwide Insurance Golf Charities, Inc.

                                     BOARD OF MANAGERS
                                     Nationwide Services Company, LLC.


                Dennis W. Click      VICE PRESIDENT AND SECRETARY

                                     ALLIED Finance Services, Inc.

                                     ALLIED General Agency Company
                                     ALLIED Group, Inc.
                                     ALLIED Group Insurance Marketing Company
                                     ALLIED Group Mortgage Company
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Financial Corporation
                                     ALLIED Life Insurance Company
                                     ALLIED Property and Casualty Insurance
                                       Company

                                     Villanova Capital, Inc.
                                     Villanova Mutual Fund Capital Trust
                                     Villanova SA Capital Trust
                                     North Pointe Capital, LLC

                Paul J. Hondros      DIRECTOR
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Investors Services, Inc.

                                     PRESIDENT AND CHIEF EXECUTIVE OFFICER
                                     Villanova Capital, Inc.
                                     Villanova Mutual Fund Capital Trust
                                     Villanova SA Capital Trust

                                     North Pointe Capital, LLC



                Dimon R. McFerson    CHAIRMAN AND CHIEF EXECUTIVE OFFICER-
                                     NATIONWIDE INSURANCE ENTERPRISE AND
                                     DIRECTOR
                                     ALLIED Group, Inc.
                                     ALLIED Life Financial Corporation
                                     Farmland Mutual Insurance Company
                                     GatesMcDonald Health Plus, Inc.
                                     Nationwide Agribusiness Insurance Company
                                     National Casualty Company
                                     Nationwide Financial Services, Inc.
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance  Company
                                     Scottsdale Surplus Lines Insurance Company

                                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER AND
                                     DIRECTOR
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide General Insurance Company
                                     Nationwide Property and Casualty Insurance
                                       Company
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance
                                       Company
                                     Colonial Insurance Company of Wisconsin
                                     National Deferred Compensation, Inc.
                                     Nationwide Cash Management Company
                                     Nationwide Global Holdings, Inc.
                                     Nationwide Indemnity Company
                                     Nationwide Insurance Company of America
                                     Nationwide Investment Services Corporation

                                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                     PRESIDENT AND DIRECTOR
                                     Nationwide Corporation

                                     CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF
                                     EXECUTIVE OFFICER AND DIRECTOR
                                     American Marine Underwriters, Inc.
                                     Employers Life Insurance Company of Wausau
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Financial Institution
                                       Distributors Agency, Inc
                                     Nationwide International Underwriters
                                     Nationwide Investor Services, Inc.
                                     Nationwide Retirement Solutions, Inc.
                                     NFS Distributors, Inc.
                                     Pension Associates, Inc.
                                     Wausau Preferred Health Insurance Company

                                     CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF
                                     EXECUTIVE OFFICER-NATIONWIDE INSURANCE
                                     ENTERPRISE AND DIRECTOR
                                     AID Finance Services, Inc.
                                     ALLIED General Agency Company
                                     ALLIED Group Insurance Marketing Company
                                     ALLIED Group Merchant Banking Corporation
                                     ALLIED Group Mortgage Company
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Insurance Company
                                     ALLIED Property and Casualty Insurance
                                       Company
                                     AMCO Insurance Company
                                     Depositors  Insurance Company
                                     Midwest Printing Services, Ltd.
                                     Premier Agency, Inc.
                                     Western Heritage Insurance Company
                                     Gates, McDonald and Company
                                     Nationwide Retirement Solutions, Inc.
                                     Nationwide Insurance Enterprise Services,
                                       Ltd.
                                     Villanova Capital, Inc.

                                     TRUSTEE AND CHAIRMAN
                                     Financial Horizons Investment Trust
                                     Nationwide Investing Foundation
                                     Nationwide Investing Foundation II
                                     Nationwide Mutual Funds

                                     CHAIRMAN OF THE BOARD
                                     Nationwide Insurance Golf Charities, Inc.

                                     CHAIRMAN OF THE BOARD AND DIRECTOR
                                     Cal-Ag Insurance Services, Inc.
                                     CalFarm Insurance Agency
                                     CalFarm Insurance Company
                                     Lone Star General Agency, Inc.
                                     Nationwide Community Urban Redevelopment
                                     Corporation
                                     Colonial County Mutual Insurance Company

                                     DIRECTOR
                                     Gates, McDonald & Company of Nevada
                                     Gates, McDonald & Company of New York
                                     Healthcare First, Inc.
                                     MRM Investments, Inc.

                                     Morley Financial Services, Inc.
                                     Nationwide Agency, Inc.
                                     Nationwide Health Plans, Inc.
                                     Nationwide Management Systems, Inc.
                                     Nevada Independent Companies-Construction
                                     Nevada Independent Companies-Health and
                                       Nonprofit
                                     Nevada Independent Companies-Hospitality
                                       and Entertainment
                                     Nevada Independent Companies-Manufacturing,
                                       Transportation and Distribution
                                     PanEurolife

                                     CHAIRMAN OF THE BOARD, CHAIRMAN AND CHIEF
                                     EXECUTIVE OFFICER AND TRUSTEE
                                     Nationwide Insurance Enterprise Foundation

                                     MEMBER-BOARD OF MANAGERS, CHAIRMAN OF THE
                                     BOARD, CHAIRMAN AND CHIEF EXECUTIVE OFFICER
                                     Nationwide Properties, Ltd.
                                     Nationwide Realty Investors, Ltd.
                                     Nationwide Services Company, LLC.

                                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER
                                     Nationwide Insurance Company of Florida

                                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER-
                                     NATIONWIDE INSURANCE ENTERPRISE
                                     Villanova Mutual Fund Capital Trust
                                     Villanova SA Capital Trust

                                     CHAIRMAN

                                     North Pointe Capital, LLC


                Robert A. Oakley     EXECUTIVE VICE PRESIDENT-CHIEF FINANCIAL
                                     OFFICER
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide General Insurance Company
                                     Nationwide Property and Casualty Insurance
                                       Company
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance
                                       Company
                                     ALLIED Group. Inc.
                                     ALLIED Life Financial Corporation
                                     CalFarm Insurance Company
                                     Employers Life Insurance Company of Wausau
                                     National Casualty Company
                                     National Premium and Benefit Administration
                                       Company
                                     Farmland Mutual Insurance Company
                                     Nationwide Financial Institution
                                       Distributors Agency, Inc.
                                     Lone Star General Agency, Inc.
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Corporation
                                     Nationwide Financial Services, Inc.
                                     Nationwide Investment Services Corporation
                                     Nationwide Investor Services, Inc.
                                     Nationwide Insurance Enterprise Foundation
                                     Nationwide Properties, Ltd.
                                     Nationwide Realty Investors, Ltd.
                                     Nationwide Retirement Solutions, Inc.

                                     Colonial County Mutual Insurance Company
                                     Pension Associates, Inc.
                                     Nationwide Retirement Solutions, Inc.
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Scottsdale Surplus Lines Insurance Company
                                     Villanova Mutual Fund Capital Trust
                                     Villanova SA Capital Trust
                                     Wausau Preferred Health Insurance Company

                                     DIRECTOR AND CHAIRMAN OF THE BOARD
                                     Neckura Holding Company
                                     Neckura Insurance Company
                                     Neckura Life Insurance Company

                                     EXECUTIVE VICE PRESIDENT-CHIEF FINANCIAL
                                     OFFICER AND DIRECTOR
                                     AID Finance Services, Inc.
                                     ALLIED General Agency Company
                                     ALLIED Group Insurance Marketing Company
                                     ALLIED Group Merchant Banking Corporation
                                     ALLIED Group Mortgage Company
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Insurance Company
                                     ALLIED Property and Casualty Insurance
                                       Company
                                     AMCO Insurance Company
                                     American Marine Underwriters, Inc.
                                     Cal-Ag Insurance Services, Inc.
                                     CalFarm Insurance Agency
                                     Depositors  Insurance Company
                                     Midwest Printing Services, Ltd.
                                     Premier Agency, Inc.
                                     Western Heritage Insurance Company
                                     Colonial Insurance Company of Wisconsin
                                     Nationwide Cash Management Company
                                     Nationwide Community Urban Redevelopment
                                       Corporation
                                     National Deferred Compensation, Inc.
                                     Nationwide Global Holdings, Inc.
                                     Nationwide Services Company, LLC.
                                     NFS Distributors, Inc.
                                     MRM Investments, Inc.
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Indemnity Company
                                     Nationwide Insurance Company of America
                                     Nationwide Insurance Company of Florida
                                     Nationwide International Underwriters
                                     Villanova Capital, Inc.

                                     DIRECTOR AND VICE CHAIRMAN
                                     Leben Direkt Insurance Company
                                     Neckura General Insurance Company
                                     Auto Direkt Insurance Company

                                     DIRECTOR
                                     Gates, McDonald & Company

                                     GatesMcDonald Health Plus Inc.
                                     Healthcare First, Inc.
                                     Morley Financial Services,  Inc.
                                     NGH Luxembourg, S.A.
                                     PanEurolife

                                     BOARD OF MANAGERS, EXECUTIVE VICE
                                     PRESIDENT-CHIEF FINANCIAL OFFICER
                                     Nationwide Insurance Enterprise Services,
                                     Ltd.


                  Susan A. Wolken    SENIOR VICE PRESIDENT - LIFE COMPANY
                                     OPERATIONS
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide Property and Casualty Insurance
                                       Company
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance
                                       Company
                                     Nationwide Financial Services, Inc.

                                     SENIOR VICE PRESIDENT - LIFE COMPANY
                                     OPERATIONS AND DIRECTOR
                                     Nationwide Financial Services (Bermuda)
                                       Ltd.

                                     CHAIRMAN OF THE BOARD AND DIRECTOR
                                     Nationwide Trust Company, FSB

                                     SENIOR VICE PRESIDENT AND DIRECTOR
                                     Employers Life Insurance Company of Wausau
                                     Pension Associates, Inc.
                                     Wausau Preferred Health Insurance Company

                                     DIRECTOR
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of
                                       Alabama, Inc.
                                     Financial Horizons Distributors Agency of
                                       Ohio, Inc.
                                     Financial Horizons Distributors Agency of
                                       Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Landmark Financial Services of New York,
                                       Inc.
                                     NATIONWIDE ADVISORY SERVICES, INC.
                                     Nationwide Financial Institution
                                       Distributors Agency, Inc.
                                     Nationwide Global Funds
                                     Nationwide Investment Services Corporation
                                     Nationwide Retirement Solutions, Inc.
                                     Nationwide Retirement Solutions Insurance
                                       Agency, Inc.
                                     Nationwide Retirement Solutions, Inc. of
                                       Alabama
                                     Nationwide Retirement Solutions, Inc. of
                                       Arizona
                                     Nationwide Retirement Solutions, Inc. of
                                       Arkansas
                                     Nationwide Retirement Solutions, Inc. of
                                       Montana
                                     Nationwide Retirement Solutions, Inc. of
                                       Nevada
                                     Nationwide Retirement Solutions, Inc. of
                                       New Mexico
                                     Nationwide Retirement Solutions, Inc. of
                                       Ohio
                                     Nationwide Retirement Solutions, Inc. of
                                       Oklahoma
                                     Nationwide Retirement Solutions, Inc. of
                                       South Dakota
                                     Nationwide Retirement Solutions, Inc. of
                                       Wyoming

                                     Villanova Capital, Inc.


            Robert J. Woodward, Jr.  EXECUTIVE VICE PRESIDENT-CHIEF INVESTMENT
                                     OFFICER
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide General Insurance Company
                                     Nationwide Property and Casualty Insurance
                                       Company
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance
                                       Company
                                     AID Finance Services, Inc.
                                     ALLIED General Agency Company
                                     ALLIED Group, Inc.
                                     ALLIED Group Insurance Marketing Company
                                     ALLIED Group Merchant Banking Corporation
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Financial Corporation
                                     ALLIED Life Insurance Company
                                     ALLIED Property and Casualty Insurance
                                       Company
                                     AMCO Insurance Company
                                     Cal-Ag Insurance Services, Inc.
                                     CalFarm Insurance Agency
                                     CalFarm Insurance Company
                                     Depositors  Insurance Company
                                     Midwest Printing Services, Ltd.
                                     Premier Agency, Inc.
                                     Western Heritage Insurance Company
                                     Colonial County Mutual Insurance Company
                                     Colonial Insurance Company of Wisconsin
                                     Employers Insurance of Wausau A Mutual
                                       Company
                                     Employers Life Insurance Company of Wausau
                                     Farmland Mutual Insurance Company
                                     Gates, McDonald & Company
                                     GatesMcDonald Health Plus, Inc.
                                     Lone Star General Agency, Inc.
                                     National Casualty Company
                                     Nationwide Financial Services, Inc.
                                     Nationwide Financial Services (Bermuda)
                                       Ltd.
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Insurance Company of America
                                     Nationwide Insurance Company of Florida
                                     Nationwide Corporation
                                     Nationwide Insurance Enterprise Foundation
                                     Nationwide Insurance Enterprise Services,
                                       Ltd.
                                     Nationwide Investment Services Corporation
                                     Nationwide Retirement Solutions, Inc.
                                     NFS Distributors, Inc.
                                     Pension Associates, Inc.
                                     Nationwide Retirement Solutions, Inc.
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Scottsdale Surplus Lines Insurance Company
                                     Villanova Mutual Fund Capital Trust
                                     Villanova SA Capital Trust
                                     Wausau Preferred Health Insurance Company

                                     DIRECTOR
                                     Healthcare First, Inc.
                                     Morley Financial Services, Inc.
                                     Nationwide Global Holdings, Inc.
                                     Nationwide Investors Services, Inc.

                                     MEMBER-BOARD OF MANAGERS AND VICE CHAIRMAN
                                     Nationwide Properties, Ltd.
                                     Nationwide Realty Investors, Ltd.

                                     MEMBER-BOARD OF MANAGERS AND EXECUTIVE VICE
                                     PRESIDENT-CHIEF INVESTMENT OFFICER
                                     Nationwide Services Company, LLC.

                                     DIRECTOR AND PRESIDENT
                                     MRM Investments, Inc.
                                     Nationwide Cash Management Company
                                     Nationwide Community Urban Redevelopment
                                       Corporation

                                     DIRECTOR AND EXECUTIVE VICE PRESIDENT-CHIEF
                                     INVESTMENT OFFICER
                                     Gates, McDonald & Company
                                     GatesMcDonald Health Plus, Inc.
                                     National Deferred Compensation, Inc.
                                     Nationwide Indemnity Company
                                     Nationwide Advisory Services, Inc.
                                     Villanova Capital, Inc.

                                     DIRECTOR, VICE CHAIRMAN AND EXECUTIVE VICE
                                     PRESIDENT-CHIEF INVESTMENT OFFICER
                                     ALLIED Group Mortgage Company

                                     TRUSTEE AND VICE CHAIRMAN
                                     Nationwide Asset Allocation Trust
                                     Nationwide Separate Account Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:



Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company

P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza,
Columbus, Ohio 43215


(b)   Information for the Subadvisers

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the Small Company Fund, the Small Cap Value Fund and the Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)  Neuberger Berman, LLC

           Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the Small Company Fund and the Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)  Strong Capital Management, Inc.

           Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Small Company Fund, the Strategic Growth Fund and the Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

      (4)  Credit Suisse Asset Management, LLC

           Credit Suisse Asset Management, LLC ("Credit Suisse") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Credit Suisse renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Credit Suisse, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-37170).

      (5)  Lazard Asset Management

           Lazard Asset Management ("Lazard") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Lazard renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

      (6)  NCM Capital Management Group, Inc.

           NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

      (7)  Smith Graham & Co. Asset  Managers, L.P.

           Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

      (8)  Schafer Capital Management , Inc.

           Schafer Capital Management, Inc., acts as subadviser to the Strategic Value Fund and as investment adviser to certain other clients. David
           K. Schafer, a director and officer of Schafer Capital Management, Inc., is also Chairman of the Board of Schafer Cullen Capital Management, Inc., 645 Fifth Ave, New York, New York 10022.

           James D. Cullen, an officer of Schafer Capital Management Inc., is also President of Schafer Cullen Capital Management, Inc.

           Schafer Cullen Capital Management , Inc. is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

     (9)   Federated Investment Counseling

           Federated Investment Counseling, the Subadviser to Equity Income Fund and High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).


     (10) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Global 50 Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.


           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.


     (11) Franklin Advisers, Inc. is subadviser to the Small Cap Growth Fund. The list required by this Item 26 of the officers and directors of Franklin Advisers, Inc.("Franklin"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Franklin pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-26292).

     (12) Miller, Anderson & Sherrerd, LLP is subadviser to the Small Cap Growth Fund and beginning May 1, 2000 will be subadviser to the Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Miller, Anderson & Sherred, LLP ("MAS"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MAS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (13) Turner Investment Partners, Inc. ("Turner") is subadviser to the Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).



ITEM 27.   PRINCIPAL UNDERWRITERS
           (a)  Not applicable.
           (b)  Not applicable.
           (c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
           James F. Laird, Jr.
           Nationwide Advisory Services, Inc.
           Three Nationwide Plaza
           Columbus, OH 43215

ITEM 29.   UNDERTAKINGS
           (a) Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this first day of May, 2000.


                        NATIONWIDE SEPARATE ACCOUNT TRUST

                             By: JAMES F. LAIRD, JR.
                                ---------------------
                         James F. Laird, Jr., Treasurer


PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 35 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIRST DAY OF MAY, 2000.


Signature & Title
-----------------
Principal Executive Officer

JOSEPH J. GASPER*
-----------------
Joseph J. Gasper, Trustee and Chairman

ROBERT J. WOODWARD, JR.*
------------------------
Robert J. Woodward, Jr., Trustee and Vice Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
-------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
---------------
John C. Bryant, Trustee

C. BRENT DEVORE*
----------------
C. Brent DeVore, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

THOMAS J. KERR, IV*
-------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------
Douglas F. Kridler, Trustee

SUE DOODY*
----------
Sue Doody, Trustee

ARDEN L SHISLER*
----------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-----------------
David C. Wetmore, Trustee

*By: JAMES F. LAIRD, JR.
     -------------------
     James F. Laird, Jr., Attorney-In-Fact

                                      C-18